UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 91.0%
Australia - 1.9%
Asciano Ltd.	52,264	$255,950
ASX Ltd.	1,555	46,393
Australia & New Zealand Banking Group Ltd.	27,640	719,192
BHP Billiton Ltd.	9,498	224,558
BHP Billiton PLC	17,149	367,526
Computershare Ltd.	3,819	36,531
Dexus Property Group REIT	6,812	38,562
Federation Centres REIT	11,381	26,498
Goodman Group REIT	14,552	67,214
GPT Group/The REIT	14,949	52,905
GPT Group/The REIT (Escrow) (3)†(a)	96,388	—
Harvey Norman Holdings Ltd.	55,708	152,060
Incitec Pivot Ltd.	32,542	84,177
Lend Lease Group	36,770	489,735
Macquarie Group Ltd.	8,110	382,442
Mirvac Group REIT	30,051	43,470
National Australia Bank Ltd.	18,772	511,918
Newcrest Mining Ltd. †	6,113	53,788
Novion Property Group REIT	17,337	29,799
Qantas Airways Ltd. †	182,228	353,944
Scentre Group REIT †	45,297	128,334
Stockland REIT	18,057	60,344
Telstra Corp. Ltd.	174,660	847,944
Westfield Corp. REIT	15,829	116,032
Westpac Banking Corp.	14,842	399,188

		5,488,504

Belgium - 0.5%
Belgacom SA	42,078	1,526,737

Canada - 2.7%
Alimentation Couche-Tard, Inc., Class B (1)	7,800	326,891
Bank of Montreal (1)	5,180	366,408
Bank of Nova Scotia/The (1)	3,199	182,584
Brookfield Asset Management, Inc., Class A (1)	4,802	240,637
Canadian Imperial Bank of Commerce (1)	5,300	455,459
Canadian National Railway Co. (1)	3,800	261,728
Canadian Natural Resources Ltd. (1)	14,300	442,121
Canadian Pacific Railway Ltd. (1)	1,200	231,107
Canadian Tire Corp. Ltd., Class A (1)	1,100	116,211
Cenovus Energy, Inc. (1)	9,700	200,128
CI Financial Corp. (1)	1,200	33,352
Crescent Point Energy Corp. (1)	3,000	69,487
Dollarama, Inc. (1)	8,200	419,246
Encana Corp. (1)	37,500	521,927
Enerplus Corp. (1)	37,351	359,750
Fairfax Financial Holdings Ltd. (1)	200	104,799
Finning International, Inc. (1)	11,200	243,223
Great-West Lifeco, Inc. (1)	2,245	64,907
IGM Financial, Inc. (1)	800	31,888
Kinross Gold Corp. (1)†	54,500	152,926
Magna International, Inc. (1)	5,934	642,995
Manulife Financial Corp. (1)	17,400	332,185
National Bank of Canada (1)	3,800	161,708
Power Corp. of Canada (1)	2,746	75,067
RioCan Real Estate Investment Trust REIT (1)	2,100	47,773
Royal Bank of Canada (1)	5,424	374,610
Suncor Energy, Inc. (1)	21,782	691,819
Toronto-Dominion Bank/The (1)	7,124	340,380
Valeant Pharmaceuticals International, Inc. (1)†	2,574	368,509

		7,859,825

	SHARES	VALUE (Note 4)
Denmark - 0.6%
Novo Nordisk A/S, Class B	7,055	$298,425
Pandora A/S	15,683	1,271,219
TDC A/S	39,926	304,512

		1,874,156

Finland - 0.8%
Fortum OYJ	45,395	985,596
Nokia OYJ	106,169	839,670
Orion OYJ, Class B	19,024	591,656

		2,416,922

France - 3.6%
Cie de Saint-Gobain	9,312	394,464
Cie Generale des Etablissements Michelin	6,074	548,280
CNP Assurances	32,506	576,272
GDF Suez	46,886	1,093,336
Klepierre REIT	1,740	74,713
Lagardere SCA	23,569	613,784
Natixis SA	79,251	522,947
Orange SA	119,944	2,039,853
Peugeot SA †	21,586	264,480
Sanofi	12,659	1,154,127
SCOR SE	6,788	205,679
Societe Generale SA	20,121	842,067
Thales SA	6,355	343,851
Total SA	12,094	619,600
Unibail-Rodamco SE REIT	1,072	275,006
Vivendi SA †	46,150	1,148,698

		10,717,157

Germany - 2.6%
Allianz SE	1,649	273,118
Bayer AG	5,583	761,010
Commerzbank AG †	8,181	107,307
Deutsche Boerse AG	1,565	111,212
Deutsche Post AG	23,873	774,963
E.ON SE	65,108	1,112,806
Fresenius SE & Co. KGaA	5,283	274,685
Hannover Rueck SE	3,928	354,350
Infineon Technologies AG	32,598	344,947
Merck KGaA	3,984	374,928
Muenchener Rueckversicherungs-Gesellschaft AG	3,761	748,956
OSRAM Licht AG †	19,752	775,462
Telefonica Deutschland Holding AG †	58,391	309,463
TUI AG †	30,878	496,187
United Internet AG	20,473	922,204

		7,741,598

Hong Kong - 1.1%
AIA Group Ltd.	94,600	521,763
ASM Pacific Technology Ltd.	1,882	17,920
Cheung Kong Holdings Ltd.	33,201	556,011
Cheung Kong Infrastructure Holdings Ltd.	4,749	34,923
First Pacific Co., Ltd.	18,000	17,775
Hong Kong Exchanges and Clearing Ltd.	9,069	200,214
Hysan Development Co., Ltd.	91,823	407,511
Link REIT/The REIT	18,829	117,413
New World Development Co., Ltd.	42,173	48,415
NWS Holdings Ltd.	12,500	22,928
PCCW Ltd.	32,406	22,065
Sino Land Co., Ltd.	346,000	555,436
Swire Pacific Ltd., Class A	5,318	69,030
Yue Yuen Industrial Holdings Ltd.	174,123	626,112

		3,217,516

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Ireland - 0.1%
Covidien PLC (1)	3,700	$378,436

Italy - 1.4%
Assicurazioni Generali SpA	12,873	264,320
Atlantia SpA	11,543	268,282
Enel SpA	174,944	779,816
Mediobanca SpA	89,035	723,456
Snam SpA	218,035	1,079,103
UniCredit SpA	184,122	1,179,414

		4,294,391

Japan - 7.6%
Aeon Mall Co., Ltd.	1,100	19,493
Alfresa Holdings Corp.	18,000	217,367
Asahi Kasei Corp.	44,000	401,387
Astellas Pharma, Inc.	34,700	483,097
Bandai Namco Holdings, Inc.	13,400	283,695
Brother Industries Ltd.	30,300	549,259
Canon, Inc.	5,245	166,706
Central Japan Railway Co.	3,200	479,604
Dai Nippon Printing Co., Ltd.	21,000	189,137
Daito Trust Construction Co., Ltd.	686	77,818
Daiwa House Industry Co., Ltd.	4,151	78,418
Daiwa Securities Group, Inc.	13,000	101,792
East Japan Railway Co.	2,512	189,332
Fuji Heavy Industries Ltd.	10,033	355,028
FUJIFILM Holdings Corp.	32,144	980,828
Fujitsu Ltd.	160,115	853,680
Hakuhodo DY Holdings, Inc.	65,000	622,046
Hankyu Hanshin Holdings, Inc.	5,000	26,820
Hitachi High-Technologies Corp.	9,258	265,952
Hoya Corp.	22,206	751,114
Hulic Co., Ltd.	2,600	25,993
Japan Airlines Co., Ltd.	10,400	308,350
Japan Real Estate Investment Corp. REIT	10	48,183
Japan Retail Fund Investment Corp. REIT	19	40,152
JGC Corp.	10,000	205,868
JTEKT Corp.	11,488	193,341
Kobe Steel Ltd.	48,759	83,987
Konica Minolta, Inc.	71,800	782,335
Mabuchi Motor Co., Ltd.	2,200	87,323
Marubeni Corp.	39,000	233,352
Medipal Holdings Corp.	10,900	127,309
MEIJI Holdings Co., Ltd.	2,500	227,448
Mitsubishi Corp.	10,536	192,810
Mitsubishi Electric Corp.	36,000	427,610
Mitsubishi Estate Co., Ltd.	9,764	205,736
Mitsubishi Motors Corp.	18,800	171,747
Mitsubishi Tanabe Pharma Corp.	9,200	134,859
Mitsubishi UFJ Financial Group, Inc.	153,849	845,282
Mitsui Fudosan Co., Ltd.	7,598	203,745
NH Foods Ltd.	9,097	199,027
NHK Spring Co., Ltd.	16,600	144,443
Nippon Building Fund, Inc. REIT	12	60,241
Nippon Prologis REIT, Inc. REIT	15	32,569
Nippon Telegraph & Telephone Corp.	3,448	176,133
Nippon Yusen KK	34,000	96,033
Nomura Holdings, Inc.	28,700	162,414
Nomura Real Estate Holdings, Inc.	1,700	29,091
NTT Data Corp.	3,300	122,941
NTT DOCOMO, Inc.	6,400	93,204
Oji Holdings Corp.	682	2,440
Omron Corp.	10,631	475,583

	SHARES	VALUE (Note 4)
Japan - 7.6% (continued)
ORIX Corp.	12,290	$154,643
Otsuka Corp.	6,600	209,276
Otsuka Holdings Co., Ltd.	9,500	284,822
Panasonic Corp.	61,800	727,907
Resona Holdings, Inc.	109,600	553,645
Ricoh Co., Ltd.	15,200	153,658
Rohm Co., Ltd.	9,600	578,431
Santen Pharmaceutical Co., Ltd.	4,900	263,790
Secom Co., Ltd.	3,800	218,327
Seiko Epson Corp.	11,400	477,024
Sekisui Chemical Co., Ltd.	28,000	336,867
Sekisui House Ltd.	5,000	65,790
Seven & i Holdings Co., Ltd.	5,130	184,533
Shimamura Co., Ltd.	2,600	224,372
Shionogi & Co., Ltd.	12,700	328,115
Sumitomo Heavy Industries Ltd.	183,000	984,354
Sumitomo Mitsui Financial Group, Inc.	15,349	554,908
Sumitomo Realty & Development Co., Ltd.	3,624	123,467
Suzuken Co., Ltd.	7,000	193,364
Suzuki Motor Corp.	12,100	362,605
Taisei Corp.	52,000	294,945
Takashimaya Co., Ltd.	29,000	231,556
TDK Corp.	4,700	276,809
THK Co., Ltd.	6,200	148,998
Tokyo Electric Power Co., Inc. †	73,170	297,605
Tokyo Electron Ltd.	1,400	106,162
Tokyo Gas Co., Ltd.	16,000	86,331
Tokyo Tatemono Co., Ltd.	4,000	29,110
Tokyu Corp.	15,000	92,947
Tokyu Fudosan Holdings Corp.	5,000	34,692
TOTO Ltd.	16,000	186,123
Toyo Suisan Kaisha Ltd.	4,000	128,796
Toyoda Gosei Co., Ltd.	6,400	128,731
United Urban Investment Corp. REIT	12	18,889
West Japan Railway Co.	2,000	94,556
Yamaha Corp.	6,600	97,283

		22,465,553

Netherlands - 0.9%
Boskalis Westminster NV	13,053	714,065
Delta Lloyd NV	39,346	865,233
ING Groep NV CVA †	34,347	443,752
Koninklijke Ahold NV	36,709	652,424

		2,675,474

Singapore - 0.2%
Ascendas Real Estate Investment Trust REIT	16,478	29,557
CapitaCommercial Trust REIT	16,000	21,124
CapitaMall Trust REIT	19,494	29,931
Sembcorp Industries Ltd.	7,777	26,045
Singapore Exchange Ltd.	6,967	40,960
Singapore Technologies Engineering Ltd.	12,103	30,979
United Overseas Bank Ltd.	15,201	280,520
UOL Group Ltd.	3,340	17,461

		476,577

South Africa - 0.0% (b)
Investec PLC	10,056	84,252

Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	27,526	259,967
Banco de Sabadell SA	124,138	328,464
Banco Santander SA	199,537	1,674,738
CaixaBank SA	45,560	238,728
Gas Natural SDG SA	46,096	1,157,959
Iberdrola SA	248,640	1,676,019

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Spain - 2.0% (continued)
Red Electrica Corp. SA	7,041	$620,674

		5,956,549

Sweden - 0.8%
Husqvarna AB, B Shares	97,624	717,582
Investment AB Kinnevik, B Shares	2,409	78,339
Investor AB, B Shares	3,849	139,941
Securitas AB, B Shares	15,055	182,131
Skandinaviska Enskilda Banken AB, Class A	41,856	531,511
Telefonaktiebolaget LM Ericsson, B Shares	34,123	413,165
TeliaSonera AB	34,247	220,187

		2,282,856

Switzerland - 3.9%
ABB Ltd. †	17,869	378,075
Actelion Ltd. †	835	96,126
Aryzta AG †	4,398	337,984
Baloise Holding AG	1,693	216,385
Garmin Ltd. (1)	5,300	279,999
Nestle SA	11,709	853,598
Novartis AG	23,066	2,139,221
Roche Holding AG	9,791	2,652,795
Sika AG	107	315,644
Swiss Life Holding AG †	8,260	1,952,265
Swiss Re AG †	11,436	958,014
TE Connectivity Ltd. (1)	19,700	1,246,025

		11,426,131

United Kingdom - 7.4%
3i Group PLC	16,669	116,229
Aon PLC (1)	7,000	663,810
Associated British Foods PLC	24,843	1,214,551
AstraZeneca PLC	11,156	787,956
Barclays PLC	148,105	556,776
BP PLC	93,442	593,130
British Land Co. PLC/The REIT	13,261	159,910
BT Group PLC	267,814	1,665,820
Delphi Automotive PLC (1)	7,800	567,216
Direct Line Insurance Group PLC	54,530	246,672
easyJet PLC	13,483	348,928
Fiat Chrysler Automobiles NV †	8,877	103,148
Friends Life Group Ltd.	11,689	66,385
GlaxoSmithKline PLC	24,172	518,576
Hammerson PLC REIT	10,329	96,730
HSBC Holdings PLC	29,211	276,037
IMI PLC	15,848	310,049
Indivior PLC †	8,186	19,061
International Consolidated Airlines Group SA †	18,439	137,357
ITV PLC	213,482	712,115
Kingfisher PLC	181,194	957,817
Land Securities Group PLC REIT	8,648	155,453
Lloyds Banking Group PLC †	156,323	183,876
Melrose Industries PLC	163,613	677,268
Next PLC	8,751	928,104
Persimmon PLC †	46,031	1,124,256
Randgold Resources Ltd.	1,514	102,786
Reckitt Benckiser Group PLC	8,186	663,016
Reed Elsevier NV	58,310	1,392,478
Rio Tinto PLC	10,392	479,041
Royal Dutch Shell PLC, A Shares	31,097	1,037,797
Royal Dutch Shell PLC, B Shares	19,975	690,157
Schroders PLC	1,029	42,768
Shire PLC	4,681	331,883
Sky PLC	56,676	790,988
Standard Chartered PLC	18,772	280,752

	SHARES	VALUE (Note 4)
United Kingdom - 7.4% (continued)
Travis Perkins PLC	45,208	$1,301,268
Tullow Oil PLC	14,217	91,619
Unilever PLC	10,377	421,599
Vodafone Group PLC	236,703	811,566
WPP PLC	7,551	156,998

		21,781,946

United States - 52.9%
3M Co. (1)	5,300	870,896
AbbVie, Inc. (1)	30,700	2,009,008
Aetna, Inc. (1)	16,400	1,456,812
Akamai Technologies, Inc. (1)†	9,000	566,640
Alexion Pharmaceuticals, Inc. (1)†	7,300	1,350,719
Allergan, Inc. (1)	2,400	510,216
Allstate Corp./The (1)	12,000	843,000
Altria Group, Inc. (1)	16,300	803,101
American Electric Power Co., Inc. (1)	27,300	1,657,656
American Tower Corp. REIT (1)	4,100	405,285
Ameriprise Financial, Inc. (1)	3,100	409,975
Anadarko Petroleum Corp. (1)	8,600	709,500
Annaly Capital Management, Inc. REIT (1)	14,918	161,264
Anthem, Inc. (1)	15,300	1,922,751
Apple, Inc. (1)	52,696	5,816,585
Archer-Daniels-Midland Co. (1)	45,500	2,366,000
Arrow Electronics, Inc. (1)†	8,400	486,276
Assurant, Inc. (1)	8,700	595,341
AT&T, Inc. (1)	40,797	1,370,371
AvalonBay Communities, Inc. REIT (1)	1,311	214,204
Avery Dennison Corp. (1)	11,000	570,680
Baker Hughes, Inc. (1)	3,500	196,245
Bank of America Corp. (1)	88,038	1,575,000
Bank of New York Mellon Corp./The (1)	10,400	421,928
Berkshire Hathaway, Inc., Class B (1)†	8,550	1,283,783
Best Buy Co., Inc. (1)	20,000	779,600
Biogen Idec, Inc. (1)†	9,700	3,292,665
BlackRock, Inc. (1)	1,100	393,316
Boston Properties, Inc. REIT (1)	2,763	355,571
Bristol-Myers Squibb Co. (1)	1,400	82,642
Broadcom Corp., Class A (1)	51,100	2,214,163
Bunge Ltd. (1)	3,100	281,821
Capital One Financial Corp. (1)	4,000	330,200
Cardinal Health, Inc. (1)	16,900	1,364,337
CareFusion Corp. (1)†	1,700	100,878
Catamaran Corp. (1)†	1,600	82,796
Celgene Corp. (1)†	9,600	1,073,856
CF Industries Holdings, Inc. (1)	1,800	490,572
Chevron Corp. (1)	4,500	504,810
Cigna Corp. (1)	2,200	226,402
Cimarex Energy Co. (1)	3,100	328,600
CIT Group, Inc. (1)	5,800	277,414
Citrix Systems, Inc. (1)†	7,000	446,600
Coca-Cola Co./The (1)	31,760	1,340,907
Cognizant Technology Solutions Corp., Class A (1)†	5,200	273,832
Comcast Corp., Class A (1)	13,500	783,135
Computer Sciences Corp. (1)	12,900	813,345
Corning, Inc. (1)	26,700	612,231
Crown Castle International Corp. REIT (1)	4,000	314,800
CSX Corp. (1)	18,000	652,140
Cummins, Inc. (1)	2,000	288,340
CVS Health Corp. (1)	30,100	2,898,931
Danaher Corp. (1)	7,100	608,541
Deere & Co. (1)	2,900	256,563

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 52.9% (continued)
Delta Air Lines, Inc. (1)	54,000	$2,656,260
DIRECTV (1)†	4,369	378,792
DISH Network Corp., Class A (1)†	1,100	80,179
Dollar General Corp. (1)†	8,800	622,160
Dow Chemical Co./The (1)	25,200	1,149,372
Dr Pepper Snapple Group, Inc. (1)	4,000	286,720
DTE Energy Co. (1)	11,600	1,001,892
Duke Energy Corp. (1)	5,600	467,824
Dun & Bradstreet Corp./The (1)	700	84,672
Edison International (1)	10,456	684,659
Edwards Lifesciences Corp. (1)†	12,200	1,554,036
Electronic Arts, Inc. (1)†	34,800	1,636,122
Eli Lilly & Co. (1)	11,900	820,981
EMC Corp. (1)	18,400	547,216
Emerson Electric Co. (1)	5,700	351,861
Entergy Corp. (1)	7,300	638,604
EOG Resources, Inc. (1)	5,000	460,350
Equity Residential REIT (1)	3,548	254,888
Everest Re Group Ltd. (1)	5,500	936,650
Exxon Mobil Corp. (1)	19,589	1,811,003
Facebook, Inc., Class A (1)†	22,700	1,771,054
FedEx Corp. (1)	6,400	1,111,424
Fidelity National Information Services, Inc. (1)	15,800	982,760
Fiserv, Inc. (1)†	5,100	361,947
Flextronics International Ltd. (1)†	186,800	2,088,424
General Dynamics Corp. (1)	12,600	1,734,012
Gilead Sciences, Inc. (1)†	36,400	3,431,064
Google, Inc., Class A (1)†	3,702	1,964,503
Google, Inc., Class C (1)†	2,202	1,159,133
HCP, Inc. REIT (1)	4,772	210,111
Health Care REIT, Inc. REIT (1)	3,000	227,010
Hess Corp. (1)	8,000	590,560
Hewlett-Packard Co. (1)	45,200	1,813,876
Home Depot, Inc./The (1)	16,900	1,773,993
Honeywell International, Inc. (1)	4,100	409,672
Hormel Foods Corp. (1)	14,200	739,820
Host Hotels & Resorts, Inc. REIT (1)	9,300	221,061
Humana, Inc. (1)	14,100	2,025,183
Illumina, Inc. (1)†	2,900	535,282
Ingersoll-Rand PLC (1)	4,500	285,255
Intel Corp. (1)	59,900	2,173,771
International Business Machines Corp. (1)	4,223	677,538
International Paper Co. (1)	3,300	176,814
Interpublic Group of Cos., Inc./The (1)	12,000	249,240
Johnson & Johnson (1)	28,316	2,961,004
JPMorgan Chase & Co. (1)	18,300	1,145,214
KeyCorp (1)	36,500	507,350
Kimberly-Clark Corp. (1)	12,263	1,416,867
Kimco Realty Corp. REIT (1)	6,500	163,410
L-3 Communications Holdings, Inc. (1)	5,900	744,639
Lam Research Corp. (1)	1,900	150,746
Lockheed Martin Corp. (1)	4,400	847,308
Lowe’s Cos., Inc. (1)	17,900	1,231,520
LyondellBasell Industries NV, Class A (1)	21,500	1,706,885
Manpowergroup, Inc. (1)	3,000	204,510
Marathon Oil Corp. (1)	11,329	320,497
Marathon Petroleum Corp. (1)	27,500	2,482,150
Marvell Technology Group Ltd. (1)	118,800	1,722,600
MasterCard, Inc., Class A (1)	9,500	818,520
McKesson Corp. (1)	2,500	518,950
Medtronic, Inc. (1)	7,682	554,640
Merck & Co., Inc. (1)	60,019	3,408,479
Micron Technology, Inc. (1)†	17,300	605,673
Microsoft Corp. (1)	38,750	1,799,938

	SHARES	VALUE (Note 4)
United States - 52.9% (continued)
Mondelez International, Inc., Class A (1)	16,200	$588,465
Monster Beverage Corp. (1)†	15,200	1,646,920
Nabors Industries Ltd. (1)	20,400	264,792
Navient Corp. (1)	14,400	311,184
NetApp, Inc. (1)	10,400	431,080
Newmont Mining Corp. (1)	5,161	97,543
Northrop Grumman Corp. (1)	13,379	1,971,931
NVIDIA Corp. (1)	58,400	1,170,920
Oracle Corp. (1)	15,100	679,047
PartnerRe Ltd. (1)	13,900	1,586,407
PepsiCo, Inc. (1)	12,272	1,160,440
Pfizer, Inc. (1)	104,994	3,270,563
Philip Morris International, Inc. (1)	12,900	1,050,705
Phillips 66 (1)	9,400	673,980
PNC Financial Services Group, Inc./The (1)	11,900	1,085,637
PPG Industries, Inc. (1)	5,897	1,363,092
Procter & Gamble Co./The (1)	10,208	929,847
Prologis, Inc. REIT (1)	5,080	218,592
Public Service Enterprise Group, Inc. (1)	29,000	1,200,890
Public Storage REIT (1)	1,569	290,030
QUALCOMM, Inc. (1)	11,800	877,094
Rackspace Hosting, Inc. (1)†	21,100	987,691
Raytheon Co. (1)	9,767	1,056,496
Royal Caribbean Cruises Ltd. (1)	3,200	263,776
Simon Property Group, Inc. REIT (1)	3,242	590,401
Southwest Airlines Co. (1)	29,600	1,252,672
SPX Corp. (1)	2,200	189,024
Superior Energy Services, Inc. (1)	7,200	145,080
Time Warner Cable, Inc. (1)	3,200	486,592
Time Warner, Inc. (1)	15,100	1,289,842
Travelers Cos., Inc./The (1)	9,201	973,926
Union Pacific Corp. (1)	6,200	738,606
United Continental Holdings, Inc. (1)†	6,700	448,163
United Parcel Service, Inc., Class B (1)	1,700	188,989
United Technologies Corp. (1)	5,400	621,000
UnitedHealth Group, Inc. (1)	3,600	363,924
Unum Group (1)	32,500	1,133,600
Valero Energy Corp. (1)	11,700	579,150
Ventas, Inc. REIT (1)	4,800	344,160
Verizon Communications, Inc.	12,099	563,433
Verizon Communications, Inc. (NYSE) (1)	22,512	1,053,111
Vertex Pharmaceuticals, Inc. (1)†	3,100	368,280
Viacom, Inc., Class B (1)	5,837	439,234
Vornado Realty Trust REIT (1)	2,748	323,467
Walgreens Boots Alliance, Inc. (1)	3,300	251,460
Walt Disney Co./The (1)	2,000	188,380
Waste Management, Inc. (1)	2,373	121,782
Wells Fargo & Co. (1)	53,270	2,920,261
Western Digital Corp. (1)	11,400	1,261,980
Wyndham Worldwide Corp. (1)	2,000	171,520

		156,676,051

TOTAL COMMON STOCKS (cost $219,234,485)		269,340,631

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA
(cost $265,933)	3,557	383,152

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	$51

MONEY MARKET FUNDS - 7.5%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.060% (c)(d)	159	159
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	22,192,577	22,192,577
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	110,000	110,000

TOTAL MONEY MARKET FUNDS (cost $22,302,736)		22,302,736

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.6% (cost $241,803,154)		292,026,570

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% (e)		4,065,125

NET ASSETS - 100.0%		$296,091,695

†	Non income-producing security.
(a)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of December 31, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

NYSE - New York Stock Exchange

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$25,371,309	8.6%
Consumer Staples	21,355,024	7.2
Energy	14,384,253	4.9
Financials	50,137,475	16.9
Health Care	46,065,586	15.6
Industrials	30,376,657	10.3
Information Technology	47,481,523	16.0
Materials	7,823,217	2.6
Telecommunication Services	12,153,098	4.1
Utilities	14,575,692	4.9
Money Market Funds	22,302,736	7.5

Total Investments In Securities, At Value	292,026,570	98.6
Other Assets in Excess of Liabilities (e)	4,065,125	1.4

Net Assets	$296,091,695	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index January Futures	1/2015	HKD	28,122,508	$33,044
Goldman Sachs	Swiss Market Index March Futures	3/2015	CHF	(7,630,163)	(120,361)

					$(87,317)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $110,000 at December 31, 2014.

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
123	Barclays Capital	CAC40 Index Futures	1/2015	$5,942,194	$6,365,722	$423,528
13	Barclays Capital	DAX Index Futures	3/2015	3,677,536	3,871,116	193,580
210	Barclays Capital	FTSE 100 Index Futures	3/2015	20,169,916	21,348,534	1,178,618
28	Barclays Capital	Hang Seng Index Futures	1/2015	4,254,390	4,269,516	15,126
21	Barclays Capital	MSCI Singapore Index Futures	1/2015	1,202,303	1,209,920	7,617
46	Barclays Capital	TOPIX Index Futures	3/2015	5,519,191	5,405,326	(113,865)

				40,765,530	42,470,134	1,704,604

Short Contracts:
1	Barclays Capital	Amsterdam Index Futures	1/2015	$(95,747)	$(102,855)	$(7,108)
48	Barclays Capital	FTSE/MIB Index Futures	3/2015	(5,365,957)	(5,537,866)	(171,909)
7	Barclays Capital	IBEX 35 Index Futures	1/2015	(845,956)	(867,728)	(21,772)
26	Barclays Capital	OMXS30 Index Futures	1/2015	(469,725)	(489,196)	(19,471)
2	Barclays Capital	S&P 500 E-Mini Futures	3/2015	(198,513)	(205,240)	(6,727)
9	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	3/2015	(1,236,775)	(1,319,401)	(82,626)
53	Barclays Capital	SPI 200 Index Futures	3/2015	(5,547,810)	(5,822,952)	(275,142)

				(13,760,483)	(14,345,238)	(584,755)

				$27,005,047	$28,124,896	$1,119,849

Cash held as collateral at Barclays Capital for futures contracts was $2,303,739 at December 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/18/15	CitiBank	AUD	11,222,500	$9,314,744	$9,114,273	$(200,471)
Australian Dollar, Expiring 03/18/15	Credit Suisse International	AUD	11,759,500	9,752,784	9,550,396	(202,388)
Canadian Dollar, Expiring 03/18/15	CitiBank	CAD	5,296,500	4,636,882	4,551,650	(85,232)
Canadian Dollar, Expiring 03/18/15	Credit Suisse International	CAD	5,315,500	4,653,065	4,567,978	(85,087)
Swiss Franc, Expiring 03/18/15	CitiBank	CHF	1,451,500	1,503,446	1,461,934	(41,512)
Swiss Franc, Expiring 03/18/15	Credit Suisse International	CHF	1,451,500	1,503,498	1,461,934	(41,564)
Danish Krone, Expiring 03/18/15	CitiBank	DKK	369,000	61,058	59,996	(1,062)
Danish Krone, Expiring 03/18/15	Credit Suisse International	DKK	897,000	149,732	145,845	(3,887)
Euro, Expiring 03/18/15	CitiBank	EUR	5,033,500	6,219,463	6,094,824	(124,639)
Euro, Expiring 03/18/15	Credit Suisse International	EUR	5,073,500	6,268,682	6,143,258	(125,424)
British Pound, Expiring 03/18/15	CitiBank	GBP	1,400,500	2,192,655	2,181,556	(11,099)
British Pound, Expiring 03/18/15	Credit Suisse International	GBP	2,235,500	3,504,920	3,482,234	(22,686)
Hong Kong Dollar, Expiring 03/18/15	CitiBank	HKD	2,282,500	294,375	294,330	(45)
Hong Kong Dollar, Expiring 03/18/15	Credit Suisse International	HKD	2,282,500	294,372	294,330	(42)
Israeli Shekel, Expiring 03/18/15	CitiBank	ILS	1,338,000	337,573	343,121	5,548
Israeli Shekel, Expiring 03/18/15	Credit Suisse International	ILS	1,337,999	337,578	343,121	5,543
Japanese Yen, Expiring 03/18/15	CitiBank	JPY	1,087,550,500	9,097,064	9,085,424	(11,640)
Japanese Yen, Expiring 03/18/15	Credit Suisse International	JPY	1,087,550,500	9,096,469	9,085,425	(11,044)
Norwegian Krone, Expiring 03/18/15	CitiBank	NOK	20,973,001	2,951,800	2,808,255	(143,545)
Norwegian Krone, Expiring 03/18/15	Credit Suisse International	NOK	20,973,000	2,951,799	2,808,255	(143,544)
New Zealand Dollar, Expiring 03/18/15	CitiBank	NZD	16,068,501	12,322,066	12,446,371	124,305
New Zealand Dollar, Expiring 03/18/15	Credit Suisse International	NZD	16,068,500	12,322,255	12,446,369	124,114
Swedish Krona, Expiring 03/18/15	CitiBank	SEK	22,961,000	3,043,158	2,946,178	(96,980)
Swedish Krona, Expiring 03/18/15	Credit Suisse International	SEK	22,961,000	3,043,141	2,946,178	(96,963)
Singapore Dollar, Expiring 03/18/15	CitiBank	SGD	719,500	547,391	542,482	(4,909)
Singapore Dollar, Expiring 03/18/15	Credit Suisse International	SGD	1,055,500	804,689	795,817	(8,872)

				$107,204,659	$106,001,534	$(1,203,125)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/18/15	CitiBank	AUD	(1,668,000)	$(1,377,532)	$(1,354,654)	$22,878
Australian Dollar, Expiring 03/18/15	Credit Suisse International	AUD	(1,668,000)	(1,377,737)	(1,354,654)	23,083
Canadian Dollar, Expiring 03/18/15	CitiBank	CAD	(3,733,501)	(3,217,259)	(3,208,456)	8,803
Canadian Dollar, Expiring 03/18/15	Credit Suisse International	CAD	(3,890,501)	(3,352,109)	(3,343,377)	8,732
Swiss Franc, Expiring 03/18/15	CitiBank	CHF	(1,752,000)	(1,807,567)	(1,764,594)	42,973
Swiss Franc, Expiring 03/18/15	Credit Suisse International	CHF	(2,009,000)	(2,075,427)	(2,023,441)	51,986
Danish Krone, Expiring 03/18/15	CitiBank	DKK	(1,104,500)	(184,414)	(179,582)	4,832
Danish Krone, Expiring 03/18/15	Credit Suisse International	DKK	(1,104,500)	(184,414)	(179,582)	4,832
Euro, Expiring 03/18/15	CitiBank	EUR	(205,000)	(253,492)	(248,225)	5,267
Euro, Expiring 03/18/15	Credit Suisse International	EUR	(904,000)	(1,126,901)	(1,094,611)	32,290
British Pound, Expiring 03/18/15	CitiBank	GBP	(18,061,002)	(28,215,422)	(28,133,586)	81,836
British Pound, Expiring 03/18/15	Credit Suisse International	GBP	(18,061,001)	(28,215,657)	(28,133,585)	82,072
Hong Kong Dollar, Expiring 03/18/15	CitiBank	HKD	(602,500)	(77,690)	(77,694)	(4)
Hong Kong Dollar, Expiring 03/18/15	Credit Suisse International	HKD	(1,933,500)	(249,318)	(249,327)	(9)
Israeli Shekel, Expiring 03/18/15	CitiBank	ILS	(65,000)	(16,471)	(16,669)	(198)
Israeli Shekel, Expiring 03/18/15	Credit Suisse International	ILS	(65,000)	(16,493)	(16,669)	(176)
Japanese Yen, Expiring 03/18/15	CitiBank	JPY	(331,932,500)	(2,848,314)	(2,772,972)	75,342
Japanese Yen, Expiring 03/18/15	Credit Suisse International	JPY	(397,428,500)	(3,407,506)	(3,320,127)	87,379
Norwegian Krone, Expiring 03/18/15	CitiBank	NOK	(56,151,500)	(7,897,408)	(7,518,607)	378,801
Norwegian Krone, Expiring 03/18/15	Credit Suisse International	NOK	(56,151,500)	(7,897,774)	(7,518,607)	379,167
New Zealand Dollar, Expiring 03/18/15	CitiBank	NZD	(950,000)	(738,085)	(735,853)	2,232
New Zealand Dollar, Expiring 03/18/15	Credit Suisse International	NZD	(950,000)	(738,272)	(735,853)	2,419
Swedish Krona, Expiring 03/18/15	CitiBank	SEK	(30,939,001)	(4,111,006)	(3,969,853)	141,153
Swedish Krona, Expiring 03/18/15	Credit Suisse International	SEK	(32,064,000)	(4,258,619)	(4,114,203)	144,416
Singapore Dollar, Expiring 03/18/15	CitiBank	SGD	(61,000)	(46,613)	(45,992)	621
Singapore Dollar, Expiring 03/18/15	Credit Suisse International	SGD	(61,000)	(46,594)	(45,992)	602

				(103,738,094)	(102,156,765)	1,581,329

				$3,466,565	$3,844,769	$378,204

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR GLOBAL EQUITY FUND

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $158 at December 31, 2014. Cash held as collateral for CitiBank and Credit Suisse International for forward foreign currency exchange contracts were $330,000 and $310,000, respectively, at December 31, 2014.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 90.4%
Australia - 6.5%
AGL Energy Ltd. †	53,508	$583,617
Alumina Ltd. †	1,204,295	1,739,845
Amcor Ltd.	91,929	1,011,434
AMP Ltd.	54,700	243,621
Asciano Ltd.	54,951	269,109
ASX Ltd.	10,285	306,848
Aurizon Holdings Ltd.	292,001	1,092,748
Australia & New Zealand Banking Group Ltd.	192,875	5,018,600
Bank of Queensland Ltd.	18,621	183,453
Bendigo & Adelaide Bank Ltd.	168,763	1,754,788
BHP Billiton Ltd.	164,836	3,897,158
BHP Billiton PLC	124,552	2,669,316
Caltex Australia Ltd.	60,893	1,689,602
Commonwealth Bank of Australia	41,914	2,912,134
Computershare Ltd.	15,439	147,684
Dexus Property Group REIT	47,299	267,753
Federation Centres REIT	83,291	193,924
Flight Centre Travel Group Ltd.	10,055	266,166
Goodman Group REIT	110,663	511,140
GPT Group/The REIT	113,631	402,146
GPT Group/The REIT (Escrow) (3)†(a)	143,427	—
Harvey Norman Holdings Ltd.	183,658	501,309
Incitec Pivot Ltd.	476,016	1,231,319
Leighton Holdings Ltd.	37,697	686,407
Lend Lease Group	147,693	1,967,105
Macquarie Group Ltd.	60,767	2,865,581
Metcash Ltd.	89,586	135,014
Mirvac Group REIT	214,560	310,372
National Australia Bank Ltd.	172,218	4,696,434
Newcrest Mining Ltd. †	41,734	367,215
Novion Property Group REIT	134,550	231,267
Qantas Airways Ltd. †	602,585	1,170,409
Scentre Group REIT †	302,378	856,689
Sonic Healthcare Ltd.	109,310	1,644,521
Stockland REIT	127,919	427,490
Tatts Group Ltd.	31,474	88,521
Telstra Corp. Ltd.	791,676	3,843,451
Westfield Corp. REIT	118,519	868,788
Westpac Banking Corp.	77,226	2,077,055
Woolworths Ltd.	42,204	1,048,753

		50,178,786

Belgium - 1.2%
Belgacom SA	144,495	5,242,785
Delhaize Group SA	24,604	1,791,795
Groupe Bruxelles Lambert SA	2,641	225,331
Solvay SA	11,889	1,608,761

		8,868,672

Denmark - 2.0%
AP Moeller - Maersk A/S, Class B	640	1,272,929
Coloplast A/S, Class B	20,778	1,738,796
Novo Nordisk A/S, Class B	49,814	2,107,122
Pandora A/S	88,915	7,207,196
TDC A/S	363,785	2,774,554
Tryg A/S	4,860	543,042

		15,643,639

Finland - 1.1%
Fortum OYJ	154,806	3,361,078
Orion OYJ, Class B	103,687	3,224,716
Wartsila OYJ	47,554	2,128,431

		8,714,225

	SHARES	VALUE (Note 4)
France - 8.8%
Aeroports de Paris	3,330	$402,680
Christian Dior SA	4,846	829,335
Cie de Saint-Gobain	29,619	1,254,686
Cie Generale des Etablissements Michelin	28,593	2,580,996
CNP Assurances	127,286	2,256,548
Credit Agricole SA	48,657	628,090
Electricite de France SA	99,224	2,731,478
GDF Suez	397,721	9,274,471
Klepierre REIT	3,675	157,798
Lagardere SCA	173,448	4,516,929
Natixis SA	340,842	2,249,087
Orange SA	791,773	13,465,457
Peugeot SA †	67,185	823,177
Sanofi	73,801	6,728,472
SCOR SE	22,115	670,092
Societe BIC SA	16,433	2,179,389
Societe Generale SA	88,322	3,696,291
Thales SA	54,956	2,973,515
Total SA	129,396	6,629,218
Unibail-Rodamco SE REIT	7,665	1,966,346
Vivendi SA †	50,534	1,257,818

		67,271,873

Germany - 7.2%
Bayer AG	48,177	6,566,933
Celesio AG	29,949	965,277
Commerzbank AG †	343,549	4,506,194
Deutsche Boerse AG	12,335	876,549
Deutsche Post AG	61,765	2,005,009
E.ON SE	340,053	5,812,080
Hannover Rueck SE	21,690	1,956,685
Infineon Technologies AG	279,065	2,953,026
Merck KGaA	94,744	8,916,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,561	6,882,392
OSRAM Licht AG †	115,907	4,550,499
RWE AG	92,451	2,853,469
TUI AG †	105,990	1,703,170
United Internet AG	107,891	4,859,940

		55,407,428

Hong Kong - 2.3%
AIA Group Ltd.	636,800	3,512,250
ASM Pacific Technology Ltd.	14,204	135,243
Cheung Kong Holdings Ltd.	132,278	2,215,236
Cheung Kong Infrastructure Holdings Ltd.	37,827	278,171
CLP Holdings Ltd.	111,509	965,602
First Pacific Co., Ltd.	144,000	142,200
Henderson Land Development Co., Ltd.	72,490	503,825
Hong Kong Exchanges and Clearing Ltd.	66,154	1,460,464
Hysan Development Co., Ltd.	376,000	1,668,690
Kerry Properties Ltd.	172,000	620,488
Link REIT/The REIT	139,382	869,151
MGM China Holdings Ltd.	59,200	149,475
New World Development Co., Ltd.	295,896	339,691
NWS Holdings Ltd.	86,000	157,745
PCCW Ltd.	131,000	89,197
Power Assets Holdings Ltd.	11,500	111,182
Sino Land Co., Ltd.	1,180,000	1,894,260
SJM Holdings Ltd.	78,000	123,310
Swire Pacific Ltd., Class A	41,030	532,589
Yue Yuen Industrial Holdings Ltd.	453,109	1,629,291

		17,398,060

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Ireland - 0.0% (b)
James Hardie Industries PLC CDI	16,922	$180,647

Italy - 2.2%
Atlantia SpA	67,621	1,571,645
Enel SpA	398,402	1,775,884
Eni SpA	31,081	544,430
Mediobanca SpA	328,569	2,669,796
Prysmian SpA	13,025	237,364
Snam SpA	517,305	2,560,257
UniCredit SpA	724,216	4,639,047
Unione di Banche Italiane SCpA	241,291	1,725,776
UnipolSai SpA	395,928	1,065,980

		16,790,179

Japan - 20.4%
Alfresa Holdings Corp.	159,600	1,927,323
Asahi Kasei Corp.	391,000	3,566,870
Astellas Pharma, Inc.	206,500	2,874,915
Bandai Namco Holdings, Inc.	91,300	1,932,939
Brother Industries Ltd.	187,600	3,400,692
Calbee, Inc.	21,000	723,383
Central Japan Railway Co.	25,600	3,836,834
Chiyoda Corp.	69,000	571,665
Chugai Pharmaceutical Co., Ltd.	23,900	586,825
Citizen Holdings Co., Ltd.	51,400	395,492
Dai Nippon Printing Co., Ltd.	107,000	963,701
Daito Trust Construction Co., Ltd.	5,187	588,402
Daiwa House Industry Co., Ltd.	17,295	326,724
Daiwa Securities Group, Inc.	87,000	681,222
Fuji Electric Co., Ltd.	89,000	354,833
Fuji Heavy Industries Ltd.	117,621	4,162,135
FUJIFILM Holdings Corp.	114,143	3,482,910
Fujitsu Ltd.	801,000	4,270,665
Gree, Inc.	78,100	470,148
Hakuhodo DY Holdings, Inc.	253,900	2,429,806
Hankyu Hanshin Holdings, Inc.	67,000	359,394
Hino Motors Ltd.	5,100	67,133
Hitachi Chemical Co., Ltd.	32,200	568,871
Hitachi High-Technologies Corp.	57,800	1,660,402
Hoya Corp.	95,400	3,226,889
Hulic Co., Ltd.	16,200	161,954
Inpex Corp.	36,900	410,807
ITOCHU Corp.	94,744	1,011,402
Itochu Techno-Solutions Corp.	6,000	211,706
Japan Airlines Co., Ltd.	97,000	2,875,959
Japan Display, Inc. †	539,300	1,645,940
Japan Real Estate Investment Corp. REIT	84	404,735
Japan Retail Fund Investment Corp. REIT	149	314,879
JGC Corp.	87,000	1,791,052
JTEKT Corp.	146,370	2,463,377
Kao Corp.	63,300	2,496,208
Kawasaki Heavy Industries Ltd.	43,000	195,544
KDDI Corp.	18,200	1,143,398
Kobe Steel Ltd.	265,000	456,462
Konica Minolta, Inc.	366,600	3,994,483
Mabuchi Motor Co., Ltd.	11,400	452,494
Marubeni Corp.	56,974	340,897
Medipal Holdings Corp.	140,900	1,645,668
MEIJI Holdings Co., Ltd.	25,800	2,347,264
Mitsubishi Electric Corp.	310,000	3,682,198
Mitsubishi Estate Co., Ltd.	77,020	1,622,879
Mitsubishi Motors Corp.	85,100	777,428
Mitsubishi UFJ Financial Group, Inc.	922,891	5,070,575

	SHARES	VALUE (Note 4)
Japan - 20.4% (continued)
Mitsui & Co., Ltd.	40,343	$540,319
Mitsui Fudosan Co., Ltd.	59,205	1,587,615
NH Foods Ltd.	62,000	1,356,454
NHK Spring Co., Ltd.	95,500	830,980
Nippon Building Fund, Inc. REIT	84	421,689
Nippon Telegraph & Telephone Corp.	19,019	971,541
Nippon Yusen KK	210,000	593,147
NOK Corp.	31,300	796,695
Nomura Holdings, Inc.	191,200	1,082,008
Nomura Real Estate Holdings, Inc.	8,000	136,900
NTT Data Corp.	15,000	558,822
NTT DOCOMO, Inc.	43,700	636,406
Omron Corp.	63,900	2,858,598
ORIX Corp.	76,990	968,750
Otsuka Corp.	17,500	554,898
Otsuka Holdings Co., Ltd.	186,200	5,582,503
Panasonic Corp.	339,600	3,999,957
Resona Holdings, Inc.	730,300	3,689,112
Rohm Co., Ltd.	93,000	5,603,553
Sankyo Co., Ltd.	2,000	68,608
Secom Co., Ltd.	29,200	1,677,675
Seiko Epson Corp.	98,300	4,113,287
Sekisui Chemical Co., Ltd.	144,000	1,732,460
Sekisui House Ltd.	32,000	421,055
Seven & i Holdings Co., Ltd.	54,239	1,951,050
Shimamura Co., Ltd.	17,600	1,518,826
Shionogi & Co., Ltd.	143,500	3,707,445
SoftBank Corp.	17,100	1,017,848
Sumitomo Heavy Industries Ltd.	738,000	3,969,691
Sumitomo Mitsui Financial Group, Inc.	75,436	2,727,217
Sumitomo Realty & Development Co., Ltd.	24,261	826,552
Suzuken Co., Ltd.	59,000	1,629,779
Suzuki Motor Corp.	78,500	2,352,437
Taisei Corp.	547,000	3,102,591
Takashimaya Co., Ltd.	200,000	1,596,937
TDK Corp.	23,200	1,366,374
THK Co., Ltd.	54,500	1,309,738
Toho Co., Ltd.	17,900	406,143
Tokyo Electric Power Co., Inc. †	396,273	1,611,767
Tokyo Electron Ltd.	10,100	765,885
Tokyo Gas Co., Ltd.	160,071	863,689
Tokyu Corp.	54,000	334,609
Tokyu Fudosan Holdings Corp.	26,483	183,747
TOTO Ltd.	111,000	1,291,230
Toyo Seikan Group Holdings Ltd.	74,900	930,373
Toyota Motor Corp.	5,078	316,448
West Japan Railway Co.	42,500	2,009,326
Yamaha Corp.	103,700	1,528,528

		157,048,744

Netherlands - 2.3%
Aegon NV	478,591	3,597,077
Boskalis Westminster NV	41,802	2,286,782
Delta Lloyd NV	69,171	1,521,095
Heineken NV	12,816	910,034
ING Groep NV CVA †	247,726	3,200,537
Koninklijke Ahold NV	234,424	4,166,386
Wolters Kluwer NV	75,385	2,300,389

		17,982,300

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	123,637	221,774
CapitaCommercial Trust REIT	120,000	158,430
CapitaMall Trust REIT	145,994	224,155
ComfortDelGro Corp. Ltd.	298,000	583,162

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Singapore - 1.2% (continued)
DBS Group Holdings Ltd.	150,128	$2,324,181
Oversea-Chinese Banking Corp. Ltd.	72,479	570,263
Sembcorp Industries Ltd.	60,017	200,998
Singapore Airlines Ltd.	138,000	1,203,836
Singapore Exchange Ltd.	52,472	308,489
Singapore Technologies Engineering Ltd.	93,265	238,721
Singapore Telecommunications Ltd.	223,524	656,111
United Overseas Bank Ltd.	102,097	1,884,104
UOL Group Ltd.	28,000	146,378
Yangzijiang Shipbuilding Holdings Ltd.	522,319	473,333

		9,193,935

South Africa - 0.3%
Investec PLC	226,401	1,896,850

Spain - 3.6%
Banco de Sabadell SA	503,168	1,331,363
Banco Santander SA	760,003	6,378,796
CaixaBank SA	432,535	2,266,424
Enagas SA	35,329	1,114,314
Gas Natural SDG SA	228,007	5,727,669
Iberdrola SA	968,194	6,526,348
Red Electrica Corp. SA	50,481	4,449,973

		27,794,887

Sweden - 2.0%
Husqvarna AB, B Shares	273,256	2,008,560
Investor AB, B Shares	19,364	704,033
Nordea Bank AB	57,408	664,543
Securitas AB, B Shares	221,643	2,681,370
Skandinaviska Enskilda Banken AB, Class A	187,764	2,384,333
Svenska Cellulosa AB SCA, Class B	35,922	774,432
Swedish Match AB	45,421	1,423,245
Telefonaktiebolaget LM Ericsson, B Shares	350,634	4,245,513
TeliaSonera AB	90,089	579,215

		15,465,244

Switzerland - 9.3%
ABB Ltd. †	127,941	2,706,994
Actelion Ltd. †	5,886	677,603
Adecco SA †	23,935	1,645,275
Aryzta AG †	31,010	2,383,104
Baloise Holding AG	18,390	2,350,455
Geberit AG	3,988	1,349,152
Givaudan SA †	2,874	5,155,546
Nestle SA	73,467	5,355,819
Novartis AG	173,523	16,093,126
Roche Holding AG	56,023	15,178,996
Sika AG	853	2,516,300
Swiss Life Holding AG †	41,480	9,803,870
Swiss Re AG †	48,536	4,065,944
Swisscom AG	1,029	539,955
Wolseley PLC	24,044	1,374,638

		71,196,777

United Kingdom - 20.0%
3i Group PLC	329,514	2,297,627
Anglo American PLC	133,018	2,461,425
Associated British Foods PLC	146,586	7,166,454
AstraZeneca PLC	68,126	4,811,789
Aviva PLC	384,380	2,887,993
Barclays PLC	635,310	2,388,340
BP PLC	787,004	4,995,565
British Land Co. PLC/The REIT	145,305	1,752,183
BT Group PLC	1,844,445	11,472,563

	SHARES	VALUE (Note 4)
United Kingdom - 20.0% (continued)
Direct Line Insurance Group PLC	253,763	$1,147,921
easyJet PLC	306,221	7,924,715
Fiat Chrysler Automobiles NV †	216,392	2,514,416
Friends Life Group Ltd.	253,272	1,438,390
GKN PLC	131,624	700,600
GlaxoSmithKline PLC	107,762	2,311,882
Hammerson PLC REIT	28,872	270,384
HSBC Holdings PLC	798,934	7,549,731
ICAP PLC	128,984	903,169
IMI PLC	96,532	1,888,547
Imperial Tobacco Group PLC	37,852	1,666,225
Indivior PLC †	45,801	106,650
InterContinental Hotels Group PLC	13,682	550,514
International Consolidated Airlines Group SA †	373,454	2,781,958
ITV PLC	1,507,130	5,027,357
Kingfisher PLC	783,295	4,140,606
Land Securities Group PLC REIT	120,594	2,167,754
Lloyds Banking Group PLC †	790,194	929,473
Melrose Industries PLC	552,747	2,288,069
Next PLC	57,753	6,125,104
Persimmon PLC †	211,822	5,173,518
Randgold Resources Ltd.	3,761	255,334
Reckitt Benckiser Group PLC	45,801	3,709,601
Reed Elsevier NV	233,529	5,576,815
Rio Tinto PLC	74,884	3,451,931
Royal Dutch Shell PLC, A Shares	224,457	7,490,777
Royal Dutch Shell PLC, B Shares	146,511	5,062,109
Royal Mail PLC	153,787	1,024,829
Schroders PLC	45,876	1,906,711
Shire PLC	33,545	2,378,342
Sky PLC	210,761	2,941,448
Smith & Nephew PLC	245,173	4,421,090
Standard Chartered PLC	36,748	549,599
Tate & Lyle PLC	170,091	1,593,661
Travis Perkins PLC	163,310	4,700,718
Tullow Oil PLC	33,537	216,124
Unilever PLC	76,998	3,128,288
Vodafone Group PLC	2,111,157	7,238,370

		153,486,669

TOTAL COMMON STOCKS (cost $636,655,902)		694,518,915

PREFERRED STOCKS - 0.9%

Germany - 0.9%
Henkel AG & Co. KGaA	30,922	3,330,853
Porsche Automobil Holding SE	44,719	3,616,541

TOTAL PREFERRED STOCKS (cost $5,773,247)		6,947,394

RIGHTS - 0.0% (b)

France - 0.0% (b)
Christian Dior SA †	4,846	25,884
Christian Dior EUR2 †	4,846	66,368

TOTAL RIGHTS
(cost $—)		92,252

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	79	200

MONEY MARKET FUNDS - 6.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	41,201,720	41,201,720

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
MONEY MARKET FUNDS - 6.7% (continued)
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	10,610,040	$10,610,040

TOTAL MONEY MARKET FUNDS (cost $51,811,760)		51,811,760

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.0% (cost $694,240,909)		753,370,521

OTHER ASSETS IN EXCESS OF LIABILITIES—2.0% (e)		15,309,125

NET ASSETS - 100.0%		$768,679,646

†	Non income-producing security.
(a)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of December 31, 2014.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CDI - CHESS Depository Interest

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$86,058,377	11.2%
Consumer Staples	47,458,023	6.2
Energy	27,038,633	3.5
Financials	169,556,602	22.0
Health Care	95,825,976	12.5
Industrials	91,100,473	11.9
Information Technology	50,922,151	6.6
Materials	32,068,808	4.2
Telecommunication Services	50,928,669	6.6
Utilities	50,601,049	6.6
Money Market Funds	51,811,760	6.7

Total Investments In Securities, At Value	753,370,521	98.0
Other Assets in Excess of Liabilities (e)	15,309,125	2.0

Net Assets	$768,679,646	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index January Futures	1/2015	HKD	94,913,464	$111,525
Goldman Sachs	Swiss Market Index March Futures	3/2015	CHF	(41,954,060)	(628,221)

					$(516,696)

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $10,610,000 at December 31, 2014.

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
478	Barclays Capital	CAC40 Index Futures	1/2015	$23,123,509	$24,738,334	$1,614,825
25	Barclays Capital	DAX Index Futures	3/2015	7,090,164	7,444,454	354,290
661	Barclays Capital	FTSE 100 Index Futures	3/2015	63,510,372	67,197,052	3,686,680
132	Barclays Capital	Hang Seng Index Futures	1/2015	20,053,004	20,127,717	74,713
40	Barclays Capital	MSCI Singapore Index Futures	1/2015	2,290,098	2,304,609	14,511
298	Barclays Capital	TOPIX Index Futures	3/2015	35,781,552	35,017,115	(764,437)

				151,848,699	156,829,281	4,980,582

Short Contracts:
28	Barclays Capital	Amsterdam Index Futures	1/2015	$(2,760,671)	$(2,879,918)	$(119,247)
144	Barclays Capital	FTSE/MIB Index Futures	3/2015	(16,123,894)	(16,613,599)	(489,705)
21	Barclays Capital	IBEX 35 Index Futures	1/2015	(2,581,286)	(2,603,185)	(21,899)
153	Barclays Capital	OMXS30 Index Futures	1/2015	(2,755,628)	(2,878,729)	(123,101)
374	Barclays Capital	SPI 200 Index Futures	3/2015	(39,155,464)	(41,090,267)	(1,934,803)

				(63,376,943)	(66,065,698)	(2,688,755)

				$88,471,756	$90,763,583	$2,291,827

Cash held as collateral at Barclays Capital for futures contracts was $10,530,741 at December 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/18/15	CitiBank	AUD	46,994,550	$39,031,668	$38,166,291	$(865,377)
Australian Dollar, Expiring 03/18/15	Credit Suisse International	AUD	47,000,550	39,036,234	38,171,164	(865,070)
Swiss Franc, Expiring 03/18/15	CitiBank	CHF	7,199,000	7,455,878	7,250,750	(205,128)
Swiss Franc, Expiring 03/18/15	Credit Suisse International	CHF	7,199,000	7,456,014	7,250,750	(205,264)
Danish Krone, Expiring 03/18/15	CitiBank	DKK	2,201,000	363,458	357,866	(5,592)
Danish Krone, Expiring 03/18/15	Credit Suisse International	DKK	2,201,000	363,453	357,866	(5,587)
Euro, Expiring 03/18/15	CitiBank	EUR	24,248,700	29,989,865	29,361,586	(628,279)
Euro, Expiring 03/18/15	Credit Suisse International	EUR	24,391,700	30,166,397	29,534,737	(631,660)
British Pound, Expiring 03/18/15	CitiBank	GBP	3,196,500	4,999,576	4,979,181	(20,395)
British Pound, Expiring 03/18/15	Credit Suisse International	GBP	3,196,500	4,999,534	4,979,181	(20,353)
Hong Kong Dollar, Expiring 03/18/15	CitiBank	HKD	31,314,500	4,038,661	4,038,027	(634)
Hong Kong Dollar, Expiring 03/18/15	Credit Suisse International	HKD	31,314,500	4,038,610	4,038,027	(583)
Israeli Shekel, Expiring 03/18/15	CitiBank	ILS	9,310,000	2,348,785	2,387,491	38,706
Israeli Shekel, Expiring 03/18/15	Credit Suisse International	ILS	9,310,000	2,348,814	2,387,491	38,677
Japanese Yen, Expiring 03/18/15	CitiBank	JPY	3,933,209,900	32,911,309	32,858,131	(53,178)
Japanese Yen, Expiring 03/18/15	Credit Suisse International	JPY	3,933,209,900	32,908,793	32,858,132	(50,661)
Norwegian Krone, Expiring 03/18/15	CitiBank	NOK	19,973,000	2,811,056	2,674,356	(136,700)
Norwegian Krone, Expiring 03/18/15	Credit Suisse International	NOK	19,973,000	2,811,057	2,674,357	(136,700)
New Zealand Dollar, Expiring 03/18/15	CitiBank	NZD	59,180,001	45,375,741	45,839,757	464,016
New Zealand Dollar, Expiring 03/18/15	Credit Suisse International	NZD	59,180,000	45,374,946	45,839,757	464,811
Swedish Krona, Expiring 03/18/15	CitiBank	SEK	1,148,500	151,007	147,367	(3,640)
Swedish Krona, Expiring 03/18/15	Credit Suisse International	SEK	1,148,500	151,007	147,367	(3,640)
Singapore Dollar, Expiring 03/18/15	CitiBank	SGD	2,394,650	1,821,786	1,805,499	(16,287)
Singapore Dollar, Expiring 03/18/15	Credit Suisse International	SGD	2,394,650	1,821,836	1,805,499	(16,337)

				$342,775,485	$339,910,630	$(2,864,855)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/18/15	CitiBank	AUD	(19,934,000)	$(16,377,671)	$(16,189,257)	$188,414
Australian Dollar, Expiring 03/18/15	Credit Suisse International	AUD	(19,934,000)	(16,379,151)	(16,189,257)	189,894
Swiss Franc, Expiring 03/18/15	CitiBank	CHF	(17,298,900)	(17,762,114)	(17,423,253)	338,861
Swiss Franc, Expiring 03/18/15	Credit Suisse International	CHF	(17,298,900)	(17,762,599)	(17,423,253)	339,346
Danish Krone, Expiring 03/18/15	CitiBank	DKK	(13,877,500)	(2,316,556)	(2,256,370)	60,186
Danish Krone, Expiring 03/18/15	Credit Suisse International	DKK	(13,877,500)	(2,316,551)	(2,256,370)	60,181
Euro, Expiring 03/18/15	CitiBank	EUR	(824,000)	(1,026,189)	(997,742)	28,447
Euro, Expiring 03/18/15	Credit Suisse International	EUR	(824,000)	(1,026,237)	(997,742)	28,495
British Pound, Expiring 03/18/15	CitiBank	GBP	(48,804,850)	(76,238,876)	(76,023,218)	215,658
British Pound, Expiring 03/18/15	Credit Suisse International	GBP	(48,804,850)	(76,239,444)	(76,023,217)	216,227
Hong Kong Dollar, Expiring 03/18/15	CitiBank	HKD	(6,040,000)	(778,871)	(778,862)	9
Hong Kong Dollar, Expiring 03/18/15	Credit Suisse International	HKD	(6,040,000)	(778,909)	(778,862)	47
Israeli Shekel, Expiring 03/18/15	CitiBank	ILS	(541,500)	(137,216)	(138,864)	(1,648)
Israeli Shekel, Expiring 03/18/15	Credit Suisse International	ILS	(541,500)	(137,396)	(138,864)	(1,468)
Japanese Yen, Expiring 03/18/15	CitiBank	JPY	(1,472,547,500)	(12,635,936)	(12,301,699)	334,237
Japanese Yen, Expiring 03/18/15	Credit Suisse International	JPY	(1,472,547,500)	(12,637,075)	(12,301,699)	335,376
Norwegian Krone, Expiring 03/18/15	CitiBank	NOK	(19,973,000)	(2,905,310)	(2,674,357)	230,953
Norwegian Krone, Expiring 03/18/15	Credit Suisse International	NOK	(19,973,000)	(2,905,367)	(2,674,357)	231,010
New Zealand Dollar, Expiring 03/18/15	CitiBank	NZD	(4,550,500)	(3,535,426)	(3,524,735)	10,691
New Zealand Dollar, Expiring 03/18/15	Credit Suisse International	NZD	(4,550,500)	(3,536,323)	(3,524,735)	11,588
Swedish Krona, Expiring 03/18/15	CitiBank	SEK	(54,646,000)	(7,259,603)	(7,011,751)	247,852
Swedish Krona, Expiring 03/18/15	Credit Suisse International	SEK	(54,646,000)	(7,259,632)	(7,011,751)	247,881
Singapore Dollar, Expiring 03/18/15	CitiBank	SGD	(548,000)	(418,754)	(413,176)	5,578
Singapore Dollar, Expiring 03/18/15	Credit Suisse International	SGD	(548,000)	(418,580)	(413,176)	5,404

				(282,789,786)	(279,466,567)	3,323,219

				$59,985,699	$60,444,063	$458,364

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $40 at December 31, 2014. Cash held as collateral for Citibank and Credit Suisse International for forward currency exchange contracts was $780,000 and $590,000, respectively, at December 31, 2014.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 90.9%
Brazil - 12.4%
Ambev SA ADR (1)	115,400	$717,788
BRF SA (1)	8,700	207,632
CCR SA (1)	84,400	489,280
Cia Brasileira de Distribuicao ADR (1)	13,281	489,139
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	37,442	235,510
Cia Energetica de Minas Gerais ADR (1)	87,302	433,891
Cia Paranaense de Energia ADR (1)	4,118	54,234
Cielo SA (1)	7,780	121,959
CPFL Energia SA ADR (1)	18,084	245,400
Duratex SA (1)	37,800	114,188
EcoRodovias Infraestrutura e Logistica SA (1)	143,900	577,073
EDP - Energias do Brasil SA (1)	61,800	208,542
Gerdau SA ADR (1)	51,200	181,760
Localiza Rent a Car SA (1)	71,910	966,032
Natura Cosmeticos SA (1)	34,100	408,579
Odontoprev SA (1)	114,300	423,970
Qualicorp SA (1)†	47,500	496,765
Souza Cruz SA (1)	107,200	779,138
Telefonica Brasil SA ADR (1)	24,535	433,779
Tim Participacoes SA ADR (1)	7,444	165,331
TOTVS SA (1)	6,400	84,268
Tractebel Energia SA (1)	88,000	1,119,946
Ultrapar Participacoes SA ADR (1)	11,400	217,398
WEG SA (1)	73,090	841,379

		10,012,981

Chile - 4.8%
Banco Santander Chile ADR (1)	26,493	522,442
Cencosud SA (1)	131,425	327,902
Empresa Nacional de Electricidad SA ADR (1)	7,000	313,180
Empresas COPEC SA (1)	46,361	523,187
Enersis SA ADR (1)	52,747	845,534
SACI Falabella (1)	96,359	646,426
Sociedad Quimica y Minera de Chile SA ADR (1)	28,078	670,503

		3,849,174

China - 1.6%
China Mengniu Dairy Co., Ltd.	16,000	65,882
China Telecom Corp. Ltd., H Shares	122,000	70,758
ENN Energy Holdings Ltd.	44,000	248,922
PetroChina Co., Ltd. ADR (1)	776	86,105
Sihuan Pharmaceutical Holdings Group Ltd.	43,000	28,602
Sun Art Retail Group Ltd.	332,500	329,594
Tingyi Cayman Islands Holding Corp.	62,000	140,897
Tsingtao Brewery Co., Ltd., H Shares	34,000	229,332
Want Want China Holdings Ltd.	59,000	77,544

		1,277,636

Hong Kong - 2.2%
China Mobile Ltd. ADR (1)	9,232	543,026
China Resources Gas Group Ltd.	54,000	139,556
China Unicom Hong Kong Ltd. ADR (1)	3,161	42,516
Guangdong Investment Ltd.	62,000	80,656
Haier Electronics Group Co., Ltd.	79,000	186,889
Sino Biopharmaceutical Ltd.	828,000	746,116

		1,738,759

	SHARES	VALUE (Note 4)
India - 0.6%
Dr. Reddy’s Laboratories Ltd. ADR (1)	8,493	$428,472
Infosys Ltd. ADR (1)	2,600	81,796

		510,268

Indonesia - 3.0%
Bank Central Asia Tbk PT	280,000	297,007
Bank Mandiri Persero Tbk PT	60,700	52,787
Kalbe Farma Tbk PT	2,738,200	403,688
Perusahaan Gas Negara Persero Tbk PT	1,433,600	693,752
Semen Indonesia Persero Tbk PT	314,100	410,060
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	12,339	558,093

		2,415,387

Korea, Republic of - 11.4%
Amorepacific Corp. †	305	615,753
Cheil Worldwide, Inc. †	32,494	509,239
Daelim Industrial Co., Ltd. †	1,356	80,846
Dongbu Insurance Co., Ltd. †	9,911	494,934
E-Mart Co., Ltd. †	170	31,460
Halla Visteon Climate Control Corp. †	5,787	254,957
Hotel Shilla Co., Ltd. †	2,132	176,842
Hyundai Department Store Co., Ltd. †	1,879	208,991
Hyundai Glovis Co., Ltd. †	2,268	600,149
Hyundai Marine & Fire Insurance Co., Ltd. †	11,670	276,110
Hyundai Mobis Co., Ltd. †	2,271	485,873
Hyundai Wia Corp. †	340	54,357
Kangwon Land, Inc. †	32,406	893,209
Kia Motors Corp. †	12,648	600,982
Korea Aerospace Industries Ltd. †	7,800	281,476
KT Corp. ADR (1)	25,821	364,592
KT&G Corp. †	7,186	498,948
LG Chem Ltd. †	443	72,440
LG Uplus Corp. †	67,109	699,711
Lotte Shopping Co., Ltd. †	246	60,844
Orion Corp. †	143	132,033
S-1 Corp. †	1,039	67,034
Samsung C&T Corp. †	998	55,739
Samsung Electronics Co., Ltd. GDR	594	358,567
Samsung Fire & Marine Insurance Co., Ltd. †	1,163	298,442
Samsung Life Insurance Co., Ltd. †	2,585	273,723
Samsung Techwin Co., Ltd. †	992	21,354
SK Hynix, Inc. †	6,231	266,284
SK Telecom Co., Ltd. ADR (1)	6,728	181,723
Yuhan Corp. †	1,783	273,998

		9,190,610

Malaysia - 13.3%
AMMB Holdings Bhd	264,100	495,977
Axiata Group Bhd	533,700	1,074,186
CIMB Group Holdings Bhd	257,100	408,047
DiGi.Com Bhd	561,400	988,954
Genting Bhd	153,100	387,838
IHH Healthcare Bhd	253,300	348,833
IJM Corp. Bhd	162,700	305,487
IOI Corp. Bhd	462,100	634,188

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
Malaysia - 13.3% (continued)
Kuala Lumpur Kepong Bhd	31,400	$204,275
Malayan Banking Bhd	387,900	1,015,841
Maxis Bhd	272,400	531,954
Public Bank Bhd	121,400	634,230
Sime Darby Bhd	384,000	1,010,065
Telekom Malaysia Bhd	546,900	1,073,643
Tenaga Nasional Bhd	289,400	1,139,789
UMW Holdings Bhd	137,200	430,733

		10,684,040

Mexico - 5.9%
Alfa SAB de CV, Class A (1)†	175,400	391,607
America Movil SAB de CV, Class L ADR (1)	2,076	46,046
Arca Continental SAB de CV (1)†	112,500	711,734
Coca-Cola Femsa SAB de CV ADR (1)	5,652	489,011
Compartamos SAB de CV (1)†	25,800	51,849
Grupo Bimbo SAB de CV, Series A (1)†	150,900	416,276
Grupo Financiero Banorte SAB de CV, Class O (1)	59,400	326,919
Grupo Financiero Inbursa SAB de CV, Class O (1)	161,800	417,612
Grupo Lala SAB de CV (1)	239,400	461,316
Kimberly-Clark de Mexico SAB de CV, Class A (1)	17,600	38,281
Mexichem SAB de CV (1)†	109,100	331,358
Wal-Mart de Mexico SAB de CV, Series V (1)	518,200	1,114,110

		4,796,119

Poland - 4.1%
Bank Pekao SA	3,500	175,897
Bank Zachodni WBK SA	4,173	440,044
Energa SA	55,944	363,820
Orange Polska SA	97,764	228,433
PGE Polska Grupa Energetyczna SA	173,356	916,573
Polskie Gornictwo Naftowe i Gazownictwo SA	120,359	150,094
Powszechna Kasa Oszczednosci Bank Polski SA	20,131	202,073
Powszechny Zaklad Ubezpieczen SA	5,882	802,731

		3,279,665

South Africa - 14.4%
Anglo American Platinum Ltd. †	15,201	446,278
Aspen Pharmacare Holdings Ltd. †	4,372	152,522
Barclays Africa Group Ltd.	2,086	32,619
Bidvest Group Ltd./The	24,728	646,486
Coronation Fund Managers Ltd.	17,554	173,721
Discovery Ltd.	5,654	54,134
FirstRand Ltd.	110,291	479,458
Gold Fields Ltd. ADR (1)	38,932	176,362
Kumba Iron Ore Ltd.	8,067	166,834
Life Healthcare Group Holdings Ltd.	184,202	680,470
Mediclinic International Ltd.	16,125	139,578
Mr Price Group Ltd.	51,256	1,036,852
MTN Group Ltd.	54,242	1,031,820
Naspers Ltd., N Shares	1,036	134,012
Nedbank Group Ltd.	29,507	631,904
Netcare Ltd.	250,190	817,649
RMB Holdings Ltd.	69,000	381,050

	SHARES	VALUE (Note 4)
South Africa - 14.4% (continued)
Sanlam Ltd.	34,051	$204,894
Sasol Ltd. ADR (1)	15,999	607,482
Shoprite Holdings Ltd.	77,293	1,118,642
Standard Bank Group Ltd.	65,673	809,407
Tiger Brands Ltd.	11,896	377,028
Truworths International Ltd.	68,683	456,107
Vodacom Group Ltd.	35,768	395,786
Woolworths Holdings Ltd.	64,766	429,511

		11,580,606

Taiwan - 12.2%
Advanced Semiconductor Engineering, Inc.	366,000	434,672
Asia Pacific Telecom Co., Ltd.	83,000	45,676
Asustek Computer, Inc.	68,000	741,949
Cheng Shin Rubber Industry Co., Ltd.	16,000	37,554
China Development Financial Holding Corp.	464,000	147,413
China Steel Corp.	132,359	109,793
Chunghwa Telecom Co., Ltd. ADR (1)	5,363	157,833
CTBC Financial Holding Co., Ltd.	111,995	72,455
Far EasTone Telecommunications Co., Ltd.	302,000	695,733
Foxconn Technology Co., Ltd.	297,717	799,927
Hon Hai Precision Industry Co., Ltd.	187,600	518,060
Inventec Corp.	102,000	68,218
Kinsus Interconnect Technology Corp.	143,000	472,489
Lite-On Technology Corp.	344,716	393,796
MediaTek, Inc.	23,000	334,361
Mega Financial Holding Co., Ltd.	148,000	114,181
Merida Industry Co., Ltd.	18,900	127,612
Pegatron Corp.	189,000	432,005
Pou Chen Corp.	192,000	231,525
President Chain Store Corp.	101,000	780,106
Quanta Computer, Inc.	69,000	171,890
Radiant Opto-Electronics Corp.	89,060	283,553
Realtek Semiconductor Corp.	24,442	81,167
Taishin Financial Holding Co., Ltd.	226,462	92,966
Taiwan Cement Corp.	16,000	21,873
Taiwan Mobile Co., Ltd.	343,000	1,132,565
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	39,156	876,311
Uni-President Enterprises Corp.	279,397	441,842
Wistron Corp.	32,928	29,665

		9,847,190

Thailand - 3.0%
Advanced Info Service PCL NVDR	68,800	521,722
Bangkok Dusit Medical Services PCL NVDR	891,500	464,299
CP ALL PCL NVDR	103,800	133,457
PTT Exploration & Production PCL NVDR	12,000	40,637
PTT Global Chemical PCL NVDR	27,200	42,205
PTT PCL NVDR	79,000	773,898
Siam Cement PCL/The NVDR	29,300	397,706
Thai Oil PCL NVDR	58,000	73,804

		2,447,728

Turkey - 2.0%
BIM Birlesik Magazalar AS	31,359	670,609
Enka Insaat ve Sanayi AS	15,233	34,374

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
Turkey - 2.0% (continued)
KOC Holding AS	19,156	$101,305
Turk Hava Yollari	39,542	162,477
Turk Telekomunikasyon AS	170,692	531,024
Turkcell Iletisim Hizmetleri AS †	23,106	141,004

		1,640,793

TOTAL COMMON STOCKS (cost $77,336,694)		73,270,956

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B (1)
(cost $69,332)	5,300	53,455

EXCHANGE-TRADED FUNDS - 7.3%
iShares MSCI Emerging Markets ETF (1)
(cost $5,833,234)	150,649	5,918,999

MONEY MARKET FUNDS - 0.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)
(cost $46,664)	46,664	46,664

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.4% (cost $83,285,924)		79,290,074

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		1,285,340

NET ASSETS - 100.0%		$80,575,414

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,350,354	9.1%
Consumer Staples	12,642,498	15.7
Energy	2,472,604	3.1
Exchange-Traded Funds	5,918,999	7.3
Financials	10,380,866	12.9
Health Care	5,404,962	6.7
Industrials	6,632,162	8.2
Information Technology	6,550,937	8.1
Materials	3,141,360	3.9
Telecommunication Services	11,655,908	14.5
Utilities	7,092,760	8.8
Money Market Funds	46,664	0.1

Total Investments In Securities, At Value	79,290,074	98.4
Other Assets in Excess of Liabilities	1,285,340	1.6

Net Assets	$80,575,414	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 96.8%
Australia - 17.6%
AGL Energy Ltd. †	24,552	$267,791
Amcor Ltd.	12,922	142,172
APA Group	20,729	125,313
ASX Ltd.	2,400	71,603
Aurizon Holdings Ltd.	18,076	67,645
Australia & New Zealand Banking Group Ltd.	1,156	30,079
Bendigo & Adelaide Bank Ltd.	1,255	13,050
BHP Billiton Ltd.	4,917	116,251
Boral Ltd.	14,636	62,808
Brambles Ltd.	26,710	230,086
Caltex Australia Ltd.	6,552	181,799
Coca-Cola Amatil Ltd.	9,368	70,729
Cochlear Ltd.	2,349	148,191
Commonwealth Bank of Australia	1,776	123,394
Crown Resorts Ltd.	2,043	21,011
CSL Ltd.	2,708	190,226
Flight Centre Travel Group Ltd.	4,252	112,555
Incitec Pivot Ltd.	17,862	46,204
Insurance Australia Group Ltd.	26,962	136,900
Metcash Ltd.	88,007	132,634
National Australia Bank Ltd.	2,975	81,129
Newcrest Mining Ltd. †	1,601	14,087
Orica Ltd.	4,865	74,549
Ramsay Health Care Ltd.	4,338	201,102
Sonic Healthcare Ltd.	14,967	225,172
Suncorp Group Ltd.	5,448	62,237
Sydney Airport	18,501	70,831
Tatts Group Ltd.	58,251	163,831
Telstra Corp. Ltd.	81,706	396,669
Toll Holdings Ltd.	6,039	28,767
Transurban Group	20,147	140,399
Wesfarmers Ltd.	10,929	370,030
Westpac Banking Corp.	2,508	67,455
Woodside Petroleum Ltd.	5,279	163,265
Woolworths Ltd.	14,787	367,451
WorleyParsons Ltd.	10,493	85,953

		4,803,368

Belgium - 1.4%
Belgacom SA	6,096	221,184
Delhaize Group SA	1,607	117,031
Umicore SA	954	38,389

		376,604

Canada - 18.1%
Agnico Eagle Mines Ltd. (1)	1,129	28,104
Agrium, Inc. (1)	1,300	123,085
Alimentation Couche-Tard, Inc., Class B (1)	9,091	380,996
Bank of Montreal (1)	2,703	191,197
Bank of Nova Scotia/The (1)	3,380	192,914
Barrick Gold Corp. (1)	6,333	68,247
BCE, Inc. (1)	7,146	327,715
Canadian Imperial Bank of Commerce (1)	2,983	256,346
Canadian National Railway Co. (1)	2,422	166,817
Canadian Oil Sands Ltd. (1)	4,900	43,947
Canadian Tire Corp. Ltd., Class A (1)	588	62,120
Dollarama, Inc. (1)	4,800	245,412
Eldorado Gold Corp. (1)	24,559	149,662
Enbridge, Inc. (1)	1,142	58,722

	SHARES	VALUE (Note 4)
Canada - 18.1% (continued)
Fortis, Inc. (1)	500	$16,767
Franco-Nevada Corp. (1)	2,055	101,193
Goldcorp, Inc. (1)	4,669	86,444
Husky Energy, Inc. (1)	4,900	115,984
Imperial Oil Ltd. (1)	5,871	252,921
Intact Financial Corp. (1)	3,904	281,761
Loblaw Cos., Ltd. (1)	2,096	112,161
Metro, Inc. (1)	3,274	262,923
National Bank of Canada (1)	5,046	214,731
Potash Corp of Saskatchewan, Inc. (1)	2,340	82,720
Power Financial Corp. (1)	800	24,913
Rogers Communications, Inc., Class B (1)	3,237	125,852
Royal Bank of Canada (1)	3,602	248,773
Saputo, Inc. (1)	1,600	48,091
Shaw Communications, Inc., Class B (1)	2,904	78,362
Silver Wheaton Corp. (1)	9,452	192,246
Toronto-Dominion Bank/The (1)	4,998	238,801
TransCanada Corp. (1)	1,197	58,830
Vermilion Energy, Inc. (1)	700	34,343
Yamana Gold, Inc. (1)	16,971	68,509

		4,941,609

Colombia - 0.1%
Pacific Rubiales Energy Corp. (1)	3,556	22,007

Denmark - 1.9%
Coloplast A/S, Class B	3,086	258,250
DSV A/S	2,449	74,570
Novo Nordisk A/S, Class B	4,010	169,622
Novozymes A/S, B Shares	140	5,893

		508,335

Finland - 0.6%
Fortum OYJ	3,192	69,303
Kone OYJ, Class B	1,603	72,981
Sampo OYJ, A Shares	325	15,215

		157,499

France - 4.2%
Air Liquide SA	37	4,578
AtoS	474	37,662
Cie Generale des Etablissements Michelin	282	25,455
Danone SA	3,618	236,538
Dassault Systemes	2,046	124,766
Essilor International SA	289	32,229
Iliad SA	394	94,590
L’Oreal SA	1,088	182,100
Pernod Ricard SA	898	99,802
Sanofi	751	68,469
SCOR SE	728	22,059
SES SA FDR	361	12,953
Sodexo SA	481	47,082
Total SA	3,147	161,227

		1,149,510

Germany - 3.1%
adidas AG	610	42,362
Bayer AG	871	118,725
Beiersdorf AG	3,124	253,650
Deutsche Post AG	1,190	38,630
E.ON SE	782	13,366

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
Germany - 3.1% (continued)
Fresenius Medical Care AG & Co. KGaA	1,716	$128,077
Hannover Rueck SE	529	47,722
Hugo Boss AG	510	62,389
Merck KGaA	458	43,101
Muenchener Rueckversicherungs AG	102	20,312
SAP SE	1,098	76,671

		845,005

Hong Kong - 4.2%
BOC Hong Kong Holdings Ltd.	21,500	71,641
CLP Holdings Ltd.	27,000	233,804
Hang Seng Bank Ltd.	12,700	211,080
Hong Kong & China Gas Co., Ltd.	107,690	245,355
MGM China Holdings Ltd.	11,200	28,279
Power Assets Holdings Ltd.	29,000	280,373
SJM Holdings Ltd.	54,000	85,368

		1,155,900

Italy - 0.6%
Eni SpA	575	10,072
Luxottica Group SpA	2,742	150,313

		160,385

Japan - 14.8%
Asahi Group Holdings Ltd.	1,400	43,312
Astellas Pharma, Inc.	13,000	180,987
Bandai Namco Holdings, Inc.	700	14,820
Benesse Holdings, Inc.	1,100	32,640
Bridgestone Corp.	400	13,873
Brother Industries Ltd.	700	12,689
Calbee, Inc.	3,700	127,453
Canon, Inc.	5,700	181,167
Casio Computer Co., Ltd.	2,300	35,184
Chugai Pharmaceutical Co., Ltd.	4,800	117,856
Dai Nippon Printing Co., Ltd.	1,000	9,007
Daihatsu Motor Co., Ltd.	1,700	22,203
Dentsu, Inc.	300	12,612
Eisai Co., Ltd.	2,900	112,152
FamilyMart Co., Ltd.	3,300	124,291
GungHo Online Entertainment, Inc.	51,900	187,909
Hitachi Metals Ltd.	1,000	16,991
Hoya Corp.	2,500	84,562
Inpex Corp.	4,000	44,532
ITOCHU Corp.	1,300	13,878
Japan Airlines Co., Ltd.	4,200	124,526
Japan Tobacco, Inc.	1,800	49,541
JX Holdings, Inc.	21,800	84,837
Kakaku.com, Inc.	900	12,876
Kao Corp.	4,300	169,569
Konica Minolta, Inc.	4,300	46,853
Kuraray Co., Ltd.	1,300	14,770
Lawson, Inc.	900	54,385
Mitsubishi Motors Corp.	4,600	42,023
Mitsubishi Tanabe Pharma Corp.	300	4,398
NH Foods Ltd.	1,000	21,878
Nippon Express Co., Ltd.	12,000	60,813
Nitori Holdings Co., Ltd.	2,300	123,576
Nitto Denko Corp.	800	44,700
Nomura Research Institute Ltd.	1,700	51,995
NTT DOCOMO, Inc.	3,500	50,971
Omron Corp.	900	40,262
Ono Pharmaceutical Co., Ltd.	1,200	106,243

	SHARES	VALUE (Note 4)
Japan - 14.8% (continued)
Osaka Gas Co., Ltd.	40,000	$149,398
Otsuka Corp.	500	15,854
Otsuka Holdings Co., Ltd.	8,300	248,844
Santen Pharmaceutical Co., Ltd.	1,300	69,985
Secom Co., Ltd.	600	34,473
Seven & I Holdings Co., Ltd.	800	28,777
Shimamura Co., Ltd.	2,700	233,002
Shin-Etsu Chemical Co., Ltd.	800	52,080
Shiseido Co., Ltd.	600	8,415
Suzuki Motor Corp.	400	11,987
Sysmex Corp.	800	35,506
Takeda Pharmaceutical Co., Ltd.	1,000	41,398
Terumo Corp.	1,000	22,696
Tokyo Gas Co., Ltd.	30,000	161,870
Toyo Suisan Kaisha Ltd.	5,000	160,995
Trend Micro, Inc.	3,200	88,426
Unicharm Corp.	1,200	28,763
West Japan Railway Co.	700	33,095
Yamato Holdings Co., Ltd.	7,200	142,572

		4,060,470

Netherlands - 1.0%
Koninklijke Ahold NV	15,157	269,383
Randstad Holding NV	201	9,672

		279,055

Norway - 1.4%
Orkla ASA	5,852	39,837
Statoil ASA	5,809	102,278
Telenor ASA	11,356	229,716
Yara International ASA	330	14,696

		386,527

Singapore - 3.4%
DBS Group Holdings Ltd.	9,000	139,332
Golden Agri-Resources Ltd.	139,000	48,107
Keppel Corp. Ltd.	2,000	13,331
Oversea-Chinese Banking Corp. Ltd.	10,000	78,680
Singapore Telecommunications Ltd.	134,000	393,331
United Overseas Bank Ltd.	2,000	36,908
Wilmar International Ltd.	90,000	219,297

		928,986

Spain - 0.9%
Enagas SA	1,116	35,200
Iberdrola SA	7,027	47,367
Inditex SA	4,730	134,925
Telefonica SA	3,067	44,035

		261,527

Sweden - 3.6%
Boliden AB	1,827	29,204
Elekta AB, B Shares	3,700	37,787
Hennes & Mauritz AB, B Shares	8,294	344,574
Svenska Cellulosa AB SCA, Class B	3,372	72,696
Swedish Match AB	6,532	204,677
Tele2 AB, B Shares	5,633	68,259
TeliaSonera AB	36,238	232,988

		990,185

Switzerland - 6.3%
Kuehne + Nagel International AG	2,216	301,011
Nestle SA	4,273	311,506
Novartis AG	3,246	301,045
Roche Holding AG	701	189,931

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
Switzerland - 6.3% (continued)
SGS SA	71	$144,980
Swiss Re AG †	2,641	221,241
Swisscom AG	229	120,165
Syngenta AG	36	11,580
Zurich Insurance Group AG †	385	120,313

		1,721,772

United Kingdom - 13.1%
Aggreko PLC	562	13,106
Associated British Foods PLC	6,170	301,646
AstraZeneca PLC	3,019	213,234
BP PLC	15,556	98,743
British American Tobacco PLC	2,943	159,484
Burberry Group PLC	821	20,830
Centrica PLC	49,936	216,294
Compass Group PLC	11,100	189,731
Diageo PLC	926	26,527
Experian PLC	561	9,457
GlaxoSmithKline PLC	3,803	81,588
HSBC Holdings PLC	2,410	22,774
Imperial Tobacco Group PLC	2,019	88,875
Indivior PLC †	3,113	7,249
J Sainsbury PLC	42,531	162,413
Marks & Spencer Group PLC	4,636	34,327
National Grid PLC	20,399	289,447
Next PLC	481	51,013
Pearson PLC	795	14,682
Reckitt Benckiser Group PLC	3,113	252,134
Rexam PLC	7,815	55,018
Royal Dutch Shell PLC, A Shares	3,483	116,238
Royal Mail PLC	2,335	15,560
SABMiller PLC	623	32,478
Sage Group PLC/The	3,363	24,290
Sky PLC	11,531	160,930
Smith & Nephew PLC	14,510	261,652
SSE PLC	9,272	234,276
Tate & Lyle PLC	5,428	50,857
Unilever NV CVA	4,882	190,973
United Utilities Group PLC	2,762	39,231
Whitbread PLC	1,298	96,060
WM Morrison Supermarkets PLC	19,883	56,731

		3,587,848

United States - 0.5%
Thomson Reuters Corp. (1)	3,338	134,663

TOTAL COMMON STOCKS (cost $26,057,302)		26,471,255

PREFERRED STOCKS - 0.6%

Germany - 0.6%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	155,544

EXCHANGE-TRADED FUNDS - 1.7%
iShares MSCI EAFE ETF (1)
(cost $475,989)	7,688	467,738

RIGHTS - 0.0% (a)

Australia - 0.0% (a)
APA Group (3)†(b)
(cost $—)	6,909	—

	SHARES	VALUE (Note 4)
MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $305,937)	305,937	$305,937

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.2%
(cost $26,972,381)		27,400,474

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(55,994)

NET ASSETS - 100.0%		$27,344,480

†	Non income-producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of December 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,861,149	10.5%
Consumer Staples	6,094,681	22.3
Energy	1,635,698	6.0
Exchange-Traded Funds	467,738	1.7
Financials	3,242,559	11.9
Health Care	3,615,714	13.2
Industrials	1,816,205	6.6
Information Technology	985,983	3.6
Materials	1,644,180	6.0
Telecommunication Services	2,305,474	8.4
Utilities	2,425,156	8.9
Money Market Funds	305,937	1.1

Total Investments In Securities, At Value	27,400,474	100.2
Liabilities in Excess of Other Assets	(55,994)	(0.2)

Net Assets	$27,344,480	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 98.3%
Consumer Discretionary - 12.4%
Advance Auto Parts, Inc.	962	$153,227
Amazon.com, Inc. †	4,912	1,524,439
AutoZone, Inc. †	1,660	1,027,723
Bed Bath & Beyond, Inc. †	11,808	899,415
Chipotle Mexican Grill, Inc. †	1,959	1,340,955
Dollar Tree, Inc. †	13,270	933,943
Domino’s Pizza, Inc.	8,900	838,113
Expedia, Inc.	9,900	845,064
Home Depot, Inc./The	12,083	1,268,353
Lowe’s Cos., Inc.	8,700	598,560
Madison Square Garden Co./The, Class A †	2,300	173,098
McDonald’s Corp.	28,551	2,675,229
NIKE, Inc., Class B	10,758	1,034,382
O’Reilly Automotive, Inc. †	5,249	1,011,062
Panera Bread Co., Class A †	3,450	603,060
Polaris Industries, Inc.	500	75,620
Priceline Group, Inc./The †	568	647,639
Scripps Networks Interactive, Inc., Class A	9,466	712,506
Starbucks Corp.	16,810	1,379,260
Target Corp.	1,698	128,895
Time Warner, Inc.	1,667	142,395
TJX Cos., Inc./The	10,840	743,407
TripAdvisor, Inc. †	11,100	828,726
Viacom, Inc., Class B	6,113	460,003
Walt Disney Co./The	8,000	753,520
Yum! Brands, Inc.	20,263	1,476,160

		22,274,754

Consumer Staples - 21.1%
Altria Group, Inc.	53,327	2,627,421
Archer-Daniels-Midland Co.	9,855	512,460
Brown-Forman Corp., Class B	8,555	751,471
Church & Dwight Co., Inc.	17,771	1,400,533
Clorox Co./The	5,679	591,809
Coca-Cola Co./The	31,055	1,311,142
Colgate-Palmolive Co.	38,070	2,634,063
Costco Wholesale Corp.	15,223	2,157,860
CVS Health Corp.	8,719	839,727
Dr Pepper Snapple Group, Inc.	5,100	365,568
Estee Lauder Cos., Inc./The, Class A	15,456	1,177,747
General Mills, Inc.	13,854	738,834
Hershey Co./The	15,151	1,574,643
Hormel Foods Corp.	11,749	612,123
Kellogg Co.	2,576	168,574
Kimberly-Clark Corp.	22,950	2,651,643
Kroger Co./The	14,701	943,951
McCormick & Co., Inc.	14,880	1,105,584
Monster Beverage Corp. †	8,803	953,805
PepsiCo, Inc.	27,702	2,619,501
Philip Morris International, Inc.	27,308	2,224,237
Procter & Gamble Co./The	28,921	2,634,414
Reynolds American, Inc.	40,834	2,624,401
Sysco Corp.	36,244	1,438,524
Walgreens Boots Alliance, Inc.	8,655	659,511
Wal-Mart Stores, Inc.	31,011	2,663,225

		37,982,771

	SHARES	VALUE (Note 4)
Energy - 0.3%
Exxon Mobil Corp.	4,432	$409,738
Marathon Petroleum Corp.	1,400	126,364

		536,102

Financials - 14.4%
ACE Ltd. (Switzerland)	6,864	788,536
Alleghany Corp. †	800	370,800
American Express Co.	4,400	409,376
Aon PLC (United Kingdom)	9,700	919,851
Arch Capital Group Ltd. †	6,900	407,790
Bank of Hawaii Corp.	19,163	1,136,557
BB&T Corp.	3,286	127,792
Chubb Corp./The	23,345	2,415,507
City National Corp.	831	67,153
Commerce Bancshares, Inc.	4,515	196,357
Cullen/Frost Bankers, Inc.	16,676	1,177,993
Everest Re Group Ltd.	9,070	1,544,621
M&T Bank Corp.	15,351	1,928,393
Markel Corp. †	2,900	1,980,236
Marsh & McLennan Cos., Inc.	13,807	790,313
New York Community Bancorp, Inc.	76,278	1,220,448
Northern Trust Corp.	11,774	793,568
People’s United Financial, Inc.	74,716	1,134,189
PNC Financial Services Group, Inc./The	4,100	374,043
Progressive Corp./The	23,226	626,870
RenaissanceRe Holdings Ltd.	9,300	904,146
Signature Bank †	2,300	289,708
Travelers Cos., Inc./The	17,943	1,899,267
US Bancorp	42,716	1,920,084
Wells Fargo & Co.	39,200	2,148,944
White Mountains Insurance Group Ltd.	300	189,033
WR Berkley Corp.	2,060	105,596

		25,867,171

Health Care - 16.2%
Abbott Laboratories	19,902	895,988
AbbVie, Inc.	16,100	1,053,584
Aetna, Inc.	13,432	1,193,165
Alexion Pharmaceuticals, Inc. †	6,300	1,165,689
AmerisourceBergen Corp.	14,523	1,309,394
Anthem, Inc.	1,800	226,206
Baxter International, Inc.	5,885	431,312
Becton Dickinson and Co.	3,902	543,002
Biogen Idec, Inc. †	2,577	874,763
Bristol-Myers Squibb Co.	23,257	1,372,861
Cardinal Health, Inc.	4,424	357,150
Celgene Corp. †	1,086	121,480
Centene Corp. †	4,700	488,095
Cerner Corp. †	1,797	116,194
CR Bard, Inc.	6,104	1,017,048
Edwards Lifesciences Corp. †	5,469	696,641
Eli Lilly & Co.	37,428	2,582,158
Express Scripts Holding Co. †	1,500	127,005
Health Net, Inc. †	8,300	444,299
Henry Schein, Inc. †	2,238	304,704
Humana, Inc.	2,300	330,349
IDEXX Laboratories, Inc. †	1,983	294,019
Intuitive Surgical, Inc. †	800	423,152
Johnson & Johnson	25,093	2,623,975
Laboratory Corp of America Holdings †	8,117	875,824
McKesson Corp.	2,261	469,338
Medtronic, Inc.	16,131	1,164,658
Merck & Co., Inc.	30,485	1,731,243

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR U.S. DEFENSIVE EQUITY FUND

	SHARES	VALUE (Note 4)
Health Care - 16.2% (continued)
Mettler-Toledo International, Inc. †	748	$226,240
Myriad Genetics, Inc. †	2,500	85,150
Pfizer, Inc.	49,970	1,556,566
Stryker Corp.	18,609	1,755,387
UnitedHealth Group, Inc.	19,478	1,969,031
Zimmer Holdings, Inc.	3,677	417,045

		29,242,715

Industrials - 8.2%
3M Co.	14,446	2,373,767
Boeing Co./The	2,400	311,952
Cintas Corp.	4,682	367,256
Danaher Corp.	4,349	372,753
Equifax, Inc.	3,815	308,519
Fastenal Co.	2,400	114,144
FedEx Corp.	3,300	573,078
General Dynamics Corp.	3,985	548,416
Honeywell International, Inc.	2,469	246,702
Lockheed Martin Corp.	5,300	1,020,621
MSC Industrial Direct Co., Inc., Class A	3,035	246,594
Northrop Grumman Corp.	1,954	288,000
Raytheon Co.	7,745	837,777
Republic Services, Inc.	9,694	390,183
Spirit Airlines, Inc. †	5,200	393,016
Stericycle, Inc. †	20,206	2,648,602
Union Pacific Corp.	4,600	547,998
United Parcel Service, Inc., Class B	7,739	860,345
United Technologies Corp.	2,737	314,755
Waste Connections, Inc.	4,300	189,157
Waste Management, Inc.	34,990	1,795,687

		14,749,322

Information Technology - 11.2%
Accenture PLC, Class A (Ireland)	10,260	916,321
Amdocs Ltd.	500	23,327
Apple, Inc.	3,800	419,444
Autodesk, Inc. †	5,391	323,783
Automatic Data Processing, Inc.	8,271	689,553
Cognizant Technology Solutions Corp., Class A †	2,800	147,448
F5 Networks, Inc. †	4,918	641,627
FactSet Research Systems, Inc.	7,820	1,100,665
Gartner, Inc. †	9,200	774,732
Google, Inc., Class A †	1,648	874,528
Intel Corp.	26,288	953,992
International Business Machines Corp.	8,630	1,384,597
Intuit, Inc.	15,513	1,430,143
Jack Henry & Associates, Inc.	2,300	142,922
Linear Technology Corp.	16,666	759,970
LinkedIn Corp., Class A †	2,300	528,333
MasterCard, Inc., Class A	6,660	573,826
Microsoft Corp.	44,565	2,070,044
NetApp, Inc.	8,228	341,051
Palo Alto Networks, Inc. †	4,600	563,822
Paychex, Inc.	35,350	1,632,109
QUALCOMM, Inc.	3,100	230,423
Red Hat, Inc. †	664	45,909
Splunk, Inc. †	5,900	347,805
Teradata Corp. †	3,229	141,043
Texas Instruments, Inc.	3,934	210,331
Visa, Inc., Class A	8,649	2,267,768

	SHARES	VALUE (Note 4)
Information Technology - 11.2% (continued)
VMware, Inc., Class A †	1,833	$151,259
Yelp, Inc. †	7,400	405,002

		20,091,777

Materials - 1.0%
International Flavors & Fragrances, Inc.	1,127	114,233
PPG Industries, Inc.	2,500	577,875
Sherwin-Williams Co./The	4,270	1,123,181

		1,815,289

Telecommunication Services - 2.7%
AT&T, Inc.	68,364	2,296,347
Verizon Communications, Inc. (NYSE)	56,602	2,647,841

		4,944,188

Utilities - 10.8%
AGL Resources, Inc.	13,000	708,630
American Electric Power Co., Inc.	15,879	964,173
American Water Works Co., Inc.	24,032	1,280,906
Aqua America, Inc.	25,000	667,500
Atmos Energy Corp.	17,400	969,876
CenterPoint Energy, Inc.	7,392	173,194
Consolidated Edison, Inc.	20,630	1,361,786
Dominion Resources, Inc.	15,926	1,224,709
DTE Energy Co.	7,010	605,454
Duke Energy Corp.	12,444	1,039,572
NextEra Energy, Inc.	13,375	1,421,629
NiSource, Inc.	4,921	208,749
Northeast Utilities	2,958	158,312
PG&E Corp.	1,588	84,545
Pinnacle West Capital Corp.	3,094	211,351
Public Service Enterprise Group, Inc.	27,375	1,133,599
Questar Corp.	26,058	658,746
Sempra Energy	19,521	2,173,858
Southern Co./The	41,137	2,020,238
UGI Corp.	1,112	42,234
Vectren Corp.	28,700	1,326,801
Wisconsin Energy Corp.	7,766	409,579
Xcel Energy, Inc.	14,091	506,149

		19,351,590

TOTAL COMMON STOCKS (cost $145,364,650)		176,855,679

MONEY MARKET FUNDS - 2.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $3,713,209)	3,713,209	3,713,209

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.4% (cost $149,077,859)		180,568,888

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%) (b)		(634,930)

NET ASSETS - 100.0%		$179,933,958

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND, FORMERLY KNOWN AS THE AQR U.S. DEFENSIVE EQUITY FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2014.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

NYSE - New York Stock Exchange

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
22	Goldman Sachs	S&P 500 E-Mini Futures	3/2015	$2,280,728	$2,257,640	$(23,088)

Cash held as collateral at Goldman Sachs for futures contracts was $164,718 at December 31, 2014.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 99.5%
Consumer Discretionary - 11.0%
Advance Auto Parts, Inc.	2,300	$366,344
AutoNation, Inc. †	14,700	888,027
AutoZone, Inc. †	1,400	866,754
Big Lots, Inc.	7,800	312,156
Brinker International, Inc.	12,400	727,756
Brunswick Corp.	20,700	1,061,082
Buckle, Inc./The	7,400	388,648
Cabela’s, Inc. †	11,000	579,810
Carter’s, Inc.	7,700	672,287
Charter Communications, Inc., Class A †	7,800	1,299,636
Chico’s FAS, Inc.	25,500	413,355
Chipotle Mexican Grill, Inc. †	7,100	4,860,021
Cinemark Holdings, Inc.	15,800	562,164
Conn’s, Inc. †	14,700	274,743
CST Brands, Inc.	7,300	318,353
Deckers Outdoor Corp. †	11,700	1,065,168
Dillard’s, Inc., Class A	10,500	1,314,390
DISH Network Corp., Class A †	76,400	5,568,796
Dollar Tree, Inc. †	17,900	1,259,802
Domino’s Pizza, Inc.	10,800	1,017,036
Expedia, Inc.	8,300	708,488
Federal-Mogul Holdings Corp. †	12,400	199,516
Foot Locker, Inc.	24,400	1,370,792
Gannett Co., Inc.	56,300	1,797,659
Gentex Corp.	13,000	469,690
Genuine Parts Co.	16,500	1,758,405
H&R Block, Inc.	25,400	855,472
Hanesbrands, Inc.	13,000	1,451,060
Harley-Davidson, Inc.	13,200	870,012
Harman International Industries, Inc.	18,700	1,995,477
Hasbro, Inc.	3,200	175,968
Home Depot, Inc./The	121,500	12,753,855
HSN, Inc.	8,000	608,000
Hyatt Hotels Corp., Class A †	10,100	608,121
Jarden Corp. †	20,700	991,116
Kate Spade & Co. †	28,200	902,682
L Brands, Inc.	15,600	1,350,180
LKQ Corp. †	35,200	989,824
Lowe’s Cos., Inc.	40,000	2,752,000
Macy’s, Inc.	34,000	2,235,500
Madison Square Garden Co./The, Class A †	11,000	827,860
Marriott International, Inc., Class A	29,700	2,317,491
Mohawk Industries, Inc. †	4,300	668,048
Netflix, Inc. †	5,800	1,981,338
NIKE, Inc., Class B	36,300	3,490,245
O’Reilly Automotive, Inc. †	12,700	2,446,274
Panera Bread Co., Class A †	2,400	419,520
Pier 1 Imports, Inc.	24,000	369,600
Polaris Industries, Inc.	10,200	1,542,648
Rent-A-Center, Inc.	8,000	290,560
Restaurant Brands International, Inc. (Canada) †	31,878	1,244,517
Royal Caribbean Cruises Ltd.	15,400	1,269,422
Sally Beauty Holdings, Inc. †	22,600	694,724
Signet Jewelers Ltd.	3,900	513,123
Sinclair Broadcast Group, Inc., Class A	51,400	1,406,304
Six Flags Entertainment Corp.	32,600	1,406,690
Standard Pacific Corp. †	136,800	997,272

	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.0% (continued)
Tempur Sealy International, Inc. †	2,600	$142,766
Tenneco, Inc. †	19,000	1,075,590
Tesla Motors, Inc. †	12,200	2,713,402
Time Warner, Inc.	28,500	2,434,470
Tractor Supply Co.	16,000	1,261,120
TripAdvisor, Inc. †	5,000	373,300
Tupperware Brands Corp.	4,600	289,800
Ulta Salon Cosmetics & Fragrance, Inc. †	8,300	1,061,072
Under Armour, Inc., Class A †	44,600	3,028,340
VF Corp.	51,900	3,887,310
Viacom, Inc., Class B	12,800	963,200
Walt Disney Co./The	166,800	15,710,892
Wolverine World Wide, Inc.	16,800	495,096
Wyndham Worldwide Corp.	26,300	2,255,488
Wynn Resorts Ltd.	8,900	1,323,964

		117,561,591

Consumer Staples - 6.5%
Altria Group, Inc.	253,100	12,470,237
Archer-Daniels-Midland Co.	53,100	2,761,200
Brown-Forman Corp., Class B	14,700	1,291,248
Casey’s General Stores, Inc.	5,900	532,888
Church & Dwight Co., Inc.	12,500	985,125
Coca-Cola Enterprises, Inc.	23,723	1,049,031
Constellation Brands, Inc., Class A †	32,500	3,190,525
CVS Health Corp.	129,800	12,501,038
Darling Ingredients, Inc. †	15,500	281,480
Dr Pepper Snapple Group, Inc.	30,300	2,171,904
Hain Celestial Group, Inc./The †	15,200	886,008
Hershey Co./The	16,700	1,735,631
Hormel Foods Corp.	19,500	1,015,950
Ingredion, Inc.	4,600	390,264
JM Smucker Co./The	6,800	686,664
Keurig Green Mountain, Inc.	36,500	4,832,418
Kroger Co./The	39,800	2,555,558
McCormick & Co., Inc.	12,000	891,600
Mead Johnson Nutrition Co.	10,600	1,065,724
Molson Coors Brewing Co., Class B	14,400	1,073,088
Mondelez International, Inc., Class A	54,800	1,990,610
Monster Beverage Corp. †	21,200	2,297,020
PepsiCo, Inc.	41,600	3,933,696
Pilgrim’s Pride Corp. †	27,900	914,841
PriceSmart, Inc.	7,900	720,638
Reynolds American, Inc.	50,500	3,245,635
Rite Aid Corp. †	184,300	1,385,936
TreeHouse Foods, Inc. †	4,700	401,991
Tyson Foods, Inc., Class A	44,800	1,796,032
Walgreens Boots Alliance, Inc.	9,200	701,040
WhiteWave Foods Co./The †	11,568	404,764

		70,159,784

Energy - 2.9%
Cheniere Energy, Inc. †	45,500	3,203,200
Cimarex Energy Co.	15,500	1,643,000
Continental Resources, Inc. †	8,700	333,732
CVR Energy, Inc.	12,300	476,133
Diamondback Energy, Inc. †	26,700	1,596,126
EQT Corp.	14,000	1,059,800
Golar LNG Ltd. (Norway)	26,800	977,396
Halliburton Co.	9,480	372,848
Helmerich & Payne, Inc.	18,300	1,233,786

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR MOMENTUM FUND

	SHARES	VALUE (Note 4)
Energy - 2.9% (continued)
Hess Corp.	1,500	$110,730
Kinder Morgan, Inc.	58,900	2,492,059
Marathon Petroleum Corp.	11,500	1,037,990
Oceaneering International, Inc.	18,800	1,105,628
ONEOK, Inc.	37,900	1,887,041
Phillips 66	40,400	2,896,680
RPC, Inc.	14,300	186,472
Targa Resources Corp.	17,200	1,824,060
Tesoro Corp.	14,000	1,040,900
Valero Energy Corp.	37,300	1,846,350
Western Refining, Inc.	12,700	479,806
Williams Cos., Inc./The	101,800	4,574,892
World Fuel Services Corp.	7,000	328,510

		30,707,139

Financials - 14.3%
Allstate Corp./The	5,300	372,325
American Capital Ltd. †	144,100	2,105,301
American Financial Group, Inc.	8,200	497,904
American Tower Corp. REIT	92,900	9,183,165
Ameriprise Financial, Inc.	26,100	3,451,725
Aon PLC (United Kingdom)	11,400	1,081,062
Arch Capital Group Ltd. †	13,000	768,300
AvalonBay Communities, Inc. REIT	23,500	3,839,665
Berkshire Hathaway, Inc., Class B †	152,900	22,957,935
Boston Properties, Inc. REIT	29,000	3,732,010
Capital One Financial Corp.	9,600	792,480
Capitol Federal Financial, Inc.	26,600	339,948
Charles Schwab Corp./The	61,500	1,856,685
Cincinnati Financial Corp.	26,000	1,347,580
CME Group, Inc.	13,800	1,223,370
Comerica, Inc.	20,500	960,220
Corrections Corp. of America REIT	18,552	674,180
Digital Realty Trust, Inc. REIT	47,500	3,149,250
Discover Financial Services	51,300	3,359,637
Douglas Emmett, Inc. REIT	8,500	241,400
E*TRADE Financial Corp. †	46,500	1,127,857
Equity Residential REIT	89,900	6,458,416
Erie Indemnity Co., Class A	2,000	181,540
Essex Property Trust, Inc. REIT	21,500	4,441,900
Extra Space Storage, Inc. REIT	11,900	697,816
Federal Realty Investment Trust REIT	16,600	2,215,436
Fifth Third Bancorp	25,700	523,638
Financial Engines, Inc.	13,000	475,150
FNF Group	47,700	1,643,265
General Growth Properties, Inc. REIT	106,200	2,987,406
HCP, Inc. REIT	23,400	1,030,302
Health Care REIT, Inc. REIT	32,600	2,466,842
Host Hotels & Resorts, Inc. REIT	95,200	2,262,904
Huntington Bancshares, Inc.	171,600	1,805,232
Iron Mountain, Inc. REIT	20,315	785,378
KeyCorp	27,500	382,250
Lamar Advertising Co., Class A REIT	12,300	659,772
M&T Bank Corp.	4,900	615,538
Macerich Co./The REIT	22,300	1,860,043
McGraw Hill Financial, Inc.	37,100	3,301,158
MGIC Investment Corp. †	108,700	1,013,084
Moody’s Corp.	30,600	2,931,786
NASDAQ OMX Group, Inc./The	5,000	239,800
Nationstar Mortgage Holdings, Inc. †	11,000	310,090
Navient Corp.	29,600	639,656
PartnerRe Ltd.	6,800	776,084
Post Properties, Inc. REIT	5,900	346,743

	SHARES	VALUE (Note 4)
Financials - 14.3% (continued)
Principal Financial Group, Inc.	35,700	$1,854,258
Public Storage REIT	9,200	1,700,620
Signature Bank †	5,800	730,568
Simon Property Group, Inc. REIT	57,800	10,525,958
SL Green Realty Corp. REIT	9,200	1,094,984
SLM Corp.	29,600	301,624
SVB Financial Group †	7,800	905,346
Torchmark Corp.	14,100	763,797
Ventas, Inc. REIT	21,000	1,505,700
Vornado Realty Trust REIT	36,700	4,319,957
Wells Fargo & Co.	455,400	24,965,028
WR Berkley Corp.	13,700	702,262

		153,483,330

Health Care - 19.4%
Abbott Laboratories	53,100	2,390,562
AbbVie, Inc.	154,400	10,103,936
ACADIA Pharmaceuticals, Inc. †	29,400	933,450
Actavis PLC †	8,100	2,085,021
Aetna, Inc.	61,900	5,498,577
Akorn, Inc. †	18,400	666,080
Alexion Pharmaceuticals, Inc. †	33,100	6,124,493
Align Technology, Inc. †	13,100	732,421
Alnylam Pharmaceuticals, Inc. †	14,400	1,396,800
AmerisourceBergen Corp.	24,900	2,244,984
Amgen, Inc.	66,000	10,513,140
Anthem, Inc.	38,700	4,863,429
Arena Pharmaceuticals, Inc. †	120,400	417,788
athenahealth, Inc. †	6,800	990,760
Biogen Idec, Inc. †	21,500	7,298,175
Boston Scientific Corp. †	41,200	545,900
Bristol-Myers Squibb Co.	24,800	1,463,944
Brookdale Senior Living, Inc. †	19,500	715,065
Cardinal Health, Inc.	40,900	3,301,857
Catamaran Corp. †	22,500	1,164,375
Celgene Corp. †	63,700	7,125,482
Cepheid †	11,200	606,368
Cerner Corp. †	31,000	2,004,460
Cigna Corp.	40,200	4,136,982
Community Health Systems, Inc. †	16,800	905,856
Cooper Cos., Inc./The	7,400	1,199,466
DaVita HealthCare Partners, Inc. †	28,200	2,135,868
DexCom, Inc. †	23,400	1,288,170
Edwards Lifesciences Corp. †	17,000	2,165,460
Eli Lilly & Co.	118,400	8,168,416
Endo International PLC (Ireland) †	12,800	923,136
Gilead Sciences, Inc. †	165,700	15,618,882
HCA Holdings, Inc. †	44,600	3,273,194
Henry Schein, Inc. †	4,600	626,290
Hill-Rom Holdings, Inc.	3,500	159,670
HMS Holdings Corp. †	5,700	120,498
Humana, Inc.	17,400	2,499,162
IDEXX Laboratories, Inc. †	4,000	593,080
Illumina, Inc. †	34,800	6,423,384
Incyte Corp. †	40,400	2,953,644
Intercept Pharmaceuticals, Inc. †	6,400	998,400
Isis Pharmaceuticals, Inc. †	17,100	1,055,754
Jazz Pharmaceuticals PLC †	8,000	1,309,840
Johnson & Johnson	80,900	8,459,713
McKesson Corp.	35,100	7,286,058
Medidata Solutions, Inc. †	30,000	1,432,500
Medivation, Inc. †	27,400	2,729,314
Medtronic, Inc.	14,600	1,054,120

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR MOMENTUM FUND

	SHARES	VALUE (Note 4)
Health Care - 19.4% (continued)
Merck & Co., Inc.	290,800	$16,514,532
Mylan, Inc. †	57,600	3,246,912
NPS Pharmaceuticals, Inc. †	30,000	1,073,100
Omnicare, Inc.	8,700	634,491
OPKO Health, Inc. †	88,500	884,115
Pacira Pharmaceuticals, Inc. †	7,500	664,950
Perrigo Co. PLC (Ireland)	9,300	1,554,588
Pharmacyclics, Inc. †	8,200	1,002,532
Puma Biotechnology, Inc. †	4,800	908,496
Regeneron Pharmaceuticals, Inc. †	7,000	2,871,750
ResMed, Inc.	13,000	728,780
Salix Pharmaceuticals Ltd. †	19,600	2,252,824
St. Jude Medical, Inc.	29,200	1,898,876
Tenet Healthcare Corp. †	13,500	684,045
Thermo Fisher Scientific, Inc.	55,200	6,916,008
United Therapeutics Corp. †	9,600	1,243,104
UnitedHealth Group, Inc.	90,400	9,138,536
Vertex Pharmaceuticals, Inc. †	28,300	3,362,040
WellCare Health Plans, Inc. †	10,500	861,630
Zimmer Holdings, Inc.	8,000	907,360

		208,052,593

Industrials - 12.2%
3M Co.	14,300	2,349,776
A. O. Smith Corp.	16,200	913,842
Acacia Research Corp.	8,700	147,378
ACCO Brands Corp. †	1,715	15,452
Acuity Brands, Inc.	2,600	364,182
Alaska Air Group, Inc.	35,600	2,127,456
AMERCO	1,900	540,094
American Airlines Group, Inc.	30,000	1,608,900
AMETEK, Inc.	6,900	363,147
Avis Budget Group, Inc. †	49,800	3,303,234
Caterpillar, Inc.	40,200	3,679,506
Clean Harbors, Inc. †	4,800	230,640
Copa Holdings SA, Class A (Panama)	9,100	943,124
Copart, Inc. †	14,400	525,456
CSX Corp.	29,000	1,050,670
Delta Air Lines, Inc.	143,600	7,063,684
Donaldson Co., Inc.	8,800	339,944
Fastenal Co.	2,900	137,924
FedEx Corp.	40,900	7,102,694
Fortune Brands Home & Security, Inc.	58,500	2,648,295
Generac Holdings, Inc. †	35,100	1,641,276
General Dynamics Corp.	53,500	7,362,670
Genesee & Wyoming, Inc., Class A †	9,100	818,272
Hexcel Corp. †	15,700	651,393
Hubbell, Inc., Class B	3,700	395,271
Huntington Ingalls Industries, Inc.	9,900	1,113,354
IHS, Inc., Class A †	4,100	466,908
JB Hunt Transport Services, Inc.	14,400	1,213,200
Kansas City Southern	10,200	1,244,706
Kirby Corp. †	4,600	371,404
KLX, Inc. †	750	30,937
Lockheed Martin Corp.	59,900	11,534,943
Manitowoc Co., Inc./The	38,300	846,430
Middleby Corp./The †	10,800	1,070,280
Mueller Industries, Inc.	13,000	443,820
Nielsen NV	21,500	961,695
Nordson Corp.	3,200	249,472
Norfolk Southern Corp.	39,900	4,373,439
Northrop Grumman Corp.	49,900	7,354,761
Old Dominion Freight Line, Inc. †	11,100	861,804

	SHARES	VALUE (Note 4)
Industrials - 12.2% (continued)
Owens Corning	19,000	$680,390
Pall Corp.	7,000	708,470
Pitney Bowes, Inc.	36,200	882,194
Polypore International, Inc. †	10,200	479,910
Raytheon Co.	48,700	5,267,879
Rockwell Automation, Inc.	13,500	1,501,200
Roper Industries, Inc.	9,300	1,454,055
RR Donnelley & Sons Co.	50,900	855,375
SolarCity Corp. †	12,800	684,544
Southwest Airlines Co.	141,100	5,971,352
Spirit Airlines, Inc. †	17,600	1,330,208
Stericycle, Inc. †	7,700	1,009,316
Swift Transportation Co. †	39,100	1,119,433
Textron, Inc.	18,300	770,613
Timken Co./The	19,800	845,064
Towers Watson & Co., Class A	12,400	1,403,308
TransDigm Group, Inc.	9,000	1,767,150
Trinity Industries, Inc.	46,900	1,313,669
Union Pacific Corp.	97,400	11,603,262
United Continental Holdings, Inc. †	67,200	4,495,008
United Rentals, Inc. †	24,700	2,519,647
USG Corp. †	39,400	1,102,806
Verisk Analytics, Inc., Class A †	18,500	1,184,925
Wabtec Corp.	8,800	764,632
Waste Connections, Inc.	8,300	365,117
Werner Enterprises, Inc.	10,900	339,535
WESCO International, Inc. †	7,500	571,575
Woodward, Inc.	3,200	157,536
WW Grainger, Inc.	5,400	1,376,406

		130,986,012

Information Technology - 25.0%
Activision Blizzard, Inc.	131,000	2,639,650
Adobe Systems, Inc. †	81,700	5,939,590
Akamai Technologies, Inc. †	31,000	1,951,760
Alliance Data Systems Corp. †	4,300	1,230,015
Amphenol Corp., Class A	17,200	925,532
ANSYS, Inc. †	5,600	459,200
AOL, Inc. †	32,400	1,495,908
Apple, Inc.	583,100	64,362,578
Applied Materials, Inc.	152,900	3,810,268
ARRIS Group, Inc. †	30,100	908,719
Arrow Electronics, Inc. †	8,600	497,854
Automatic Data Processing, Inc.	19,700	1,642,389
Broadcom Corp., Class A	62,100	2,690,793
Brocade Communications Systems, Inc.	101,800	1,205,312
CA, Inc.	16,500	502,425
Cadence Design Systems, Inc. †	23,600	447,692
CDK Global, Inc.	6,566	267,630
Cirrus Logic, Inc. †	28,800	678,816
Cisco Systems, Inc.	81,100	2,255,797
CommVault Systems, Inc. †	8,200	423,858
Computer Sciences Corp.	13,600	857,480
CoreLogic, Inc. †	18,100	571,779
Corning, Inc.	58,200	1,334,526
CoStar Group, Inc. †	4,800	881,424
Electronic Arts, Inc. †	95,000	4,466,425
F5 Networks, Inc. †	6,500	848,022
Facebook, Inc., Class A †	279,700	21,822,194
FactSet Research Systems, Inc.	1,300	182,975
Fairchild Semiconductor International, Inc. †	7,700	129,976

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR MOMENTUM FUND

	SHARES	VALUE (Note 4)
Information Technology - 25.0% (continued)
Fidelity National Information Services, Inc.	18,200	$1,132,040
Fiserv, Inc. †	29,200	2,072,324
FleetCor Technologies, Inc. †	24,700	3,673,137
Fortinet, Inc. †	19,300	591,738
Gartner, Inc. †	6,200	522,102
Google, Inc., Class A †	22,800	12,099,048
Hewlett-Packard Co.	216,900	8,704,197
IAC/InterActiveCorp	16,100	978,719
Intel Corp.	529,400	19,211,926
InterDigital, Inc.	6,200	327,980
Intuit, Inc.	8,200	755,958
IPG Photonics Corp. †	3,700	277,204
Jack Henry & Associates, Inc.	8,800	546,832
KLA-Tencor Corp.	11,300	794,616
Knowles Corp. †	13,150	309,682
Lam Research Corp.	15,600	1,237,704
Marvell Technology Group Ltd.	72,200	1,046,900
Maxim Integrated Products, Inc.	21,200	675,644
Micron Technology, Inc. †	148,000	5,181,480
Microsoft Corp.	803,700	37,331,865
Motorola Solutions, Inc.	10,300	690,924
NetSuite, Inc. †	17,000	1,855,890
NVIDIA Corp.	49,800	998,490
Oracle Corp.	27,300	1,227,681
Palo Alto Networks, Inc. †	9,900	1,213,443
Red Hat, Inc. †	7,400	511,636
RF Micro Devices, Inc. †	92,800	1,539,552
SanDisk Corp.	42,200	4,134,756
ServiceNow, Inc. †	30,900	2,096,565
Shutterstock, Inc. †	12,700	877,570
Skyworks Solutions, Inc.	56,400	4,100,844
SolarWinds, Inc. †	12,600	627,858
Solera Holdings, Inc.	5,700	291,726
SunEdison, Inc. †	108,100	2,109,031
SunPower Corp. †	16,300	421,029
Symantec Corp.	43,100	1,105,731
Texas Instruments, Inc.	64,600	3,453,839
Total System Services, Inc.	15,100	512,796
Ubiquiti Networks, Inc.	14,000	414,960
Universal Display Corp. †	8,600	238,650
VeriSign, Inc. †	22,700	1,293,900
Visa, Inc., Class A	400	104,880
Vishay Intertechnology, Inc.	8,200	116,030
Western Digital Corp.	54,400	6,022,080
Xerox Corp.	164,600	2,281,356
Xilinx, Inc.	28,100	1,216,449
Yahoo!, Inc. †	81,000	4,091,310
Zebra Technologies Corp., Class A †	3,200	247,712
Zillow, Inc., Class A †	11,900	1,260,091

		267,958,462

Materials - 3.2%
Air Products & Chemicals, Inc.	8,000	1,153,840
Airgas, Inc.	4,900	564,382
Alcoa, Inc.	217,800	3,439,062
Ashland, Inc.	6,600	790,416
Axiall Corp.	8,150	346,130
Ball Corp.	21,800	1,486,106
Carpenter Technology Corp.	5,700	280,725
Celanese Corp., Series A	7,000	419,720
Dow Chemical Co./The	130,900	5,970,349
Eagle Materials, Inc.	18,800	1,429,364

	SHARES	VALUE (Note 4)
Materials - 3.2% (continued)
Ecolab, Inc.	16,900	$1,766,388
EI du Pont de Nemours & Co.	14,700	1,086,918
Huntsman Corp.	30,500	694,790
International Flavors & Fragrances, Inc.	6,500	658,840
Louisiana-Pacific Corp. †	71,200	1,179,072
MeadWestvaco Corp.	5,200	230,828
NewMarket Corp.	1,600	645,648
Packaging Corp. of America	14,500	1,131,725
PPG Industries, Inc.	10,997	2,541,957
Royal Gold, Inc.	26,500	1,661,550
Sherwin-Williams Co./The	9,700	2,551,488
SunCoke Energy, Inc.	2,334	45,140
United States Steel Corp.	27,200	727,328
Valspar Corp./The	8,500	735,080
Vulcan Materials Co.	9,800	644,154
Westlake Chemical Corp.	25,600	1,563,904
WR Grace & Co. †	3,700	352,943

		34,097,847

Telecommunication Services - 0.6%
CenturyLink, Inc.	53,800	2,129,404
Globalstar, Inc. †	67,900	186,725
Level 3 Communications, Inc. †	45,286	2,236,223
SBA Communications Corp., Class A †	13,000	1,439,880

		5,992,232

Utilities - 4.4%
AGL Resources, Inc.	7,100	387,021
American Electric Power Co., Inc.	71,100	4,317,192
American Water Works Co., Inc.	20,500	1,092,650
Atmos Energy Corp.	9,100	507,234
Cleco Corp.	8,100	441,774
DTE Energy Co.	25,400	2,193,798
Duke Energy Corp.	61,300	5,121,002
Edison International	73,300	4,799,684
Entergy Corp.	38,300	3,350,484
Exelon Corp.	87,200	3,233,376
ITC Holdings Corp.	22,500	909,675
National Fuel Gas Co.	5,400	375,462
NextEra Energy, Inc.	53,900	5,729,031
NiSource, Inc.	56,700	2,405,214
OGE Energy Corp.	14,600	518,008
PG&E Corp.	41,800	2,225,432
Portland General Electric Co.	12,000	453,960
Public Service Enterprise Group, Inc.	51,400	2,128,474
Questar Corp.	15,300	386,784
Sempra Energy	40,100	4,465,536
UIL Holdings Corp.	7,700	335,258
WGL Holdings, Inc.	6,900	376,878
Xcel Energy, Inc.	31,900	1,145,848

		46,899,775

TOTAL COMMON STOCKS (cost $853,732,323)		1,065,898,765

MONEY MARKET FUNDS - 0.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $5,526,808)	5,526,808	5,526,808

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR MOMENTUM FUND

	SHARES	VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.0% (cost $859,259,131)		$1,071,425,573

OTHER ASSETS IN EXCESS OF LIABILITIES - —% (b)(c)		533,905

NET ASSETS - 100.0%		$1,071,959,478

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2014.
(b)	Includes appreciation/(depreciation) on futures contracts.
(c)	Represents less than 0.05% of net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
52	Barclays Capital	S&P 500 E-Mini Futures	3/2015	$5,219,930	$5,336,240	$116,310

Cash held as collateral at Barclays Capital for futures contracts was $60,017 at December 31, 2014.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 99.4%
Consumer Discretionary - 12.7%
1-800-Flowers.com, Inc., Class A †	24,500	$201,880
A. H. Belo Corp., Class A	14,300	148,434
America’s Car-Mart, Inc. †	2,300	122,774
ANN, Inc. †	7,800	284,544
Asbury Automotive Group, Inc. †	15,800	1,199,536
Barnes & Noble, Inc. †	28,300	657,126
Big Lots, Inc.	23,200	928,464
BJ’s Restaurants, Inc. †	13,900	697,919
Bright Horizons Family Solutions, Inc. †	4,800	225,648
Brown Shoe Co., Inc.	23,300	749,095
Build-A-Bear Workshop, Inc. †	22,300	448,230
Burlington Stores, Inc. †	6,500	307,190
Capella Education Co.	4,500	346,320
Career Education Corp. †	34,900	242,904
Carriage Services, Inc.	9,300	194,835
Carrols Restaurant Group, Inc. †	5,400	41,202
Cato Corp./The, Class A	5,500	231,990
Cavco Industries, Inc. †	3,700	293,299
Century Casinos, Inc. †	26,600	134,330
Choice Hotels International, Inc.	4,100	229,682
Christopher & Banks Corp. †	18,000	102,780
Churchill Downs, Inc.	3,900	371,670
Cinedigm Corp., Class A †	35,600	57,672
Citi Trends, Inc. †	5,500	138,875
ClubCorp Holdings, Inc.	33,200	595,276
Collectors Universe, Inc.	7,600	158,536
Columbia Sportswear Co.	11,100	494,394
Cooper Tire & Rubber Co.	14,100	488,565
Cooper-Standard Holding, Inc. †	6,100	353,068
Core-Mark Holding Co., Inc.	13,400	829,862
Del Frisco’s Restaurant Group, Inc. †	5,900	140,066
Denny’s Corp. †	47,600	490,756
Destination XL Group, Inc. †	22,800	124,488
DeVry Education Group, Inc.	15,900	754,773
Dex Media, Inc. †	13,900	124,683
Diamond Resorts International, Inc. †	34,700	968,130
DineEquity, Inc.	6,900	715,116
Dixie Group, Inc./The †	9,200	84,364
Drew Industries, Inc. †	5,200	265,564
Education Management Corp. †	4,600	759
Empire Resorts, Inc. †	22,500	174,600
EVINE Live, Inc. †	8,000	52,720
EW Scripps Co./The, Class A †	3,300	73,755
Famous Dave’s of America, Inc. †	8,200	215,414
Federal-Mogul Holdings Corp. †	10,900	175,381
Fiesta Restaurant Group, Inc. †	11,200	680,960
Finish Line, Inc./The, Class A	9,900	240,669
Flexsteel Industries, Inc.	2,400	77,400
Fred’s, Inc., Class A	7,400	128,834
Genesco, Inc. †	4,100	314,142
Gentherm, Inc. †	24,900	911,838
G-III Apparel Group Ltd. †	10,800	1,090,908
Grand Canyon Education, Inc. †	5,300	247,298
Gray Television, Inc. †	22,800	255,360
Group 1 Automotive, Inc.	4,900	439,138
Haverty Furniture Cos., Inc.	7,500	165,075
Helen of Troy Ltd. †	13,900	904,334
Houghton Mifflin Harcourt Co. †	16,600	343,786
Iconix Brand Group, Inc. †	11,100	375,069
Interval Leisure Group, Inc.	9,000	188,010
Jack in the Box, Inc.	21,600	1,727,136
Journal Communications, Inc., Class A †	7,300	83,439

	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.7% (continued)
Kirkland’s, Inc. †	3,100	$73,284
Kona Grill, Inc. †	13,500	311,715
Lee Enterprises, Inc. †	79,900	294,032
Libbey, Inc. †	7,800	245,232
Liberty Tax, Inc. †	5,200	185,848
LifeLock, Inc. †	3,700	68,487
Lithia Motors, Inc., Class A	9,600	832,224
Loral Space & Communications, Inc. †	2,600	204,646
Marcus Corp./The	4,500	83,295
MarineMax, Inc. †	10,100	202,505
Marriott Vacations Worldwide Corp.	16,200	1,207,548
Martha Stewart Living Omnimedia, Inc., Class A †	31,000	133,610
Mattress Firm Holding Corp. †	17,800	1,033,824
McClatchy Co./The, Class A †	69,500	230,740
MDC Partners, Inc., Class A	11,900	270,368
Men’s Wearhouse, Inc./The	10,000	441,500
Modine Manufacturing Co. †	2,600	35,360
Monarch Casino & Resort, Inc. †	8,900	147,651
Monro Muffler Brake, Inc.	5,300	306,340
Motorcar Parts of America, Inc. †	19,200	596,928
Murphy USA, Inc. †	23,000	1,583,780
NACCO Industries, Inc., Class A	4,200	249,312
Nathan’s Famous, Inc. †	1,000	80,000
Nautilus, Inc. †	26,600	403,788
Nutrisystem, Inc.	14,300	279,565
Orbitz Worldwide, Inc. †	10,100	83,123
Oxford Industries, Inc.	4,300	237,403
Papa John’s International, Inc.	20,400	1,138,320
Perry Ellis International, Inc. †	7,000	181,510
Popeyes Louisiana Kitchen, Inc. †	10,200	573,954
Radio One, Inc., Class D †	17,200	28,724
Reading International, Inc. †	2,600	34,476
Rentrak Corp. †	8,800	640,816
Ruth’s Hospitality Group, Inc.	22,500	337,500
Scholastic Corp.	6,700	244,014
Select Comfort Corp. †	14,300	386,529
Sequential Brands Group, Inc. †	20,900	273,163
Shiloh Industries, Inc. †	10,000	157,300
Shoe Carnival, Inc.	4,200	107,898
Sizmek, Inc. †	8,200	51,332
Smith & Wesson Holding Corp. †	7,300	69,131
Sonic Corp.	28,000	762,440
Standard Motor Products, Inc.	9,800	373,576
Stein Mart, Inc.	14,500	211,990
Stoneridge, Inc. †	3,600	46,296
Strattec Security Corp.	2,800	231,224
Strayer Education, Inc. †	4,100	304,548
Texas Roadhouse, Inc.	10,300	347,728
Tower International, Inc. †	18,300	467,565
Tuesday Morning Corp. †	34,500	748,650
Unifi, Inc. †	11,200	332,976
Universal Electronics, Inc. †	9,000	585,270
UQM Technologies, Inc. †	20,000	15,620
World Wrestling Entertainment, Inc., Class A	19,900	245,566
YOU On Demand Holdings, Inc. †	34,500	71,070

		42,601,359

Consumer Staples - 4.0%
22nd Century Group, Inc. †	16,600	27,390
Andersons, Inc./The	8,300	441,062
Boston Beer Co., Inc./The, Class A †	700	202,678
Calavo Growers, Inc.	11,200	529,760
Cal-Maine Foods, Inc.	25,600	999,168

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 4.0% (continued)
Chiquita Brands International, Inc. (2)†	14,000	$202,440
Coca-Cola Bottling Co. Consolidated	3,400	299,302
Craft Brew Alliance, Inc. †	17,200	229,448
Diamond Foods, Inc. †	19,500	550,485
Farmer Bros Co. †	4,000	117,800
Fresh Del Monte Produce, Inc.	8,300	278,465
Harbinger Group, Inc. †	86,100	1,219,176
IGI Laboratories, Inc. †	48,900	430,320
Ingles Markets, Inc., Class A	3,400	126,106
Inter Parfums, Inc.	6,100	167,445
Inventure Foods, Inc. †	7,500	95,550
J&J Snack Foods Corp.	8,500	924,545
John B. Sanfilippo & Son, Inc.	7,400	336,700
Liberator Medical Holdings, Inc.	73,700	213,730
Medifast, Inc. †	6,400	214,720
MGP Ingredients, Inc.	2,500	39,650
National Beverage Corp. †	3,200	72,384
Omega Protein Corp. †	13,000	137,410
Revlon, Inc., Class A †	20,000	683,200
Sanderson Farms, Inc.	12,900	1,083,922
SpartanNash Co.	6,500	169,910
SUPERVALU, Inc. †	106,900	1,036,930
USANA Health Sciences, Inc. †	3,200	328,288
Vector Group Ltd.	77,060	1,642,149
WD-40 Co.	4,600	391,368
Weis Markets, Inc.	2,000	95,640

		13,287,141

Energy - 3.1%
Abraxas Petroleum Corp. †	94,300	277,242
Adams Resources & Energy, Inc.	500	24,975
Aemetis, Inc. †	10,000	57,900
Alon USA Energy, Inc.	28,800	364,896
C&J Energy Services, Inc. †	15,000	198,150
Callon Petroleum Co. †	41,500	226,175
Clayton Williams Energy, Inc. †	7,300	465,740
Dawson Geophysical Co.	2,600	31,798
Delek US Holdings, Inc.	30,600	834,768
DHT Holdings, Inc.	28,100	205,411
Enbridge Energy Management LLC	28,666	1,111,954
Green Plains, Inc.	30,600	758,268
Gulf Island Fabrication, Inc.	3,100	60,109
Jones Energy, Inc., Class A †	3,200	36,512
Matador Resources Co. †	20,100	406,623
Matrix Service Co. †	15,800	352,656
Miller Energy Resources, Inc. †	16,900	21,125
Natural Gas Services Group, Inc. †	6,200	142,848
Newpark Resources, Inc. †	6,200	59,148
Panhandle Oil and Gas, Inc., Class A	12,800	297,984
PetroQuest Energy, Inc. †	35,800	133,892
PHI, Inc. †	3,000	112,200
Pioneer Energy Services Corp. †	37,200	206,088
REX American Resources Corp. †	9,300	576,321
RigNet, Inc. †	11,500	471,845
Ring Energy, Inc. †	9,300	97,650
Ship Finance International Ltd. (Norway)	48,200	680,584
Synergy Resources Corp. †	48,700	610,698
Teekay Tankers Ltd., Class A	61,200	309,672
Tesco Corp.	26,300	337,166
Triangle Petroleum Corp. †	8,600	41,108
US Energy Corp. Wyoming †	13,300	19,684
VAALCO Energy, Inc. †	13,800	62,928
Vertex Energy, Inc. †	52,700	220,813

	SHARES	VALUE (Note 4)
Energy - 3.1% (continued)
Warren Resources, Inc. †	37,000	$59,570
Westmoreland Coal Co. †	17,000	564,570

		10,439,071

Financials - 19.5%
1st Source Corp.	1,500	51,465
Acadia Realty Trust REIT	29,400	941,682
Actua Corp. †	16,000	295,520
Alexander’s, Inc. REIT	1,100	480,898
American Assets Trust, Inc. REIT	10,000	398,100
American Equity Investment Life Holding Co.	13,400	391,146
Ameris Bancorp	11,401	292,322
AMERISAFE, Inc.	4,000	169,440
AmREIT, Inc. REIT	10,200	270,708
Argo Group International Holdings Ltd.	5,700	316,179
Arlington Asset Investment Corp., Class A	2,800	74,508
Ashford Hospitality Prime, Inc. REIT	5,780	99,185
Ashford Hospitality Trust, Inc. REIT	63,900	669,672
Ashford, Inc. †	734	68,996
Associated Estates Realty Corp. REIT	38,400	891,264
Astoria Financial Corp.	14,400	192,384
Atlas Financial Holdings, Inc. †	6,600	107,712
BancFirst Corp.	800	50,712
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	8,600	258,860
Bank of the Ozarks, Inc.	27,100	1,027,632
Banner Corp.	2,900	124,758
Beneficial Mutual Bancorp, Inc. †	13,200	161,964
BGC Partners, Inc., Class A	151,900	1,389,885
BNC Bancorp	10,300	177,263
BofI Holding, Inc. †	8,000	622,480
Boston Private Financial Holdings, Inc.	32,500	437,775
Brandywine Realty Trust REIT	10,100	161,398
Capital Bank Financial Corp., Class A †	12,300	329,640
Cardinal Financial Corp.	3,900	77,337
CareTrust REIT, Inc. REIT	4,709	58,062
Cedar Realty Trust, Inc. REIT	7,500	55,050
Chatham Lodging Trust REIT	19,800	573,606
Chesapeake Lodging Trust REIT	20,900	777,689
CoBiz Financial, Inc.	3,100	40,703
Cohen & Steers, Inc.	7,000	294,560
Community Trust Bancorp, Inc.	2,430	88,962
ConnectOne Bancorp, Inc.	11,700	222,300
Consumer Portfolio Services, Inc. †	25,900	190,624
CoreSite Realty Corp. REIT	1,300	50,765
Corporate Office Properties Trust REIT	38,100	1,080,897
Cousins Properties, Inc. REIT	26,200	299,204
Cowen Group, Inc., Class A †	10,700	51,360
Credit Acceptance Corp. †	1,984	270,637
CubeSmart REIT	2,900	64,003
Customers Bancorp, Inc. †	5,100	99,246
CVB Financial Corp.	10,900	174,618
CyrusOne, Inc. REIT	18,100	498,655
DCT Industrial Trust, Inc. REIT	16,325	582,150
Diamond Hill Investment Group, Inc.	1,200	165,648
DiamondRock Hospitality Co. REIT	57,300	852,051
DuPont Fabros Technology, Inc. REIT	39,400	1,309,656
Eagle Bancorp, Inc. †	18,039	640,745
EastGroup Properties, Inc. REIT	5,300	335,596
Education Realty Trust, Inc. REIT	31,233	1,142,815
Encore Capital Group, Inc. †	7,274	322,966
Enstar Group Ltd. †	1,300	198,757

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Financials - 19.5% (continued)
Essent Group Ltd. †	15,000	$385,650
EverBank Financial Corp.	39,600	754,776
FBL Financial Group, Inc., Class A	6,300	365,589
FBR & Co. †	8,500	209,015
Federal Agricultural Mortgage Corp., Class C	4,900	148,666
Federated National Holding Co.	14,600	352,736
FelCor Lodging Trust, Inc. REIT	78,200	846,124
Fidelity Southern Corp.	7,868	126,754
First Business Financial Services, Inc.	800	38,328
First Commonwealth Financial Corp.	18,100	166,882
First Industrial Realty Trust, Inc. REIT	12,800	263,168
First Interstate BancSystem, Inc.	12,200	339,404
First Merchants Corp.	6,600	150,150
Flushing Financial Corp.	3,100	62,837
FXCM, Inc., Class A	12,800	212,096
Gain Capital Holdings, Inc.	13,200	119,064
GAMCO Investors, Inc., Class A	5,100	453,594
Geo Group, Inc./The REIT	15,100	609,436
Glacier Bancorp, Inc.	3,700	102,749
Gladstone Capital Corp.	7,300	60,371
Gladstone Commercial Corp. REIT	5,400	92,718
Gladstone Investment Corp.	9,900	69,300
Gramercy Property Trust, Inc. REIT	83,000	572,700
Greenlight Capital Re Ltd., Class A †	6,200	202,430
Hanmi Financial Corp.	15,000	327,150
Hanover Insurance Group, Inc./The	5,000	356,600
HCI Group, Inc.	3,900	168,636
Healthcare Realty Trust, Inc. REIT	18,900	516,348
Hercules Technology Growth Capital, Inc.	14,300	212,784
Hersha Hospitality Trust REIT	72,500	509,675
HFF, Inc., Class A	18,200	653,744
Hilltop Holdings, Inc. †	18,400	367,080
Home BancShares, Inc.	8,900	286,224
HomeStreet, Inc.	7,500	130,575
Horace Mann Educators Corp.	8,000	265,440
Horizon Technology Finance Corp.	900	12,591
Hudson Pacific Properties, Inc. REIT	37,700	1,133,262
Iberiabank Corp.	6,100	395,585
Independence Realty Trust, Inc. REIT	6,600	61,446
Independent Bank Corp.	26,800	349,740
Independent Bank Group, Inc.	7,000	273,420
Infinity Property & Casualty Corp.	3,300	254,958
Interactive Brokers Group, Inc., Class A	19,100	556,956
International Bancshares Corp.	5,500	145,970
INTL FCStone, Inc. †	3,000	61,710
Investment Technology Group, Inc. †	10,100	210,282
KCAP Financial, Inc.	23,900	162,998
KCG Holdings, Inc., Class A †	14,400	167,760
Kennedy-Wilson Holdings, Inc.	44,000	1,113,200
Ladenburg Thalmann Financial Services, Inc. †	125,900	497,305
Lakeland Financial Corp.	7,500	326,025
Lexington Realty Trust REIT	30,000	329,400
Maiden Holdings Ltd.	15,800	202,082
Marcus & Millichap, Inc. †	9,700	322,525
MarketAxess Holdings, Inc.	3,082	221,010
Medallion Financial Corp.	7,700	77,077
Medical Properties Trust, Inc. REIT	38,800	534,664
Meridian Bancorp, Inc. †	4,651	52,184
Meta Financial Group, Inc.	5,100	178,704
Monmouth Real Estate Investment Corp. REIT	28,000	309,960

	SHARES	VALUE (Note 4)
Financials - 19.5% (continued)
Montpelier Re Holdings Ltd.	9,600	$343,872
MVC Capital, Inc.	4,300	42,269
National Health Investors, Inc. REIT	8,000	559,680
Nelnet, Inc., Class A	9,400	435,502
OneBeacon Insurance Group Ltd., Class A	14,400	233,280
Oritani Financial Corp.	10,200	157,080
Parkway Properties, Inc. REIT	27,000	496,530
Pebblebrook Hotel Trust REIT	21,700	990,171
Pennsylvania Real Estate Investment Trust REIT	30,600	717,876
Peoples Financial Services Corp.	1,100	54,648
Phoenix Cos., Inc./The †	2,500	172,175
Physicians Realty Trust REIT	28,800	478,080
Pinnacle Financial Partners, Inc.	17,300	684,042
Piper Jaffray Cos. †	7,800	453,102
Preferred Bank	3,100	86,459
Primerica, Inc.	12,100	656,546
PrivateBancorp, Inc.	34,900	1,165,660
PS Business Parks, Inc. REIT	2,200	174,988
Pzena Investment Management, Inc., Class A	17,500	165,550
QTS Realty Trust, Inc. REIT	9,000	304,560
Ramco-Gershenson Properties Trust REIT	37,400	700,876
RCS Capital Corp., Class A	43,500	532,440
Retail Opportunity Investments Corp. REIT	32,000	537,280
Rexford Industrial Realty, Inc. REIT	6,200	97,402
Ryman Hospitality Properties, Inc. REIT	34,600	1,824,804
Sabra Health Care REIT, Inc. REIT	20,900	634,733
Safeguard Scientifics, Inc. †	4,700	93,154
Safety Insurance Group, Inc.	700	44,807
Saul Centers, Inc. REIT	2,400	137,256
Security National Financial Corp., Class A †	7,440	42,854
Select Income REIT	19,400	473,554
Simmons First National Corp., Class A	2,900	117,885
South State Corp.	3,400	228,072
Southside Bancshares, Inc.	7,757	224,255
Southwest Bancorp, Inc.	100	1,736
Sovran Self Storage, Inc. REIT	1,500	130,830
STAG Industrial, Inc. REIT	37,800	926,100
StanCorp Financial Group, Inc.	8,500	593,810
Stewart Information Services Corp.	7,500	277,800
Strategic Hotels & Resorts, Inc. REIT †	26,500	350,595
Summit Hotel Properties, Inc. REIT	41,000	510,040
Sun Communities, Inc. REIT	30,700	1,856,122
Sunstone Hotel Investors, Inc. REIT	6,200	102,362
Symetra Financial Corp.	20,400	470,220
Terreno Realty Corp. REIT	4,100	84,583
TICC Capital Corp.	21,800	164,154
Tompkins Financial Corp.	1,500	82,950
Tree.com, Inc. †	7,500	362,550
Triangle Capital Corp.	10,100	204,929
United Community Banks, Inc.	13,700	259,478
United Community Financial Corp.	6,400	34,368
United Insurance Holdings Corp.	33,100	726,545
Universal Health Realty Income Trust REIT	2,700	129,924
Universal Insurance Holdings, Inc.	23,800	486,710
Urstadt Biddle Properties, Inc., Class A REIT	3,300	72,204

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Financials - 19.5% (continued)
ViewPoint Financial Group, Inc.	14,400	$343,440
Walker & Dunlop, Inc. †	5,900	103,486
Washington Real Estate Investment Trust REIT	23,500	650,010
Washington Trust Bancorp, Inc.	2,900	116,522
Waterstone Financial, Inc.	14,200	186,730
WesBanco, Inc.	7,700	267,960
Western Alliance Bancorp †	49,200	1,367,760
Whitestone REIT	3,400	51,374
Wilshire Bancorp, Inc.	18,400	186,392
Winthrop Realty Trust REIT	32,000	498,880
WSFS Financial Corp.	2,900	222,981

		65,306,804

Health Care - 19.2%
Abaxis, Inc.	11,700	664,911
ABIOMED, Inc. †	18,400	700,304
Acadia Healthcare Co., Inc. †	3,100	189,751
Accelerate Diagnostics, Inc. †	33,400	640,946
Acceleron Pharma, Inc. †	15,200	592,192
Accuray, Inc. †	11,000	83,050
Achillion Pharmaceuticals, Inc. †	60,100	736,225
Addus HomeCare Corp. †	14,600	354,342
Aerie Pharmaceuticals, Inc. †	13,500	394,065
Affymetrix, Inc. †	37,500	370,125
Agios Pharmaceuticals, Inc. †	2,200	246,488
Air Methods Corp. †	9,700	427,091
Akorn, Inc. †	6,000	217,200
Albany Molecular Research, Inc. †	26,900	437,932
Alimera Sciences, Inc. †	33,400	185,036
Alliance HealthCare Services, Inc. †	9,400	197,306
AMAG Pharmaceuticals, Inc. †	7,800	332,436
Amedisys, Inc. †	22,000	645,700
Amicus Therapeutics, Inc. †	47,900	398,528
AMN Healthcare Services, Inc. †	9,000	176,400
Amsurg Corp. †	12,900	706,017
Anacor Pharmaceuticals, Inc. †	29,800	961,050
Analogic Corp.	2,300	194,603
AngioDynamics, Inc. †	7,800	148,278
ANI Pharmaceuticals, Inc. †	10,200	575,178
Anika Therapeutics, Inc. †	15,000	611,100
ARIAD Pharmaceuticals, Inc. †	59,400	408,078
AtriCure, Inc. †	26,500	528,940
Atrion Corp.	400	136,004
BioCryst Pharmaceuticals, Inc. †	45,800	556,928
BioDelivery Sciences International, Inc. †	32,700	393,054
Biolase, Inc. †	24,075	63,317
BioSpecifics Technologies Corp. †	3,100	119,722
BioTelemetry, Inc. †	12,200	122,366
Bluebird Bio, Inc. †	16,600	1,522,552
Cambrex Corp. †	16,400	354,568
Cantel Medical Corp.	10,623	459,551
Capital Senior Living Corp. †	6,600	164,406
Catalyst Pharmaceutical Partners, Inc. †	150,700	447,579
Celsion Corp. †	2,066	4,814
Cempra, Inc. †	9,200	216,292
Cesca Therapeutics, Inc. †	18,100	18,462
Charles River Laboratories International, Inc. †	5,800	369,112
Chemed Corp.	9,400	993,298
Chimerix, Inc. †	26,600	1,070,916
CONMED Corp.	7,800	350,688

	SHARES	VALUE (Note 4)
Health Care - 19.2% (continued)
Corcept Therapeutics, Inc. †	39,400	$118,200
CorVel Corp. †	6,100	227,042
Cross Country Healthcare, Inc. †	11,400	142,272
CryoLife, Inc.	5,100	57,783
CTI BioPharma Corp. †	77,000	181,720
CytRx Corp. †	49,700	136,178
Depomed, Inc. †	45,100	726,561
DexCom, Inc. †	3,200	176,160
Durect Corp. †	39,500	31,173
Dyax Corp. †	90,300	1,269,618
Emergent Biosolutions, Inc. †	10,900	296,807
Enanta Pharmaceuticals, Inc. †	20,400	1,037,340
Ensign Group, Inc./The	14,300	634,777
Enzo Biochem, Inc. †	35,500	157,620
Esperion Therapeutics, Inc. †	9,300	376,092
Exact Sciences Corp. †	38,400	1,053,696
ExamWorks Group, Inc. †	20,300	844,277
Five Star Quality Care, Inc. †	13,300	55,195
Fluidigm Corp. †	7,800	263,094
Fonar Corp. †	11,300	117,520
GenMark Diagnostics, Inc. †	6,900	93,909
Globus Medical, Inc., Class A †	19,400	461,138
Greatbatch, Inc. †	9,000	443,700
HealthStream, Inc. †	2,700	79,596
Healthways, Inc. †	10,700	212,716
Hill-Rom Holdings, Inc.	7,300	333,026
Icad, Inc. †	12,500	114,625
ICU Medical, Inc. †	4,000	327,600
Idera Pharmaceuticals, Inc. †	69,600	306,936
Immunomedics, Inc. †	13,900	66,720
Impax Laboratories, Inc. †	27,900	883,872
Inovio Pharmaceuticals, Inc. †	45,300	415,854
Insulet Corp. †	5,400	248,724
Insys Therapeutics, Inc. †	23,400	986,544
Iridex Corp. †	2,000	17,060
Ironwood Pharmaceuticals, Inc. †	37,900	580,628
IsoRay, Inc. †	129,600	189,216
Karyopharm Therapeutics, Inc. †	7,600	284,468
Keryx Biopharmaceuticals, Inc. †	54,100	765,515
Kindred Healthcare, Inc.	25,900	470,862
KYTHERA Biopharmaceuticals, Inc. †	5,900	204,612
Lannett Co., Inc. †	26,300	1,127,744
LDR Holding Corp. †	17,900	586,762
Medcath Corp. (3)†(a)	10,300	14,729
Merge Healthcare, Inc. †	19,600	69,776
Merrimack Pharmaceuticals, Inc. †	77,700	878,010
MiMedx Group, Inc. †	60,200	694,106
Mirati Therapeutics, Inc. †	2,700	50,004
Molina Healthcare, Inc. †	25,600	1,370,368
MWI Veterinary Supply, Inc. †	1,400	237,874
Myriad Genetics, Inc. †	32,700	1,113,762
NanoString Technologies, Inc. †	3,100	43,183
NanoViricides, Inc. †	33,900	92,208
National Healthcare Corp.	1,100	69,124
National Research Corp., Class B	700	25,081
Natus Medical, Inc. †	17,500	630,700
Navidea Biopharmaceuticals, Inc. †	29,100	54,999
Nektar Therapeutics †	49,500	767,250
Neogen Corp. †	4,450	220,676
NeoGenomics, Inc. †	18,900	78,813
Neuralstem, Inc. †	88,600	240,992
Neurocrine Biosciences, Inc. †	40,200	898,068
NewLink Genetics Corp. †	19,900	791,025

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Health Care - 19.2% (continued)
Northwest Biotherapeutics, Inc. †	39,500	$211,325
Novavax, Inc. †	124,100	735,913
NuVasive, Inc. †	24,100	1,136,556
NxStage Medical, Inc. †	13,900	249,227
Ohr Pharmaceutical, Inc. †	7,600	63,384
Omeros Corp. †	32,600	807,828
Omnicell, Inc. †	16,100	533,232
OncoMed Pharmaceuticals, Inc. †	10,100	219,776
Ophthotech Corp. †	14,200	637,154
OraSure Technologies, Inc. †	36,400	369,096
Organovo Holdings, Inc. †	37,800	274,050
Osiris Therapeutics, Inc. †	8,400	134,316
OvaScience, Inc. †	16,000	707,520
Pacific Biosciences of California, Inc. †	59,300	464,912
Pacira Pharmaceuticals, Inc. †	1,600	141,856
Pain Therapeutics, Inc. †	20,500	41,615
PDL BioPharma, Inc.	24,900	191,979
Peregrine Pharmaceuticals, Inc. †	181,400	252,146
Pernix Therapeutics Holdings, Inc. †	37,800	354,942
PharMerica Corp. †	15,500	321,005
POZEN, Inc. †	23,700	189,600
Progenics Pharmaceuticals, Inc. †	34,600	261,576
Providence Service Corp./The †	12,000	437,280
pSivida Corp. †	26,700	109,737
PTC Therapeutics, Inc. †	16,400	849,028
Puma Biotechnology, Inc. †	1,800	340,686
Quidel Corp. †	3,600	104,112
RadNet, Inc. †	45,400	387,716
Receptos, Inc. †	2,200	269,522
Regulus Therapeutics, Inc. †	26,100	418,644
Repligen Corp. †	17,800	352,440
Retrophin, Inc. †	29,400	359,856
Rexahn Pharmaceuticals, Inc. †	140,800	98,560
RTI Surgical, Inc. †	26,600	138,320
Sagent Pharmaceuticals, Inc. †	8,400	210,924
SciClone Pharmaceuticals, Inc. †	28,100	246,156
Select Medical Holdings Corp.	70,400	1,013,760
Sequenom, Inc. †	44,100	163,170
Sorrento Therapeutics, Inc. †	10,700	107,749
Spectranetics Corp./The †	17,500	605,150
STAAR Surgical Co. †	12,900	117,519
Stemline Therapeutics, Inc. †	3,200	54,592
Stereotaxis, Inc. †	25,000	37,000
Sucampo Pharmaceuticals, Inc., Class A †	7,200	102,816
Supernus Pharmaceuticals, Inc. †	16,700	138,610
Synageva BioPharma Corp. †	14,500	1,345,455
Tetraphase Pharmaceuticals, Inc. †	22,700	901,417
TG Therapeutics, Inc. †	35,000	554,400
TherapeuticsMD, Inc. †	63,700	283,465
Tonix Pharmaceuticals Holding Corp. †	10,500	61,320
Universal American Corp. †	19,100	177,248
US Physical Therapy, Inc.	3,000	125,880
Vanda Pharmaceuticals, Inc. †	9,900	141,768
Vascular Solutions, Inc. †	8,200	222,712
Zeltiq Aesthetics, Inc. †	30,500	851,255

		64,559,876

Industrials - 13.1%
AAON, Inc.	11,223	251,283
ACCO Brands Corp. †	38,000	342,380
Aceto Corp.	15,900	345,030
Adept Technology, Inc. †	17,700	153,636
Aerovironment, Inc. †	8,400	228,900

	SHARES	VALUE (Note 4)
Industrials - 13.1% (continued)
Air Transport Services Group, Inc. †	24,800	$212,288
Aircastle Ltd.	14,300	305,591
Alamo Group, Inc.	3,400	164,696
Albany International Corp., Class A	6,000	227,940
Allegiant Travel Co.	7,700	1,157,541
Altra Industrial Motion Corp.	6,500	184,535
AMERCO	1,100	312,686
American Railcar Industries, Inc.	14,300	736,450
American Woodmark Corp. †	1,800	72,792
Apogee Enterprises, Inc.	14,400	610,128
ARC Document Solutions, Inc. †	30,400	310,688
ARC Group Worldwide, Inc. †	26,500	268,710
ArcBest Corp.	19,200	890,304
Argan, Inc.	13,800	464,232
Arotech Corp. †	71,600	166,112
Astec Industries, Inc.	4,900	192,619
Astronics Corp. †	14,000	774,340
Astronics Corp., Class B †	1,500	83,400
Blount International, Inc. †	14,200	249,494
Broadwind Energy, Inc. †	8,700	46,893
Builders FirstSource, Inc. †	10,000	68,700
CAI International, Inc. †	6,100	141,520
CBIZ, Inc. †	10,400	89,024
Ceco Environmental Corp.	3,000	46,620
Celadon Group, Inc.	3,900	88,491
CIRCOR International, Inc.	1,200	72,336
Columbus McKinnon Corp.	2,100	58,884
Covanta Holding Corp.	9,500	209,095
Covenant Transportation Group, Inc., Class A †	16,400	444,604
CRA International, Inc. †	5,400	163,728
CTPartners Executive Search, Inc. †	14,400	218,736
Curtiss-Wright Corp.	2,800	197,652
Deluxe Corp.	5,000	311,250
Douglas Dynamics, Inc.	10,400	222,872
Ducommun, Inc. †	3,000	75,840
Dycom Industries, Inc. †	12,400	435,116
Dynamic Materials Corp.	2,700	43,254
Echo Global Logistics, Inc. †	10,800	315,360
Energy Recovery, Inc. †	12,500	65,875
Engility Holdings, Inc. †	9,800	419,440
Enphase Energy, Inc. †	37,900	541,591
EnPro Industries, Inc. †	1,700	106,692
Erickson, Inc. †	6,800	56,712
Exponent, Inc.	4,900	404,250
Federal Signal Corp.	14,200	219,248
Forward Air Corp.	2,500	125,925
Franklin Covey Co. †	1,800	34,848
FreightCar America, Inc.	4,600	121,026
FuelCell Energy, Inc. †	119,700	184,338
Furmanite Corp. †	12,300	96,186
G&K Services, Inc., Class A	5,500	389,675
GenCorp, Inc. †	7,500	137,250
Gibraltar Industries, Inc. †	6,300	102,438
Gorman-Rupp Co./The	3,800	122,056
Great Lakes Dredge & Dock Corp. †	14,800	126,688
Greenbrier Cos., Inc./The	20,100	1,079,973
H&E Equipment Services, Inc.	18,900	530,901
Hawaiian Holdings, Inc. †	39,900	1,039,395
Healthcare Services Group, Inc.	15,100	467,043
Heartland Express, Inc.	42,200	1,139,822
Heidrick & Struggles International, Inc.	1,800	41,490
Herman Miller, Inc.	5,100	150,093
Hillenbrand, Inc.	14,500	500,250

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Industrials - 13.1% (continued)
HNI Corp.	7,300	$372,738
Hub Group, Inc., Class A †	9,300	354,144
Huron Consulting Group, Inc. †	10,800	738,612
Hyster-Yale Materials Handling, Inc.	6,100	446,520
ICF International, Inc. †	3,600	147,528
InnerWorkings, Inc. †	6,500	50,635
Insperity, Inc.	2,100	71,169
Insteel Industries, Inc.	3,700	87,246
John Bean Technologies Corp.	7,800	256,308
Kadant, Inc.	3,300	140,877
Kaman Corp.	5,100	204,459
Kforce, Inc.	12,400	299,212
Kimball International, Inc., Class B	17,400	158,688
Knight Transportation, Inc.	48,100	1,619,046
Korn/Ferry International †	21,300	612,588
Lydall, Inc. †	9,600	315,072
Manitex International, Inc. †	5,800	73,718
Marten Transport Ltd.	11,400	249,204
Masonite International Corp. †	5,700	350,322
Matthews International Corp., Class A	5,800	282,286
McGrath RentCorp.	4,400	157,784
Meritor, Inc. †	58,500	886,275
Middleby Corp./The †	3,300	327,030
Mistras Group, Inc. †	8,900	163,137
Mobile Mini, Inc.	6,500	263,315
Mueller Water Products, Inc., Class A	33,600	344,064
Multi-Color Corp.	8,800	487,696
NCI Building Systems, Inc. †	26,300	487,076
NN, Inc.	18,100	372,136
Nortek, Inc. †	900	73,197
Northwest Pipe Co. †	1,700	51,204
Ocean Power Technologies, Inc. †	33,400	21,189
Orion Energy Systems, Inc. †	25,800	141,900
Orion Marine Group, Inc. †	4,800	53,040
PAM Transportation Services, Inc. †	6,200	321,408
Park-Ohio Holdings Corp.	7,000	441,210
Patrick Industries, Inc. †	18,300	804,834
Pendrell Corp. †	59,800	82,524
PGT, Inc. †	20,200	194,526
Plug Power, Inc. †	125,300	375,900
Polypore International, Inc. †	10,000	470,500
Primoris Services Corp.	12,600	292,824
Quality Distribution, Inc. †	24,100	256,424
RBC Bearings, Inc.	2,800	180,684
Real Goods Solar, Inc., Class A †	31,500	15,218
Revolution Lighting Technologies, Inc. †	52,300	70,605
Rush Enterprises, Inc., Class A †	15,500	496,775
Saia, Inc. †	15,300	847,008
Seaspan Corp. (Hong Kong)	3,700	66,674
Sparton Corp. †	11,100	314,574
Standex International Corp.	5,600	432,656
Steelcase, Inc., Class A	17,500	314,125
Sun Hydraulics Corp.	2,600	102,388
Team, Inc. †	4,400	178,024
Tennant Co.	7,000	505,190
Thermon Group Holdings, Inc. †	7,300	176,587
Trex Co., Inc. †	12,000	510,960
Tutor Perini Corp. †	20,100	483,807
UniFirst Corp.	500	60,725
Universal Forest Products, Inc.	1,800	95,760
Universal Truckload Services, Inc.	1,800	51,318
US Ecology, Inc.	9,800	393,176
Viad Corp.	5,800	154,628

	SHARES	VALUE (Note 4)
Industrials - 13.1% (continued)
Vicor Corp. †	4,800	$58,080
VSE Corp.	2,700	177,930
Wabash National Corp. †	23,600	291,696
WageWorks, Inc. †	5,700	368,049
Werner Enterprises, Inc.	14,500	451,675
West Corp.	23,700	782,100
Willdan Group, Inc. †	22,600	304,874
Xerium Technologies, Inc. †	15,200	239,856
XPO Logistics, Inc. †	33,100	1,353,128
YRC Worldwide, Inc. †	22,900	515,021

		44,051,811

Information Technology - 18.7%
Advanced Energy Industries, Inc. †	6,900	163,530
Ambarella, Inc. †	23,500	1,191,920
Amkor Technology, Inc. †	117,700	835,670
Aruba Networks, Inc. †	38,000	690,840
Autobytel, Inc. †	16,200	176,580
Axcelis Technologies, Inc. †	108,400	277,504
Badger Meter, Inc.	3,300	195,855
Barracuda Networks, Inc. †	14,900	534,016
Bel Fuse, Inc., Class B	3,100	84,754
Blackbaud, Inc.	7,400	320,124
Blackhawk Network Holdings, Inc. †	18,400	713,920
Brooks Automation, Inc.	22,600	288,150
CACI International, Inc., Class A †	3,900	336,102
CalAmp Corp. †	14,100	258,030
Callidus Software, Inc. †	35,900	586,247
Cardtronics, Inc. †	5,400	208,332
Cascade Microtech, Inc. †	4,900	71,589
CEVA, Inc. †	3,300	59,862
Checkpoint Systems, Inc. †	5,600	76,888
Ciber, Inc. †	10,100	35,855
Clearfield, Inc. †	19,600	241,276
ClearSign Combustion Corp. †	3,600	26,388
Cognex Corp. †	6,900	285,177
comScore, Inc. †	20,000	928,600
Comtech Telecommunications Corp.	4,000	126,080
Constant Contact, Inc. †	20,700	759,690
Cray, Inc. †	18,700	644,776
CSG Systems International, Inc.	7,000	175,490
CTS Corp.	12,200	217,526
CUI Global, Inc. †	7,700	57,365
Cypress Semiconductor Corp. †	69,800	996,744
Daktronics, Inc.	4,900	61,299
Datalink Corp. †	10,600	136,740
Dealertrack Technologies, Inc. †	7,200	319,032
Demandware, Inc. †	1,900	109,326
Diebold, Inc.	31,900	1,105,016
Digimarc Corp.	3,300	89,595
Diodes, Inc. †	9,000	248,130
Dot Hill Systems Corp. †	73,400	324,428
DSP Group, Inc. †	3,400	36,958
DTS, Inc. †	6,100	187,575
Ebix, Inc.	8,300	141,017
eGain Corp. †	10,500	54,390
Electronics For Imaging, Inc. †	19,300	826,619
Ellie Mae, Inc. †	14,500	584,640
Endurance International Group Holdings, Inc. †	24,500	451,535
EnerNOC, Inc. †	10,100	156,045
Entegris, Inc. †	60,100	793,921
Envestnet, Inc. †	22,100	1,085,994
EPAM Systems, Inc. †	24,700	1,179,425

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
ePlus, Inc. †	4,100	$310,329
Euronet Worldwide, Inc. †	8,800	483,120
Exar Corp. (2)†	17,500	178,500
ExlService Holdings, Inc. †	4,000	114,840
Fabrinet (Thailand) †	9,400	166,756
Fair Isaac Corp.	1,700	122,910
Fairchild Semiconductor International, Inc. †	43,900	741,032
FARO Technologies, Inc. †	5,300	332,204
FormFactor, Inc. †	13,300	114,380
Forrester Research, Inc.	3,800	149,568
Global Eagle Entertainment, Inc. †	19,200	261,312
Glu Mobile, Inc. †	101,300	395,070
GSI Group, Inc. †	11,800	173,696
GTT Communications, Inc. †	10,600	140,238
Hackett Group, Inc./The	4,500	39,555
Heartland Payment Systems, Inc.	13,400	722,930
Hutchinson Technology, Inc. (2)†	18,800	65,800
iGATE Corp. †	16,500	651,420
Immersion Corp. †	5,400	51,138
Infinera Corp. †	34,000	500,480
Information Services Group, Inc. †	50,500	213,110
Inphi Corp. †	7,200	133,056
Insight Enterprises, Inc. †	15,800	409,062
Integrated Device Technology, Inc. †	84,600	1,658,160
Integrated Silicon Solution, Inc.	7,500	124,275
InterDigital, Inc.	21,400	1,132,060
Internap Corp. †	7,800	62,088
Intersil Corp., Class A	66,000	955,020
InvenSense, Inc. †	21,300	346,338
j2 Global, Inc.	11,500	713,000
Lattice Semiconductor Corp. †	70,400	485,056
Lexmark International, Inc., Class A	10,700	441,589
Lionbridge Technologies, Inc. †	33,300	191,475
Littelfuse, Inc.	2,800	270,676
LiveDeal, Inc. †	68,500	215,090
LivePerson, Inc. †	17,751	250,289
LogMeIn, Inc. †	13,800	680,892
M/A-COM Technology Solutions Holdings, Inc. †	23,700	741,336
Mandalay Digital Group, Inc. †	16,400	54,612
Manhattan Associates, Inc. †	17,900	728,888
Mattson Technology, Inc. †	68,800	233,920
Mavenir Systems, Inc. †	4,800	65,088
MaxLinear, Inc., Class A †	15,100	111,891
Maxwell Technologies, Inc. †	19,900	181,488
MeetMe, Inc. †	15,800	24,174
Mercury Systems, Inc. †	13,600	189,312
Mesa Laboratories, Inc.	2,100	162,351
Methode Electronics, Inc.	21,400	781,314
Micrel, Inc.	28,000	406,280
MicroStrategy, Inc., Class A †	4,100	665,840
Mitek Systems, Inc. †	18,900	62,559
MKS Instruments, Inc.	18,400	673,440
ModusLink Global Solutions, Inc. †	15,600	58,500
Monolithic Power Systems, Inc.	19,500	969,930
Monotype Imaging Holdings, Inc.	8,200	236,406
MTS Systems Corp.	2,200	165,066
Nanometrics, Inc. †	8,800	148,016
Netlist, Inc. †	13,900	10,147
NetScout Systems, Inc. †	20,300	741,762
NetSol Technologies, Inc. †	5,700	23,769
Newport Corp. †	5,000	95,550
NVE Corp. †	500	35,395

	SHARES	VALUE (Note 4)
Information Technology - 18.7% (continued)
Oclaro, Inc. †	35,500	$63,190
OmniVision Technologies, Inc. †	40,000	1,040,000
Park City Group, Inc. †	10,400	93,808
PC Connection, Inc.	9,500	233,225
Pegasystems, Inc.	8,700	180,699
Perceptron, Inc.	9,000	89,550
Perficient, Inc. †	8,400	156,492
Pericom Semiconductor Corp. †	5,900	79,886
Photronics, Inc. †	18,100	150,411
Pixelworks, Inc. †	48,600	221,616
Planar Systems, Inc. †	20,100	168,237
Plantronics, Inc.	6,300	334,026
Plexus Corp. †	4,900	201,929
PMC-Sierra, Inc. †	81,300	744,708
Polycom, Inc. †	49,500	668,250
Power Integrations, Inc.	3,100	160,394
Proofpoint, Inc. †	22,400	1,080,352
Qlik Technologies, Inc. †	10,600	327,434
Qualys, Inc. †	24,800	936,200
QuickLogic Corp. †	47,100	147,894
Rambus, Inc. †	70,200	778,518
RealD, Inc. †	5,600	66,080
Research Frontiers, Inc. †	8,000	40,960
RF Industries Ltd.	9,900	40,293
Rogers Corp. †	3,100	252,464
Rovi Corp. †	30,200	682,218
Sanmina Corp. †	48,400	1,138,852
Shutterstock, Inc. †	1,700	117,470
Speed Commerce, Inc. †	25,500	78,795
SPS Commerce, Inc. †	3,000	169,890
Stamps.com, Inc. †	4,500	215,955
Super Micro Computer, Inc. †	23,200	809,216
Support.com, Inc. †	500	1,055
Synaptics, Inc. †	3,300	227,172
Synchronoss Technologies, Inc. †	22,800	954,408
SYNNEX Corp.	11,000	859,760
Take-Two Interactive Software, Inc. †	45,900	1,286,577
Tech Data Corp. †	15,600	986,388
TechTarget, Inc. †	18,300	208,071
Telenav, Inc. †	9,300	62,031
TeleTech Holdings, Inc. †	2,500	59,200
Tessco Technologies, Inc.	3,700	107,300
Tessera Technologies, Inc.	33,800	1,208,688
Ultra Clean Holdings, Inc. †	40,300	373,984
VASCO Data Security International, Inc. †	28,000	789,880
Veeco Instruments, Inc. †	9,900	345,312
Verint Systems, Inc. †	10,200	594,456
Virtusa Corp. †	10,000	416,700
Vishay Intertechnology, Inc.	26,400	373,560
Vitesse Semiconductor Corp. †	21,500	81,270
WebMD Health Corp. †	12,655	500,505
Westell Technologies, Inc., Class A †	40,000	60,000
WidePoint Corp. †	135,600	187,128
Xcerra Corp. †	33,800	309,608
XO Group, Inc. †	4,400	80,124
Zhone Technologies, Inc. †	66,200	117,174
Zix Corp. †	16,500	59,400

		62,738,876

Materials - 4.2%
A Schulman, Inc.	9,100	368,823
Advanced Emissions Solutions, Inc. †	10,700	243,853
AEP Industries, Inc. †	900	52,335

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Materials - 4.2% (continued)
AK Steel Holding Corp. †	89,500	$531,630
Balchem Corp.	4,800	319,872
Boise Cascade Co. †	21,000	780,150
Calgon Carbon Corp. †	6,600	137,148
Century Aluminum Co. †	54,000	1,317,600
Clearwater Paper Corp. †	10,800	740,340
Deltic Timber Corp.	1,100	75,240
Ferro Corp. †	29,900	387,504
Flotek Industries, Inc. †	11,000	206,030
Globe Specialty Metals, Inc.	21,300	366,999
Handy & Harman Ltd. †	2,300	105,869
Hawkins, Inc.	600	25,998
Haynes International, Inc.	1,400	67,900
Headwaters, Inc. †	35,500	532,145
Horsehead Holding Corp. †	21,400	338,762
Innophos Holdings, Inc.	6,000	350,700
Innospec, Inc.	3,800	162,260
KapStone Paper and Packaging Corp.	12,800	375,168
LSB Industries, Inc. †	4,700	147,768
Materion Corp.	5,600	197,288
Minerals Technologies, Inc.	17,600	1,222,320
Myers Industries, Inc.	5,100	89,760
Neenah Paper, Inc.	6,500	391,755
Noranda Aluminum Holding Corp.	19,500	68,640
Olin Corp.	13,000	296,010
Olympic Steel, Inc.	2,400	42,672
PH Glatfelter Co.	5,400	138,078
Quaker Chemical Corp.	3,400	312,936
Rentech, Inc. †	52,300	65,898
Senomyx, Inc. †	53,000	318,530
Sensient Technologies Corp.	20,200	1,218,868
Stillwater Mining Co. †	47,700	703,098
SunCoke Energy, Inc.	28,500	551,190
United States Lime & Minerals, Inc.	800	58,288
US Concrete, Inc. †	15,000	426,750
Worthington Industries, Inc.	9,600	288,864

		14,025,039

Telecommunication Services - 1.5%
Atlantic Tele-Network, Inc.	2,200	148,698
Cincinnati Bell, Inc. †	59,700	190,443
Cogent Communications Holdings, Inc.	9,400	332,666
Consolidated Communications Holdings, Inc.	30,700	854,381
FairPoint Communications, Inc. †	15,800	224,518
General Communication, Inc., Class A †	11,900	163,625
Globalstar, Inc. †	119,500	328,625
IDT Corp., Class B	16,700	339,177
inContact, Inc. †	14,500	127,455
Inteliquent, Inc.	35,100	689,013
Iridium Communications, Inc. †	54,900	535,275
Lumos Networks Corp.	13,800	232,116
ORBCOMM, Inc. †	27,400	179,196
Premiere Global Services, Inc. †	10,600	112,572
Shenandoah Telecommunications Co.	6,500	203,125
Straight Path Communications, Inc., Class B †	13,800	261,510
Vonage Holdings Corp. †	50,900	193,929

		5,116,324

Utilities - 3.4%
American States Water Co.	19,500	734,370
Avista Corp.	32,300	1,141,805
Cadiz, Inc. †	4,200	47,040

	SHARES	VALUE (Note 4)
Utilities - 3.4% (continued)
California Water Service Group	5,700	$140,277
Chesapeake Utilities Corp.	11,250	558,675
Connecticut Water Service, Inc.	2,900	105,241
Consolidated Water Co., Ltd. (Cayman Islands)	5,800	61,944
El Paso Electric Co.	7,900	316,474
Empire District Electric Co./The	20,600	612,644
Laclede Group, Inc./The	8,600	457,520
MGE Energy, Inc.	5,500	250,855
Middlesex Water Co.	1,200	27,672
New Jersey Resources Corp.	19,400	1,187,280
Northwest Natural Gas Co.	3,200	159,680
NorthWestern Corp.	18,700	1,058,046
Ormat Technologies, Inc.	2,800	76,104
Otter Tail Corp.	2,800	86,688
Pattern Energy Group, Inc.	11,900	293,454
PNM Resources, Inc.	49,600	1,469,648
Portland General Electric Co.	34,000	1,286,220
UIL Holdings Corp.	7,800	339,612
Unitil Corp.	5,900	216,353
WGL Holdings, Inc.	12,800	699,136

		11,326,738

TOTAL COMMON STOCKS (cost $281,341,312)		333,453,039

PREFERRED STOCKS - 0.0% (b)

Utilities - 0.0% (b)
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A, 7.50%, 11/15/2016 †(c)
(cost $48,719)	5,900	37,347

RIGHTS - 0.0% (b)

Health Care - 0.0% (b)
Durata Therapeutics, Inc. (3)†(a)	9,900	12,103
Providence Service Corp./The, (3)†(a)	495	—

		12,103

Information Technology - 0.0% (b)
Gerber Scientific, Inc. (3)†(a)	4,000	—

TOTAL RIGHTS
(cost $—)		12,103

MONEY MARKET FUNDS - 0.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(d)
(cost $1,536,016)	1,536,016	1,536,016

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.9%
(cost $282,926,047)		335,038,505

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (e)		224,172

NET ASSETS - 100.0%		$335,262,677

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $26,832 or 0.0% of total net assets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP MOMENTUM FUND

(b)	Represents less than 0.05% of net assets.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of December 31, 2014.
(d)	Represents annualized seven-day yield as of December 31, 2014.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
14	Barclays Capital	E-Mini Russell 2000 Futures	3/2015	$1,593,134	$1,680,980	$87,846

Cash held as collateral for Barclays Capital for futures contracts was $29,449 at December 31, 2014.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 96.0%
Australia - 3.7%
Amcor Ltd.	61,351	$675,004
AMP Ltd.	118,718	528,742
Aurizon Holdings Ltd.	27,946	104,582
Australia & New Zealand Banking Group Ltd.	1,399	36,402
Brambles Ltd.	40,768	351,185
Caltex Australia Ltd.	16,018	444,453
Crown Resorts Ltd.	42,866	440,850
CSL Ltd.	10,375	728,799
Dexus Property Group REIT	53,057	300,348
Fortescue Metals Group Ltd.	20,558	45,138
Goodman Group REIT	53,923	249,064
GPT Group/The REIT	38,389	135,861
Insurance Australia Group Ltd.	90,009	457,022
Macquarie Group Ltd.	19,781	932,810
Mirvac Group REIT	60,599	87,660
Orora Ltd.	130,557	206,263
Ramsay Health Care Ltd.	37,074	1,718,684
Scentre Group REIT †	384,179	1,088,446
Sonic Healthcare Ltd.	6,491	97,654
Stockland REIT	90,443	302,250
Suncorp Group Ltd.	37,949	433,521
Telstra Corp. Ltd.	471,599	2,289,532
Westpac Banking Corp.	1,119	30,096

		11,684,366

Austria - 0.2%
ANDRITZ AG	3,800	208,910
Immofinanz AG NPV †	63,665	160,341
Voestalpine AG	7,058	278,883

		648,134

Belgium - 1.9%
Anheuser-Busch InBev NV	38,004	4,277,022
Belgacom SA	19,238	698,022
KBC Groep NV †	3,531	197,066
UCB SA	10,634	808,582

		5,980,692

Canada - 17.8%
Agnico Eagle Mines Ltd. (1)	6,400	159,311
Agrium, Inc. (1)	3,300	312,446
Alimentation Couche-Tard, Inc., Class B (1)	65,700	2,753,428
AltaGas Ltd. (1)	14,800	552,102
Amaya, Inc. (1)†	12,600	309,632
Atco Ltd., Class I (1)	2,000	82,045
Bank of Montreal (1)	31,100	2,199,861
Bank of Nova Scotia/The (1)	18,200	1,038,769
BCE, Inc. (1)	14,300	655,796
BlackBerry Ltd. (1)†	34,800	381,608
Boardwalk Real Estate Investment Trust REIT (1)	1,500	79,454
Brookfield Asset Management, Inc., Class A (1)	41,100	2,059,599
Calloway Real Estate Investment Trust REIT (1)	3,200	75,194
Canadian Imperial Bank of Commerce (1)	15,700	1,349,189
Canadian National Railway Co. (1)	47,500	3,271,604
Canadian Natural Resources Ltd. (1)	53,900	1,666,455
Canadian Pacific Railway Ltd. (1)	12,300	2,368,846
Canadian Tire Corp. Ltd., Class A (1)	6,000	633,878
Canadian Utilities Ltd., Class A (1)	3,400	119,723
CI Financial Corp. (1)	23,100	642,020
Constellation Software, Inc. (1)	3,600	1,070,394

	SHARES	VALUE (Note 4)
Canada - 17.8% (continued)
Dollarama, Inc. (1)	14,000	$715,786
Emera, Inc. (1)	2,100	69,843
Enbridge, Inc. (1)	34,800	1,789,423
Encana Corp. (1)	17,200	239,391
First Capital Realty, Inc. (1)	3,800	61,033
Fortis, Inc. (1)	18,600	623,736
Franco-Nevada Corp. (1)	13,400	659,850
Genworth MI Canada, Inc. (1)	5,000	159,150
George Weston Ltd. (1)	3,600	310,949
Gildan Activewear, Inc. (1)	14,200	803,013
Imperial Oil Ltd. (1)	31,500	1,357,011
Industrial Alliance Insurance & Financial Services, Inc. (1)	15,300	585,108
Jean Coutu Group PJC, Inc./The, Class A (1)	9,100	221,743
Keyera Corp. (1)	10,300	718,730
Loblaw Cos., Ltd. (1)	23,400	1,252,176
MacDonald Dettwiler & Associates Ltd. (1)	1,000	81,727
Magna International, Inc. (1)	21,200	2,297,184
Manulife Financial Corp. (1)	39,500	754,097
Methanex Corp. (1)	7,100	326,155
Metro, Inc. (1)	4,200	337,287
National Bank of Canada (1)	16,100	685,130
Onex Corp. (1)	2,400	139,356
Open Text Corp. (1)	16,200	942,746
Paramount Resources Ltd., Class A (1)†	9,100	220,255
Pembina Pipeline Corp. (1)	30,000	1,093,303
Peyto Exploration & Development Corp. (1)	6,900	198,780
Potash Corp of Saskatchewan, Inc. (1)	43,800	1,548,344
Royal Bank of Canada (1)	69,800	4,820,754
Saputo, Inc. (1)	21,900	658,244
Sun Life Financial, Inc. (1)	40,400	1,457,710
Toronto-Dominion Bank/The (1)	93,200	4,453,032
Tourmaline Oil Corp. (1)†	4,600	153,228
TransCanada Corp. (1)	30,000	1,474,436
Valeant Pharmaceuticals International, Inc. (1)†	19,300	2,763,099
Vermilion Energy, Inc. (1)	5,400	264,934
West Fraser Timber Co., Ltd. (1)	4,600	263,180

		56,281,277

China - 0.0% (a)
FIH Mobile Ltd. †	256,000	114,783

Denmark - 3.4%
AP Moeller - Maersk A/S, Class B	619	1,231,161
Coloplast A/S, Class B	22,339	1,869,428
Danske Bank A/S	45,871	1,240,162
DSV A/S	2,710	82,517
Novo Nordisk A/S, Class B	92,991	3,933,499
Pandora A/S	14,490	1,174,518
Tryg A/S	5,116	571,646
Vestas Wind Systems A/S †	19,218	697,935

		10,800,866

Finland - 1.0%
Fortum OYJ	27,051	587,319
Neste Oil OYJ	15,689	382,146
Nokia OYJ	173,487	1,372,075
Orion OYJ, Class B	4,687	145,768
Sampo OYJ, A Shares	14,826	694,070
Wartsila OYJ	1,788	80,028

		3,261,406

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
France - 4.8%
Air Liquide SA	3,961	$490,133
AXA SA	14,805	341,152
Bollore SA	14,500	66,034
Bouygues SA	4,047	146,130
Bureau Veritas SA	2,364	52,377
Carrefour SA	7,343	223,458
Christian Dior SA	1,623	277,757
Credit Agricole SA	101,995	1,316,605
Dassault Systemes	3,688	224,896
Edenred	3,620	100,115
Electricite de France SA	12,862	354,070
Essilor International SA	3,545	395,336
Eutelsat Communications SA	3,108	100,511
GDF Suez	73,428	1,712,270
Hermes International	1,274	453,649
Iliad SA	1,350	324,103
Kering	1,110	213,309
L’Oreal SA	4,956	829,495
Natixis SA	99,537	656,807
Orange SA	63,921	1,087,086
Pernod Ricard SA	4,394	488,339
Publicis Groupe SA	977	70,066
Safran SA	2,192	135,235
Sanofi	14,082	1,283,862
Schneider Electric SE	587	42,751
Sodexo SA	1,964	192,245
Total SA	38,323	1,963,365
Unibail-Rodamco SE REIT	892	228,830
Valeo SA	5,134	638,825
Veolia Environnement SA	17,277	306,025
Zodiac Aerospace	8,360	281,463

		14,996,299

Germany - 2.8%
Bayer AG	42,735	5,825,142
Commerzbank AG †	17,954	235,495
Continental AG	868	183,081
GEA Group AG	2,796	122,929
Hannover Rueck SE	4,457	402,072
Merck KGaA	9,924	933,932
ProSiebenSat.1 Media AG	8,002	334,350
RWE AG	14,343	442,692
ThyssenKrupp AG †	11,716	298,452

		8,778,145

Hong Kong - 2.7%
BOC Hong Kong Holdings Ltd.	30,000	99,964
Cheung Kong Holdings Ltd.	73,000	1,222,518
Cheung Kong Infrastructure Holdings Ltd.	10,000	73,538
CLP Holdings Ltd.	1,500	12,989
First Pacific Co., Ltd.	72,000	71,100
Galaxy Entertainment Group Ltd.	24,000	133,361
Giordano International Ltd.	64,000	28,310
Goldin Financial Holdings Ltd. †	80,000	77,396
Hang Seng Bank Ltd.	22,500	373,961
Henderson Land Development Co., Ltd.	71,390	496,180
Hong Kong & China Gas Co., Ltd.	212,960	485,196
Hong Kong Exchanges and Clearing Ltd.	58,100	1,282,658
Hongkong Land Holdings Ltd.	38,000	256,026
Hutchison Whampoa Ltd.	22,000	251,494
Hysan Development Co., Ltd.	25,000	110,950
Lifestyle Properties Development Ltd. †	1,675	270

	SHARES	VALUE (Note 4)
Hong Kong - 2.7% (continued)
Link REIT/The REIT	160,000	$997,720
Melco International Development Ltd.	41,000	89,754
MGM China Holdings Ltd.	88,400	223,202
MTR Corp. Ltd.	60,500	247,522
NWS Holdings Ltd.	61,000	111,889
PCCW Ltd.	315,000	214,481
Power Assets Holdings Ltd.	33,000	319,044
Samsonite International SA	103,800	307,606
Shangri-La Asia Ltd.	24,000	32,887
Sino Land Co., Ltd.	168,000	269,691
SJM Holdings Ltd.	79,000	124,891
SmarTone Telecommunications Holdings Ltd.	31,500	52,721
Stella International Holdings Ltd.	9,500	25,067
Techtronic Industries Co., Ltd.	70,000	224,566
Wharf Holdings Ltd./The	13,000	93,328
Wheelock & Co., Ltd.	41,000	190,361

		8,500,641

Italy - 2.3%
Banco Popolare SC †	22,825	274,625
Davide Campari-Milano SpA	11,007	68,705
Enel SpA	437,889	1,951,898
EXOR SpA	4,986	204,584
Finmeccanica SpA †	40,366	375,195
GTECH SpA	13,558	302,734
Intesa Sanpaolo SpA	695,552	2,017,728
Luxottica Group SpA	4,167	228,430
Mediobanca SpA	4,013	32,608
Pirelli & C. SpA	20,366	274,684
Snam SpA	58,076	287,431
UniCredit SpA	77,647	497,377
Unione di Banche Italiane SCpA	58,352	417,349
UnipolSai SpA	87,754	236,265

		7,169,613

Japan - 24.0%
77 Bank Ltd./The	35,000	183,942
Advance Residence Investment Corp. REIT	117	313,074
Aeon Mall Co., Ltd.	90	1,595
Ajinomoto Co., Inc.	33,000	614,357
Alps Electric Co., Ltd.	35,800	676,706
ANA Holdings, Inc.	267,000	660,193
Aozora Bank Ltd.	87,000	269,312
Asahi Group Holdings Ltd.	21,800	674,434
Asics Corp.	16,100	387,612
Astellas Pharma, Inc.	147,300	2,050,726
Bandai Namco Holdings, Inc.	27,300	577,976
Brother Industries Ltd.	18,200	329,918
Calbee, Inc.	18,800	647,600
Calsonic Kansei Corp.	14,000	77,598
Casio Computer Co., Ltd.	20,700	316,655
Central Japan Railway Co.	5,900	884,270
Century Tokyo Leasing Corp.	4,800	119,592
Chugai Pharmaceutical Co., Ltd.	28,400	697,315
Coca-Cola East Japan Co., Ltd.	12,800	195,437
COLOPL, Inc. †	9,100	204,498
CyberAgent, Inc.	8,600	322,418
Daicel Corp.	28,000	327,054
Daikin Industries Ltd.	5,800	371,920
Daito Trust Construction Co., Ltd.	11,000	1,247,817
Daiwa House Residential Investment Corp. REIT	26	125,690
Daiwa Office Investment Corp. REIT	49	275,134
Dentsu, Inc.	8,400	353,148
Ezaki Glico Co., Ltd.	9,000	314,617

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
Japan - 24.0% (continued)
Frontier Real Estate Investment Corp. REIT	31	$142,038
Fuji Electric Co., Ltd.	70,000	279,082
Fuji Heavy Industries Ltd.	29,200	1,033,271
FUJIFILM Holdings Corp.	24,100	735,377
Fujitsu Ltd.	202,000	1,076,997
GLP J-Reit REIT	284	316,346
Hamamatsu Photonics KK	6,300	299,899
Haseko Corp.	35,100	282,304
Hikari Tsushin, Inc.	3,700	225,050
Hino Motors Ltd.	33,100	435,706
Hitachi Capital Corp.	8,600	189,281
Hitachi Ltd.	90,660	669,140
Hitachi Metals Ltd.	18,000	305,836
Hokuhoku Financial Group, Inc.	91,000	183,505
Hoshizaki Electric Co., Ltd.	5,400	260,215
Hoya Corp.	39,600	1,339,464
Hulic Co., Ltd.	20,200	201,943
IHI Corp.	81,000	410,221
Inpex Corp.	59,100	657,959
Iwatani Corp.	57,000	373,478
Japan Airlines Co., Ltd.	10,000	296,491
Japan Airport Terminal Co., Ltd.	13,100	515,144
Japan Aviation Electronics Industry Ltd.	15,000	327,708
Japan Logistics Fund, Inc. REIT	163	366,607
Japan Prime Realty Investment Corp. REIT	74	257,479
Joyo Bank Ltd./The	53,000	262,450
JTEKT Corp.	31,700	533,505
Kaken Pharmaceutical Co., Ltd.	14,000	270,707
Kanamoto Co., Ltd.	9,900	267,695
Kao Corp.	43,200	1,703,573
KDDI Corp.	30,700	1,928,698
Kenedix Office Investment Corp. REIT	48	271,687
Keyence Corp.	2,340	1,042,692
Kikkoman Corp.	13,000	318,617
Koito Manufacturing Co., Ltd.	10,900	333,450
Komatsu Ltd.	27,500	607,968
Konica Minolta, Inc.	28,200	307,268
LIXIL Group Corp.	7,700	162,052
M3, Inc.	22,300	373,124
Mabuchi Motor Co., Ltd.	8,000	317,539
MEIJI Holdings Co., Ltd.	7,800	709,638
Minebea Co., Ltd.	57,000	841,770
Mitsubishi Electric Corp.	100,000	1,187,806
Mitsubishi Logistics Corp.	21,000	305,421
Mitsubishi Tanabe Pharma Corp.	19,900	291,706
Mitsui & Co., Ltd.	86,100	1,153,149
Mixi, Inc.	14,200	523,557
Murata Manufacturing Co., Ltd.	13,400	1,462,221
Nagoya Railroad Co., Ltd.	168,000	625,502
Nankai Electric Railway Co., Ltd.	52,000	200,290
NGK Insulators Ltd.	32,000	655,946
NGK Spark Plug Co., Ltd.	11,900	361,587
NH Foods Ltd.	15,000	328,174
NHK Spring Co., Ltd.	12,500	108,767
Nidec Corp.	20,600	1,330,465
Nippon Paint Holdings Co., Ltd.	35,000	1,014,230
Nippon Prologis REIT, Inc. REIT	279	605,780
Nippon Shinyaku Co., Ltd.	11,000	353,414
Nippon Telegraph & Telephone Corp.	41,200	2,104,604
Nissin Foods Holdings Co., Ltd.	12,100	576,724
Nitori Holdings Co., Ltd.	10,500	564,149
NOK Corp.	13,200	335,986

	SHARES	VALUE (Note 4)
Japan - 24.0% (continued)
Nomura Real Estate Master Fund, Inc. REIT	248	$321,159
Nomura Research Institute Ltd.	10,800	330,320
NSK Ltd.	34,000	401,429
NTN Corp.	62,000	273,804
Obayashi Corp.	46,000	296,525
Oji Holdings Corp.	65,000	232,563
Okasan Securities Group, Inc.	19,000	142,863
Olympus Corp. †	14,400	504,437
Omron Corp.	26,300	1,176,543
Ono Pharmaceutical Co., Ltd.	13,200	1,168,669
Oriental Land Co., Ltd.	4,600	1,060,824
Orix JREIT, Inc. REIT	198	278,445
Otsuka Corp.	7,800	247,326
Otsuka Holdings Co., Ltd.	29,200	875,452
Panasonic Corp.	136,300	1,605,401
Pigeon Corp.	5,400	314,853
Renesas Electronics Corp. †	54,800	368,739
Rinnai Corp.	4,200	282,207
Rohm Co., Ltd.	5,800	349,469
Ryohin Keikaku Co., Ltd.	2,900	357,421
Santen Pharmaceutical Co., Ltd.	6,000	323,009
Seiko Epson Corp.	24,200	1,012,630
Seino Holdings Co., Ltd.	15,000	151,194
Seven & i Holdings Co., Ltd.	1,800	64,748
Seven Bank Ltd.	104,900	440,316
Shimano, Inc.	5,600	725,321
Shimizu Corp.	98,000	665,623
Shin-Etsu Chemical Co., Ltd.	15,500	1,009,046
SMC Corp.	3,900	1,022,674
Sony Corp.	15,200	310,221
Square Enix Holdings Co., Ltd.	27,800	573,225
Start Today Co., Ltd.	13,200	274,281
Sumitomo Metal Mining Co., Ltd.	23,000	343,043
Suntory Beverage & Food Ltd.	17,500	604,613
Suruga Bank Ltd.	60,000	1,102,619
Suzuki Motor Corp.	20,500	614,331
Sysmex Corp.	14,900	661,299
Taiheiyo Cement Corp.	90,000	282,364
Taisei Corp.	112,000	635,265
TDK Corp.	5,500	323,925
Tohoku Electric Power Co., Inc.	26,200	304,876
Tokyo Gas Co., Ltd.	54,000	291,366
Tokyo Tatemono Co., Ltd.	34,000	247,439
Topcon Corp.	15,100	320,248
Toshiba TEC Corp.	15,000	102,818
Tosoh Corp.	114,000	548,211
TOTO Ltd.	27,000	314,083
Toyo Tire & Rubber Co., Ltd.	17,100	335,566
TS Tech Co., Ltd.	3,800	88,877
Unicharm Corp.	40,400	968,352
United Urban Investment Corp. REIT	158	248,712
USS Co., Ltd.	21,300	327,268
Yamaha Motor Co., Ltd.	17,700	354,129
Yaskawa Electric Corp.	24,000	306,555
Yokogawa Electric Corp.	31,400	344,554
Yokohama Rubber Co., Ltd./The	30,000	273,160

		75,847,470

Netherlands - 3.0%
Heineken Holding NV	3,988	249,655
Heineken NV	5,068	359,867
ING Groep NV CVA †	160,046	2,067,741
Royal Dutch Shell PLC, A Shares	199,835	6,660,332

		9,337,595

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
Norway - 1.1%
DNB ASA	41,950	$618,789
DNO ASA †	71,660	151,624
Gjensidige Forsikring ASA	17,666	288,263
Golar LNG Ltd.	2,009	61,998
Marine Harvest ASA	26,329	361,508
Norsk Hydro ASA	118,965	670,134
Statoil ASA	37,652	662,932
Telenor ASA	10,790	218,267
Yara International ASA	6,844	304,780

		3,338,295

Portugal - 0.2%
EDP - Energias de Portugal SA	200,482	777,398

Singapore - 0.8%
Ascendas Real Estate Investment Trust REIT	30,000	53,813
ComfortDelGro Corp. Ltd.	162,000	317,021
Dairy Farm International Holdings, Ltd.	6,300	56,644
Jardine Cycle & Carriage Ltd.	6,000	192,226
Jardine Matheson Holdings Ltd.	12,000	729,172
Jardine Strategic Holdings Ltd.	7,000	238,051
Noble Group Ltd.	337,000	287,507
Singapore Technologies Engineering Ltd.	155,000	396,737
Super Group Ltd.	114,000	98,280
Thai Beverage PCL	446,000	231,495

		2,600,946

South Africa - 0.0% (a)
Mondi PLC	7,018	114,011

Spain - 3.1%
Abertis Infraestructuras SA	17,400	345,038
ACS Actividades de Construccion y Servicios SA	2,273	79,225
Banco de Sabadell SA	294,510	779,262
Banco Santander SA	352,859	2,961,588
Bankia SA †	353,275	524,235
CaixaBank SA	114,980	602,479
Endesa SA	17,755	355,443
Ferrovial SA	18,653	368,736
Gas Natural SDG SA	52,985	1,331,014
Iberdrola SA	341,348	2,300,940

		9,647,960

Sweden - 3.5%
Assa Abloy AB, Class B	15,498	818,550
Atlas Copco AB, A Shares	47,568	1,323,611
Electrolux AB, Series B	14,167	413,949
Hennes & Mauritz AB, B Shares	5,902	245,199
ICA Gruppen AB	8,456	329,263
Investment AB Kinnevik, B Shares	9,989	324,835
Investor AB, B Shares	34,510	1,254,709
Meda AB, A Shares	19,677	282,176
NCC AB, B Shares	9,222	290,348
Nordea Bank AB	31,440	363,943
Skandinaviska Enskilda Banken AB, Class A	112,103	1,423,547
Skanska AB, B Shares	55,470	1,190,963
Svenska Handelsbanken AB, A Shares	23,687	1,108,264
Swedbank AB, A Shares	15,343	380,674
Tele2 AB, B Shares	25,170	305,002
Telefonaktiebolaget LM Ericsson, B Shares	30,438	368,547
Trelleborg AB, B Shares	31,271	526,439

		10,950,019

	SHARES	VALUE (Note 4)
Switzerland - 7.1%
Actelion Ltd. †	13,065	$1,504,057
Aryzta AG †	3,920	301,250
Chocoladefabriken Lindt & Sprungli AG	62	306,557
EMS-Chemie Holding AG	1,611	652,170
Geberit AG	1,176	397,844
Givaudan SA †	1,085	1,946,335
Novartis AG	129,176	11,980,232
Partners Group Holding AG	2,955	859,720
Schindler Holding AG	1,395	201,388
SGS SA	66	134,770
Sonova Holding AG	2,123	311,891
Swiss Life Holding AG †	1,641	387,853
Swisscom AG	2,585	1,356,447
Wolseley PLC	4,707	269,108
Zurich Insurance Group AG †	5,590	1,746,888

		22,356,510

United Kingdom - 12.6%
Aberdeen Asset Management PLC	54,480	364,033
Aggreko PLC	7,256	169,210
ARM Holdings PLC	28,320	435,063
Ashtead Group PLC	21,861	388,249
Associated British Foods PLC	38,037	1,859,594
AstraZeneca PLC	71,288	5,035,123
Aviva PLC	36,331	272,969
Barratt Developments PLC	70,000	509,468
BG Group PLC	2,230	29,841
Booker Group PLC	95,443	242,450
British American Tobacco PLC	16,577	898,323
BT Group PLC	325,696	2,025,849
Bunzl PLC	7,883	215,499
Compass Group PLC	39,030	667,135
Croda International PLC	3,164	130,592
Daily Mail & General Trust PLC, Class A	8,278	105,830
Diageo PLC	46,529	1,332,919
easyJet PLC	20,601	533,135
Experian PLC	34,548	582,374
Fiat Chrysler Automobiles NV †	60,507	703,075
G4S PLC	22,026	95,012
GlaxoSmithKline PLC	913	19,587
Hargreaves Lansdown PLC	13,845	216,631
Hikma Pharmaceuticals PLC	9,974	306,017
HSBC Holdings PLC	50,345	475,748
IMI PLC	3,733	73,032
Imperial Tobacco Group PLC	31,505	1,386,834
Indivior PLC †	3,848	8,960
International Consolidated Airlines Group SA †	46,475	349,867
Intertek Group PLC	2,171	78,573
ITV PLC	212,597	709,163
Johnson Matthey PLC	2,582	135,841
Kingfisher PLC	42,770	226,088
Legal & General Group PLC	152,969	590,636
London Stock Exchange Group PLC	9,129	314,120
Meggitt PLC	17,966	144,523
National Grid PLC	201,179	2,854,586
Next PLC	14,657	1,554,476
Old Mutual PLC	139,415	410,879
Pearson PLC	15,946	294,493
Petrofac Ltd.	14,632	159,400
Prudential PLC	93,431	2,160,076
Reckitt Benckiser Group PLC	3,848	311,664
Reed Elsevier NV	62,433	1,490,938

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
United Kingdom - 12.6% (continued)
Rexam PLC	10,109	$71,167
Rolls-Royce Holdings PLC †	35,118	471,769
SABMiller PLC	32,301	1,683,888
Sage Group PLC/The	13,549	97,859
Severn Trent PLC	3,568	111,283
Shire PLC	20,724	1,469,333
Smith & Nephew PLC	5,401	97,394
Sports Direct International PLC †	36,611	402,747
SSE PLC	26,066	658,612
Standard Life PLC	68,289	423,001
Tate & Lyle PLC	14,485	135,717
Taylor Wimpey PLC	181,134	386,434
United Utilities Group PLC	34,524	490,376
Whitbread PLC	10,735	794,457
WPP PLC	74,106	1,540,787

		39,702,699

TOTAL COMMON STOCKS (cost $290,925,725)		302,889,125

PREFERRED STOCKS - 0.0% (a)

United Kingdom - 0.0% (a)
Rolls-Royce Holdings PLC (3)†(b)
(cost $—)	3,160,620	4,926

RIGHTS - 0.0% (a)

France - 0.0% (a)
Christian Dior SA †	1,623	8,669
Christian Dior EUR2 †	1,623	22,227

		30,896

Italy - 0.0% (a)
GTECH SpA †	13,558	—

TOTAL RIGHTS
(cost $—)		30,896

MONEY MARKET FUNDS - 3.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $11,665,938)	11,665,938	11,665,938

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.7% (cost $302,591,663)		314,590,885

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (d)		1,081,836

NET ASSETS - 100.0%		$315,672,721

†	Non income-producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $4,926 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of December 31, 2014.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$32,990,488	10.5%
Consumer Staples	29,602,491	9.4
Energy	20,902,099	6.6
Financials	69,498,101	21.9
Health Care	49,088,413	15.6
Industrials	37,868,731	12.0
Information Technology	19,459,765	6.2
Materials	13,350,537	4.2
Telecommunication Services	13,260,610	4.2
Utilities	16,903,712	5.4
Money Market Funds	11,665,938	3.7

Total Investments In Securities, At Value	314,590,885	99.7
Other Assets in Excess of Liabilities (d)	1,081,836	0.3

Net Assets	$315,672,721	100.0%

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
126	Barclays Capital	MSCI EAFE Mini Index Futures	3/2015	$11,277,766	$11,074,770	$(202,996)

Cash held as collateral at Barclays Capital for futures contracts was $640,077 at December 31, 2014.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 97.6%
Brazil - 9.6%
B2W Cia Digital (1)†	1,100	$9,286
Banco Bradesco SA ADR (1)	10,400	139,048
Banco do Brasil SA (1)	800	7,154
BB Seguridade Participacoes SA (1)	4,800	58,072
BRF SA ADR (1)	2,100	49,035
CETIP SA - Mercados Organizados (1)	900	10,902
Cia Energetica de Minas Gerais ADR (1)	1,500	7,455
Cia Paranaense de Energia ADR (1)	1,400	18,438
Cielo SA (1)	3,500	54,866
Embraer SA ADR (1)	1,000	36,860
Estacio Participacoes SA (1)	2,900	25,987
Itau Unibanco Holding SA ADR (1)	12,940	168,350
JBS SA (1)	3,800	16,011
Kroton Educacional SA (1)	9,200	53,645
Petroleo Brasileiro SA ADR (1)	5,000	37,900
Porto Seguro SA (1)	700	8,006
Qualicorp SA (1)†	900	9,412
Tim Participacoes SA ADR (1)	700	15,547
WEG SA (1)	2,800	32,232

		758,206

Chile - 0.7%
Banco Santander Chile ADR (1)	200	3,944
Corpbanca SA (1)	1,089,380	13,082
Empresa Nacional de Electricidad SA ADR (1)	400	17,896
Enersis SA ADR (1)	1,300	20,839

		55,761

China - 15.8%
AAC Technologies Holdings, Inc.	6,500	34,569
ANTA Sports Products Ltd.	9,000	15,821
AviChina Industry & Technology Co., Ltd., H Shares	12,000	7,357
Bank of China Ltd., H Shares	110,000	61,740
Byd Co., Ltd., H Shares	4,000	15,426
China CITIC Bank Corp. Ltd., H Shares	38,000	30,295
China International Marine Containers Group Co., Ltd., H Shares	8,400	18,521
China Merchants Bank Co., Ltd., H Shares	2,000	4,992
China Oilfield Services Ltd., H Shares	8,000	13,813
China Petroleum & Chemical Corp. ADR (1)	1,500	121,515
China Telecom Corp. Ltd., H Shares	44,000	25,519
CSPC Pharmaceutical Group Ltd.	40,000	35,159
CSR Corp. Ltd., H Shares	19,000	25,579
Datang International Power Generation Co., Ltd., H Shares	36,000	19,438
Dongfeng Motor Group Co., Ltd., H Shares	12,000	16,786
ENN Energy Holdings Ltd.	2,000	11,315
Evergrande Real Estate Group Ltd.	24,000	9,672
Fosun International Ltd.	27,500	35,846
GOME Electrical Appliances Holding Ltd.	91,000	13,301
Guangzhou Automobile Group Co., Ltd., H Shares	12,000	10,850
Haitian International Holdings Ltd.	5,000	10,479
Haitong Securities Co., Ltd., H Shares	14,400	35,941
Huaneng Power International, Inc., H Shares	16,000	21,620
Kingsoft Corp. Ltd.	5,000	9,827
Lenovo Group Ltd.	46,000	60,058
PetroChina Co., Ltd. ADR (1)	1,400	155,344

	SHARES	VALUE (Note 4)
China - 15.8% (continued)
PICC Property & Casualty Co., Ltd., H Shares	14,000	$27,016
Ping An Insurance Group Co. of China Ltd., H Shares	500	5,063
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	9,000	32,160
Shenzhou International Group Holdings Ltd.	2,000	6,591
Sihuan Pharmaceutical Holdings Group Ltd.	36,000	23,946
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	54,000	15,735
Tencent Holdings Ltd.	18,600	269,122
Tingyi Cayman Islands Holding Corp.	2,000	4,545
Zhejiang Expressway Co., Ltd., H Shares	8,000	9,264
ZHuzhou CSR Times Electric Co., Ltd., H Shares	2,500	14,588
ZTE Corp., H Shares	10,000	21,637

		1,250,450

Hong Kong - 11.3%
Alibaba Health Information Technology Ltd. †	14,000	9,130
Beijing Enterprises Holdings Ltd.	2,500	19,552
Beijing Enterprises Water Group Ltd. †	58,000	39,191
Brilliance China Automotive Holdings Ltd.	16,000	25,618
China Everbright International Ltd.	14,000	20,670
China Everbright Ltd.	10,000	23,664
China Gas Holdings Ltd.	16,000	25,057
China Mobile Ltd. ADR (1)	8,100	476,442
China Resources Gas Group Ltd.	4,000	10,337
China Resources Power Holdings Co., Ltd.	8,000	20,406
China State Construction International Holdings Ltd.	8,000	11,188
China Taiping Insurance Holdings Co., Ltd. †	8,000	22,735
CITIC Ltd.	32,000	54,478
Far East Horizon Ltd.	10,000	9,829
GCL-Poly Energy Holdings Ltd. †	61,000	14,169
Guangdong Investment Ltd.	32,000	41,629
Haier Electronics Group Co., Ltd.	6,000	14,194
Hanergy Thin Film Power Group Ltd. †	86,000	31,141
New World China Land Ltd.	22,000	13,008
Sino Biopharmaceutical Ltd.	16,000	14,418

		896,856

Hungary - 0.1%
Richter Gedeon Nyrt	700	9,427

India - 6.4%
Dr. Reddy’s Laboratories Ltd. ADR (1)	900	45,405
ICICI Bank Ltd. ADR (1)	9,200	106,260
Infosys Ltd. ADR (1)	2,800	88,088
Reliance Industries Ltd. GDR (BATS) 144A (a)	404	11,275
State Bank of India GDR	3,176	156,357
Tata Motors Ltd. ADR (1)	2,000	84,560
Wipro Ltd. ADR (1)	1,200	13,584

		505,529

Indonesia - 4.5%
Adaro Energy Tbk PT	174,000	14,518
Astra Agro Lestari Tbk PT	3,900	7,621
Astra International Tbk PT	26,100	15,566
Bank Central Asia Tbk PT	65,500	69,478
Bank Mandiri Persero Tbk PT	21,200	18,436

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING MOMENTUM FUND

	SHARES	VALUE (Note 4)
Indonesia - 4.5% (continued)
Bank Negara Indonesia Persero Tbk PT	40,900	$20,041
Bank Rakyat Indonesia Persero Tbk PT	54,100	50,853
Gudang Garam Tbk PT	3,800	18,616
Kalbe Farma Tbk PT	150,200	22,144
Matahari Department Store Tbk PT	6,400	7,712
Surya Citra Media Tbk PT	70,500	19,895
Telekomunikasi Indonesia Persero Tbk PT	172,800	39,714
Tower Bersama Infrastructure Tbk PT	20,800	16,268
Unilever Indonesia Tbk PT	4,100	10,634
United Tractors Tbk PT	15,000	20,949

		352,445

Korea, Republic of - 10.9%
Amorepacific Corp. †	12	24,226
AMOREPACIFIC Group †	18	16,280
Celltrion, Inc. †	380	13,350
CJ CheilJedang Corp. †	56	15,605
CJ Corp. †	129	18,264
Coway Co., Ltd. †	283	21,579
Dongbu Insurance Co., Ltd. †	209	10,437
E-Mart Co., Ltd. †	76	14,064
GS Engineering & Construction Corp. †	250	5,235
Halla Visteon Climate Control Corp. †	230	10,133
Hankook Tire Co., Ltd. †	266	12,641
Hotel Shilla Co., Ltd. †	154	12,774
Hyosung Corp. †	150	9,309
Hyundai Development Co.-Engineering & Construction †	320	11,220
Hyundai Glovis Co., Ltd. †	54	14,289
Hyundai Mipo Dockyard Co., Ltd. †	64	4,019
Hyundai Mobis Co., Ltd. †	123	26,316
Hyundai Motor Co. †	47	7,180
Hyundai Wia Corp. †	52	8,313
Industrial Bank of Korea †	1,267	16,208
KCC Corp.	25	11,786
Korea Aerospace Industries Ltd. †	240	8,661
Korea Electric Power Corp. †	1,220	47,010
Korea Investment Holdings Co., Ltd. †	375	16,490
Korea Zinc Co., Ltd. †	40	14,621
Korean Air Lines Co., Ltd. †	210	9,008
KT&G Corp. †	430	29,856
LG Corp. †	488	27,105
LG Display Co., Ltd. †	781	23,687
LG Innotek Co., Ltd. †	60	6,099
Lotte Chemical Corp. †	53	7,631
LS Industrial Systems Co., Ltd. †	89	4,833
NAVER Corp. †	118	75,571
OCI Co., Ltd. †	75	5,308
Paradise Co., Ltd.	538	11,468
S-1 Corp. †	129	8,323
Samsung C&T Corp. †	503	28,093
Samsung SDI Co., Ltd. †	117	12,233
Shinhan Financial Group Co., Ltd. †	419	16,842
SK C&C Co., Ltd. †	98	18,980
SK Holdings Co., Ltd. †	85	12,616
SK Hynix, Inc. †	2,401	102,608
SK Networks Co., Ltd. †	1,070	8,625
SK Telecom Co., Ltd. ADR (1)	3,000	81,030

		859,926

Malaysia - 2.4%
Dialog Group BHD	19,756	8,459
DiGi.Com Bhd	16,300	28,714
Genting Plantations Bhd	2,100	5,971
IHH Healthcare Bhd	13,000	17,903
IJM Corp. Bhd	4,000	7,510

	SHARES	VALUE (Note 4)
Malaysia - 2.4% (continued)
IOI Corp. Bhd	9,800	$13,450
Malaysia Airports Holdings Bhd	3,800	7,373
MISC Bhd	4,900	10,110
Petronas Gas Bhd	1,700	10,788
Public Bank Bhd	4,500	23,509
Telekom Malaysia Bhd	5,500	10,797
Tenaga Nasional Bhd	12,000	47,261

		191,845

Mexico - 3.1%
Alfa SAB de CV, Class A (1)†	10,000	22,327
America Movil SAB de CV, Class L ADR (1)	1,700	37,706
Compartamos SAB de CV (1)†	10,100	20,298
Fibra Uno Administracion SA de CV REIT (1)	11,100	32,712
Genomma Lab Internacional SAB de CV, Class B (1)†	4,300	8,178
Gruma SAB de CV, Class B (1)	2,000	21,326
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	2,100	13,198
Grupo Carso SAB de CV, Series A1 (1)	3,300	16,236
Grupo Financiero Banorte SAB de CV, Class O (1)	500	2,752
Grupo Financiero Inbursa SAB de CV, Class O (1)	11,900	30,714
Grupo Mexico SAB de CV, Series B (1)	6,600	19,155
Promotora y Operadora de Infraestructura SAB de CV (1)†	1,500	18,035

		242,637

Peru - 0.4%
Credicorp Ltd. (1)	200	32,036

Poland - 0.9%
Bank Handlowy w Warszawie SA	235	7,062
Bank Millennium SA	4,098	9,559
Enea SA	1,321	5,683
mBank	78	10,934
Orange Polska SA	3,955	9,241
PGE Polska Grupa Energetyczna SA	2,230	11,790
Powszechny Zaklad Ubezpieczen SA	142	19,379

		73,648

Russia - 0.6%
Magnit PJSC GDR	381	17,219
MMC Norilsk Nickel OJSC ADR	2,011	27,792
Sistema JSFC GDR	665	3,488

		48,499

South Africa - 9.6%
African Rainbow Minerals Ltd.	424	4,342
Aspen Pharmacare Holdings Ltd. †	1,579	55,085
Assore Ltd.	215	2,759
Barclays Africa Group Ltd.	1,152	18,014
Barloworld Ltd.	881	7,252
Bidvest Group Ltd./The	754	19,712
Coronation Fund Managers Ltd.	1,528	15,122
FirstRand Ltd.	11,385	49,493
Impala Platinum Holdings Ltd. †	1,336	8,731
Investec Ltd.	1,176	9,856
Life Healthcare Group Holdings Ltd.	2,629	9,712
MMI Holdings Ltd.	3,947	10,239
Mr Price Group Ltd.	732	14,807
MTN Group Ltd.	5,189	98,708
Naspers Ltd., N Shares	1,267	163,893
Nedbank Group Ltd.	894	19,145
Netcare Ltd.	4,175	13,644

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING MOMENTUM FUND

	SHARES	VALUE (Note 4)
South Africa - 9.6% (continued)
Pick n Pay Stores Ltd.	1,524	$6,892
Rand Merchant Insurance Holdings Ltd.	2,948	10,393
Remgro Ltd.	811	17,742
RMB Holdings Ltd.	2,284	12,613
Sanlam Ltd.	7,451	44,835
Sappi Ltd. †	2,774	10,058
Sasol Ltd. ADR (1)	1,700	64,549
Standard Bank Group Ltd.	1,004	12,374
Steinhoff International Holdings Ltd.	8,799	45,014
Vodacom Group Ltd.	1,012	11,198

		756,182

Taiwan - 14.7%
Advanced Semiconductor Engineering, Inc.	19,000	22,565
Advantech Co., Ltd.	2,198	16,136
Asia Cement Corp.	8,160	10,048
Asustek Computer, Inc.	2,000	21,822
AU Optronics Corp. †	41,000	20,810
Catcher Technology Co., Ltd.	2,000	15,445
Cathay Financial Holding Co., Ltd.	33,600	49,649
Chang Hwa Commercial Bank Ltd.	27,540	15,744
Clevo Co.	3,000	4,654
Compal Electronics, Inc.	18,000	12,569
CTBC Financial Holding Co., Ltd.	22,813	14,759
Delta Electronics, Inc.	6,000	35,455
E.Sun Financial Holding Co., Ltd.	23,961	14,847
Eclat Textile Co., Ltd.	1,040	10,452
Epistar Corp.	5,000	9,895
First Financial Holding Co., Ltd.	23,540	13,803
Formosa International Hotels Corp.	1,100	11,747
Formosa Plastics Corp.	12,000	27,341
Formosa Taffeta Co., Ltd.	7,000	6,907
Fubon Financial Holding Co., Ltd.	12,000	19,101
Giant Manufacturing Co., Ltd.	1,000	8,837
Highwealth Construction Corp.	3,000	6,016
Hiwin Technologies Corp.	1,030	8,524
Hon Hai Precision Industry Co., Ltd.	42,560	117,530
Hotai Motor Co., Ltd.	1,000	14,965
Inotera Memories, Inc. †	19,000	29,811
Inventec Corp.	16,000	10,701
Kinsus Interconnect Technology Corp.	2,000	6,608
MediaTek, Inc.	4,000	58,150
Merida Industry Co., Ltd.	1,050	7,090
Pou Chen Corp.	13,000	15,676
President Chain Store Corp.	2,000	15,448
Quanta Computer, Inc.	10,000	24,912
Radiant Opto-Electronics Corp.	3,000	9,551
Realtek Semiconductor Corp.	3,000	9,962
Ruentex Industries Ltd.	3,000	6,291
ScinoPharm Taiwan Ltd.	3,120	5,506
Siliconware Precision Industries Co., Ltd.	12,000	18,082
Taishin Financial Holding Co., Ltd.	31,880	13,087
Taiwan Cement Corp.	14,000	19,139
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	16,600	371,508
Teco Electric and Machinery Co., Ltd.	10,000	9,456
Walsin Lihwa Corp. †	17,000	5,332
WPG Holdings Ltd.	6,000	6,966
Zhen Ding Technology Holding Ltd.	3,000	8,003

		1,160,900

Thailand - 4.5%
Advanced Info Service PCL NVDR	2,600	19,716
Airports of Thailand PCL NVDR	2,000	17,040

	SHARES	VALUE (Note 4)
Thailand - 4.5% (continued)
Bangkok Dusit Medical Services PCL NVDR	65,500	$34,113
Banpu PCL NVDR	17,600	13,281
Bumrungrad Hospital PCL NVDR	4,700	20,054
Charoen Pokphand Foods PCL NVDR	22,100	18,188
CP ALL PCL NVDR	11,800	15,172
Indorama Ventures PCL NVDR	18,400	11,230
Kasikornbank PCL NVDR	9,000	62,246
Krung Thai Bank PCL NVDR	25,300	17,357
Minor International PCL NVDR	17,600	17,265
PTT PCL NVDR	3,800	37,225
Siam Commercial Bank PCL (The) NVDR	9,700	53,425
True Corp. PCL NVDR †	57,900	19,310

		355,622

Turkey - 1.7%
Akbank TAS	5,132	18,948
Eregli Demir ve Celik Fabrikalari TAS	11,153	21,220
KOC Holding AS	3,702	19,578
TAV Havalimanlari Holding AS	1,882	15,364
Turk Hava Yollari	4,700	19,312
Turkiye Garanti Bankasi AS	6,030	24,223
Ulker Biskuvi Sanayi AS	1,630	12,903

		131,548

United States - 0.4%
Southern Copper Corp. (1)	1,100	31,020

TOTAL COMMON STOCKS (cost $7,986,730)		7,712,537

PREFERRED STOCKS - 0.9%

Brazil - 0.9%
Cia Energetica de Sao Paulo, Series B (1)	900	9,077
Itausa - Investimentos Itau SA (1)	16,800	59,345

TOTAL PREFERRED STOCKS (cost $75,772)		68,422

EXCHANGE-TRADED FUNDS - 0.6%
iShares MSCI Emerging Markets ETF (1)
(cost $49,995)	1,273	50,016

MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $129,140)	129,140	129,140

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.7%
(cost $8,241,637)		7,960,115

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)		(56,251)

NET ASSETS - 100.0%		$7,903,864

†	Non income-producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of December 31, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING MOMENTUM FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$768,585	9.7%
Consumer Staples	333,061	4.2
Energy	469,421	5.9
Exchange-Traded Funds	50,016	0.6
Financials	1,925,243	24.4
Health Care	369,616	4.7
Industrials	678,614	8.6
Information Technology	1,667,374	21.1
Materials	281,283	3.6
Telecommunication Services	902,530	11.4
Utilities	385,232	4.9
Money Market Funds	129,140	1.6

Total Investments In Securities, At Value	7,960,115	100.7
Liabilities in Excess of Other Assets	(56,251)	(0.7)

Net Assets	$7,903,864	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 98.7%
Consumer Discretionary - 11.0%
Bed Bath & Beyond, Inc. †	101	$7,693
Best Buy Co., Inc.	4,648	181,179
BorgWarner, Inc.	5,288	290,576
Brunswick Corp.	1,969	100,931
CBS Corp., Class B	5,844	323,407
Charter Communications, Inc., Class A †	500	83,310
Chipotle Mexican Grill, Inc. †	642	439,455
Cinemark Holdings, Inc.	322	11,457
Coach, Inc.	66	2,479
Comcast Corp., Class A	3,851	223,396
Conn’s, Inc. †	553	10,336
Dana Holding Corp.	2,784	60,524
DISH Network Corp., Class A †	6,730	490,550
Dollar Tree, Inc. †	941	66,228
DSW, Inc., Class A	330	12,309
Gannett Co., Inc.	2,894	92,405
Gap, Inc./The	868	36,551
GNC Holdings, Inc., Class A	2,197	103,171
Goodyear Tire & Rubber Co./The	5,468	156,221
Groupon, Inc. †	12,576	103,878
H&R Block, Inc.	1,923	64,767
Hanesbrands, Inc.	900	100,458
Harman International Industries, Inc.	1,600	170,736
Home Depot, Inc./The	12,800	1,343,616
Johnson Controls, Inc.	6,235	301,400
Las Vegas Sands Corp.	1,382	80,377
LKQ Corp. †	2,515	70,722
Lowe’s Cos., Inc.	6,604	454,355
Macy’s, Inc.	1,624	106,778
Madison Square Garden Co./The, Class A †	948	71,346
Marriott International, Inc., Class A	1,800	140,454
MGM Resorts International †	8,767	187,438
Mohawk Industries, Inc. †	936	145,417
Netflix, Inc. †	1,239	423,255
NIKE, Inc., Class B	2,848	273,835
O’Reilly Automotive, Inc. †	1,200	231,144
Panera Bread Co., Class A †	24	4,195
PetSmart, Inc.	64	5,203
Polaris Industries, Inc.	1,008	152,450
Priceline Group, Inc./The †	79	90,077
PulteGroup, Inc.	2,843	61,011
Ralph Lauren Corp.	40	7,406
Rent-A-Center, Inc.	182	6,610
Sally Beauty Holdings, Inc. †	147	4,519
Signet Jewelers Ltd.	800	105,256
Standard Pacific Corp. †	4,289	31,267
Starbucks Corp.	8,251	676,995
Tenneco, Inc. †	1,200	67,932
Tesla Motors, Inc. †	1,606	357,190
TJX Cos., Inc./The	6,403	439,118
TripAdvisor, Inc. †	2,429	181,349
Twenty-First Century Fox, Inc., Class A	9,184	352,712
Under Armour, Inc., Class A †	5,190	352,401
VF Corp.	5,956	446,104
Viacom, Inc., Class B	3,706	278,876
Walt Disney Co./The	18,958	1,785,654
Weight Watchers International, Inc. †	51	1,267
Whirlpool Corp.	872	168,941

	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.0% (continued)
Wynn Resorts Ltd.	1,855	$275,950
Yum! Brands, Inc.	243	17,703

		12,832,340

Consumer Staples - 6.7%
Altria Group, Inc.	33,900	1,670,253
Archer-Daniels-Midland Co.	2,109	109,668
Church & Dwight Co., Inc.	85	6,699
Coca-Cola Co./The	102	4,306
Colgate-Palmolive Co.	310	21,449
ConAgra Foods, Inc.	549	19,918
Constellation Brands, Inc., Class A †	4,163	408,682
CVS Health Corp.	16,300	1,569,853
Dr Pepper Snapple Group, Inc.	3,200	229,376
Estee Lauder Cos., Inc./The, Class A	151	11,506
Flowers Foods, Inc.	1,538	29,514
General Mills, Inc.	150	8,000
Hershey Co./The	95	9,873
JM Smucker Co./The	179	18,075
Keurig Green Mountain, Inc.	2,927	387,520
Kroger Co./The	3,400	218,314
Mondelez International, Inc., Class A	9,635	349,991
Monster Beverage Corp. †	1,600	173,360
Nu Skin Enterprises, Inc., Class A	1,053	46,016
PepsiCo, Inc.	10,700	1,011,792
Philip Morris International, Inc.	37	3,014
Pilgrim’s Pride Corp. †	3,191	104,633
PriceSmart, Inc.	417	38,039
Reynolds American, Inc.	7,532	484,082
Rite Aid Corp. †	28,118	211,447
Tyson Foods, Inc., Class A	5,589	224,063
Walgreens Boots Alliance, Inc.	5,435	414,147
WhiteWave Foods Co./The †	2,600	90,974
Whole Foods Market, Inc.	270	13,613

		7,888,177

Energy - 3.0%
Anadarko Petroleum Corp.	60	4,950
Cabot Oil & Gas Corp.	1,849	54,749
CARBO Ceramics, Inc.	600	24,030
Cheniere Energy, Inc. †	5,910	416,064
Chevron Corp.	66	7,404
Cimarex Energy Co.	1,673	177,338
Concho Resources, Inc. †	1,700	169,575
CONSOL Energy, Inc.	1,900	64,239
Continental Resources, Inc. †	1,590	60,992
Diamondback Energy, Inc. †	2,100	125,538
Energen Corp.	1,000	63,760
EQT Corp.	1,900	143,830
FMC Technologies, Inc. †	64	2,998
Gulfport Energy Corp. †	2,749	114,743
Helix Energy Solutions Group, Inc. †	1,805	39,169
Helmerich & Payne, Inc.	3,100	209,002
Hess Corp.	1,563	115,381
HollyFrontier Corp.	304	11,394
Key Energy Services, Inc. †	134	224
Kinder Morgan, Inc.	2,900	122,699
National Oilwell Varco, Inc.	1,200	78,636
Oceaneering International, Inc.	607	35,698
ONEOK, Inc.	1,300	64,727
Phillips 66	7,210	516,957
Range Resources Corp.	261	13,950
Rosetta Resources, Inc. †	40	892
Targa Resources Corp.	1,698	180,073

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 4)
Energy - 3.0% (continued)
Valero Energy Corp.	5,950	$294,525
Williams Cos., Inc./The	8,269	371,609
World Fuel Services Corp.	52	2,440

		3,487,586

Financials - 13.7%
American Express Co.	4,897	455,617
American Financial Group, Inc.	1,065	64,667
American Tower Corp. REIT	12,900	1,275,165
Ameriprise Financial, Inc.	1,200	158,700
Arch Capital Group Ltd. †	267	15,780
AvalonBay Communities, Inc. REIT	3,037	496,215
BB&T Corp.	375	14,584
Berkshire Hathaway, Inc., Class B †	17,423	2,616,063
Boston Properties, Inc. REIT	3,839	494,041
Capital One Financial Corp.	3,817	315,093
CBOE Holdings, Inc.	1,623	102,931
Charles Schwab Corp./The	15,032	453,816
Chubb Corp./The	190	19,659
CME Group, Inc.	3,213	284,832
Comerica, Inc.	1,500	70,260
Crown Castle International Corp. REIT	380	29,906
Digital Realty Trust, Inc. REIT	1,700	112,710
Discover Financial Services	3,539	231,769
E*TRADE Financial Corp. †	5,200	126,126
Equity Residential REIT	9,300	668,112
Essex Property Trust, Inc. REIT	1,200	247,920
Fifth Third Bancorp	14,000	285,250
First Republic Bank/CA	1,400	72,968
General Growth Properties, Inc. REIT	6,139	172,690
Hartford Financial Services Group, Inc./The	3,282	136,827
HCP, Inc. REIT	2,500	110,075
Health Care REIT, Inc. REIT	4,100	310,247
Howard Hughes Corp./The †	460	59,993
Huntington Bancshares, Inc.	10,400	109,408
Intercontinental Exchange, Inc.	600	131,574
KeyCorp	8,100	112,590
Lincoln National Corp.	2,367	136,505
LPL Financial Holdings, Inc.	1,500	66,825
McGraw Hill Financial, Inc.	2,820	250,924
Moody’s Corp.	2,313	221,609
Ocwen Financial Corp. †	1,081	16,323
Principal Financial Group, Inc.	1,500	77,910
ProAssurance Corp.	66	2,980
Prudential Financial, Inc.	1,093	98,873
Public Storage REIT	1,817	335,872
Regions Financial Corp.	4,459	47,087
Signature Bank †	600	75,576
Simon Property Group, Inc. REIT	8,900	1,620,779
State Street Corp.	3,050	239,425
SunTrust Banks, Inc.	3,600	150,840
SVB Financial Group †	700	81,249
Tanger Factory Outlet Centers, Inc. REIT	263	9,720
Taubman Centers, Inc. REIT	130	9,935
Travelers Cos., Inc./The	301	31,861
Ventas, Inc. REIT	3,129	224,349
Vornado Realty Trust REIT	3,100	364,901
Washington Prime Group, Inc. REIT	47	809
Wells Fargo & Co.	40,200	2,203,764

		16,023,704

	SHARES	VALUE (Note 4)
Health Care - 18.4%
Abbott Laboratories	8,000	$360,160
AbbVie, Inc.	16,247	1,063,204
ACADIA Pharmaceuticals, Inc. †	3,700	117,475
Actavis PLC †	1,185	305,031
Aetna, Inc.	3,281	291,451
Agilent Technologies, Inc.	1,300	53,222
Alexion Pharmaceuticals, Inc. †	3,280	606,898
Align Technology, Inc. †	1,400	78,274
Alnylam Pharmaceuticals, Inc. †	2,169	210,393
AmerisourceBergen Corp.	990	89,258
Amgen, Inc.	8,200	1,306,178
Anthem, Inc.	4,464	560,991
Arena Pharmaceuticals, Inc. †	1,886	6,544
athenahealth, Inc. †	1,017	148,177
Biogen Idec, Inc. †	2,998	1,017,671
BioMarin Pharmaceutical, Inc. †	771	69,698
Boston Scientific Corp. †	19,171	254,016
Bristol-Myers Squibb Co.	7,279	429,679
Cardinal Health, Inc.	3,661	295,553
Celgene Corp. †	6,030	674,516
Cepheid †	1,365	73,901
Cerner Corp. †	787	50,887
Cigna Corp.	2,422	249,248
DexCom, Inc. †	2,200	121,110
Edwards Lifesciences Corp. †	900	114,642
Eli Lilly & Co.	17,300	1,193,527
Endo International PLC (Ireland) †	1,372	98,949
Gilead Sciences, Inc. †	18,287	1,723,733
HCA Holdings, Inc. †	5,140	377,225
Humana, Inc.	2,600	373,438
Illumina, Inc. †	2,631	485,630
Incyte Corp. †	4,491	328,337
Intercept Pharmaceuticals, Inc. †	500	78,000
Isis Pharmaceuticals, Inc. †	3,547	218,992
Jazz Pharmaceuticals PLC †	22	3,602
Johnson & Johnson	9,600	1,003,872
McKesson Corp.	4,104	851,908
Medidata Solutions, Inc. †	3,410	162,828
Medivation, Inc. †	1,200	119,532
Medtronic, Inc.	1,610	116,242
Merck & Co., Inc.	36,600	2,078,514
Mylan, Inc. †	4,773	269,054
NPS Pharmaceuticals, Inc. †	1,900	67,963
Perrigo Co. PLC (Ireland)	47	7,857
Pfizer, Inc.	759	23,643
Pharmacyclics, Inc. †	1,859	227,281
Puma Biotechnology, Inc. †	1,000	189,270
Regeneron Pharmaceuticals, Inc. †	1,039	426,250
Salix Pharmaceuticals Ltd. †	1,186	136,319
St. Jude Medical, Inc.	2,465	160,299
Tenet Healthcare Corp. †	1,805	91,459
Thermo Fisher Scientific, Inc.	5,346	669,800
UnitedHealth Group, Inc.	13,030	1,317,203
Vertex Pharmaceuticals, Inc. †	1,688	200,534

		21,549,438

Industrials - 13.6%
3M Co.	7,500	1,232,400
A. O. Smith Corp.	2,198	123,989
Acuity Brands, Inc.	600	84,042
Alaska Air Group, Inc.	1,412	84,381
American Airlines Group, Inc.	5,000	268,150
Avis Budget Group, Inc. †	4,091	271,356

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 4)
Industrials - 13.6% (continued)
B/E Aerospace, Inc. †	2,772	$160,832
Caterpillar, Inc.	6,500	594,945
Chart Industries, Inc. †	899	30,746
CLARCOR, Inc.	41	2,732
Clean Harbors, Inc. †	45	2,162
Colfax Corp. †	1,100	56,727
Copart, Inc. †	321	11,713
Cummins, Inc.	2,472	356,388
Delta Air Lines, Inc.	19,305	949,613
Donaldson Co., Inc.	84	3,245
Dover Corp.	2,493	178,798
Fastenal Co.	131	6,230
FedEx Corp.	6,737	1,169,947
Flowserve Corp.	1,586	94,890
Fortune Brands Home & Security, Inc.	3,256	147,399
Generac Holdings, Inc. †	2,125	99,365
General Dynamics Corp.	5,500	756,910
Hertz Global Holdings, Inc. †	5,422	135,225
Honeywell International, Inc.	6,045	604,016
Huntington Ingalls Industries, Inc.	1,500	168,690
Illinois Tool Works, Inc.	571	54,074
KLX, Inc. †	1,386	57,173
Lockheed Martin Corp.	6,291	1,211,458
Masco Corp.	1,831	46,141
Middleby Corp./The †	1,800	178,380
Nielsen NV	2,443	109,275
Norfolk Southern Corp.	3,251	356,342
Northrop Grumman Corp.	5,646	832,164
Old Dominion Freight Line, Inc. †	1,956	151,864
Owens Corning	565	20,233
Parker-Hannifin Corp.	1,500	193,425
Precision Castparts Corp.	1,128	271,713
Raytheon Co.	6,276	678,875
Rockwell Automation, Inc.	2,600	289,120
Rollins, Inc.	380	12,578
SolarCity Corp. †	4,891	261,571
Southwest Airlines Co.	12,618	533,994
Spirit Airlines, Inc. †	3,636	274,809
Swift Transportation Co. †	5,294	151,567
Teledyne Technologies, Inc. †	41	4,212
Textron, Inc.	2,100	88,431
Towers Watson & Co., Class A	702	79,445
Trinity Industries, Inc.	4,700	131,647
Triumph Group, Inc.	44	2,958
Union Pacific Corp.	11,616	1,383,814
United Continental Holdings, Inc. †	5,142	343,948
United Parcel Service, Inc., Class B	166	18,454
United Rentals, Inc. †	2,943	300,216
USG Corp. †	586	16,402
WABCO Holdings, Inc. †	800	83,824
Wabtec Corp.	785	68,209
Waste Connections, Inc.	1,237	54,416
WESCO International, Inc. †	423	32,237
Xylem, Inc.	2,200	83,754

		15,971,614

Information Technology - 25.9%
Activision Blizzard, Inc.	10,763	216,874
Adobe Systems, Inc. †	8,721	634,017
Akamai Technologies, Inc. †	1,700	107,032
Alliance Data Systems Corp. †	903	258,303
Apple, Inc.	64,754	7,147,547
Applied Materials, Inc.	21,557	537,200

	SHARES	VALUE (Note 4)
Information Technology - 25.9% (continued)
ARRIS Group, Inc. †	2,800	$84,532
Autodesk, Inc. †	1,500	90,090
Brocade Communications Systems, Inc.	7,800	92,352
CA, Inc.	2,700	82,215
CDK Global, Inc.	53	2,160
Cognizant Technology Solutions Corp., Class A †	7,100	373,886
Corning, Inc.	22,000	504,460
CoStar Group, Inc. †	500	91,815
Cree, Inc. †	1,478	47,621
eBay, Inc. †	698	39,172
Electronic Arts, Inc. †	4,698	220,876
F5 Networks, Inc. †	1,500	195,697
Facebook, Inc., Class A †	30,759	2,399,817
FleetCor Technologies, Inc. †	1,395	207,450
Freescale Semiconductor Ltd. †	4,203	106,042
Google, Inc., Class A †	2,734	1,450,824
Guidewire Software, Inc. †	1,984	100,450
Hewlett-Packard Co.	26,780	1,074,681
Intel Corp.	49,548	1,798,097
International Business Machines Corp.	24	3,851
Intuit, Inc.	1,200	110,628
IPG Photonics Corp. †	133	9,964
Jack Henry & Associates, Inc.	963	59,841
Juniper Networks, Inc.	7,300	162,936
Marvell Technology Group Ltd.	6,200	89,900
MasterCard, Inc., Class A	4,890	421,322
Micron Technology, Inc. †	22,473	786,780
Microsoft Corp.	78,750	3,657,938
Motorola Solutions, Inc.	138	9,257
NCR Corp. †	1,190	34,677
NetSuite, Inc. †	656	71,616
NeuStar, Inc., Class A †	661	18,376
Nuance Communications, Inc. †	155	2,212
NVIDIA Corp.	8,300	166,415
Oracle Corp.	9,321	419,165
Palo Alto Networks, Inc. †	1,100	134,827
Pandora Media, Inc. †	6,361	113,417
Qlik Technologies, Inc. †	1,202	37,130
Rackspace Hosting, Inc. †	257	12,030
salesforce.com, Inc. †	5,015	297,440
SanDisk Corp.	4,597	450,414
ServiceNow, Inc. †	4,695	318,556
Shutterstock, Inc. †	1,000	69,100
Skyworks Solutions, Inc.	5,600	407,176
Splunk, Inc. †	3,112	183,452
SS&C Technologies Holdings, Inc.	1,261	73,756
SunEdison, Inc. †	11,081	216,190
SunPower Corp. †	5,073	131,036
Symantec Corp.	1,519	38,970
Teradata Corp. †	80	3,494
Texas Instruments, Inc.	15,895	849,826
Total System Services, Inc.	2,043	69,380
Ubiquiti Networks, Inc.	4,013	118,945
Universal Display Corp. †	41	1,138
Visa, Inc., Class A	1,710	448,362
VMware, Inc., Class A †	4,540	374,641
Western Digital Corp.	5,433	601,433
Workday, Inc., Class A †	3,378	275,679
Xerox Corp.	11,832	163,992
Xilinx, Inc.	2,840	122,944
Yahoo!, Inc. †	11,628	587,330

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 4)
Information Technology - 25.9% (continued)
Yelp, Inc. †	2,560	$140,109
Zillow, Inc., Class A †	1,635	173,130

		30,301,985

Materials - 2.5%
Air Products & Chemicals, Inc.	1,700	245,191
Airgas, Inc.	30	3,455
Alcoa, Inc.	18,300	288,957
Axiall Corp.	400	16,988
Ball Corp.	1,400	95,438
Dow Chemical Co./The	16,000	729,760
Ecolab, Inc.	2,147	224,405
EI du Pont de Nemours & Co.	6,900	510,186
Newmont Mining Corp.	60	1,134
PPG Industries, Inc.	1,913	442,190
Praxair, Inc.	34	4,405
Royal Gold, Inc.	2,500	156,750
Sherwin-Williams Co./The	270	71,021
Westlake Chemical Corp.	1,100	67,199
WR Grace & Co. †	480	45,787

		2,902,866

Telecommunication Services - 0.2%
Level 3 Communications, Inc. †	3,900	192,582

Utilities - 3.7%
American Electric Power Co., Inc.	10,200	619,344
CenterPoint Energy, Inc.	247	5,787
Consolidated Edison, Inc.	120	7,921
Dominion Resources, Inc.	205	15,765
DTE Energy Co.	1,387	119,795
Duke Energy Corp.	12,900	1,077,666
Edison International	5,800	379,784
Entergy Corp.	1,900	166,212
Exelon Corp.	3,100	114,948
FirstEnergy Corp.	177	6,901
NextEra Energy, Inc.	9,200	977,868
PG&E Corp.	5,100	271,524
Pinnacle West Capital Corp.	73	4,987
Public Service Enterprise Group, Inc.	2,900	120,089
Questar Corp.	410	10,365
Sempra Energy	4,100	456,576
UIL Holdings Corp.	72	3,135
WGL Holdings, Inc.	68	3,714
Wisconsin Energy Corp.	89	4,694

		4,367,075

TOTAL COMMON STOCKS (cost $102,059,043)		115,517,367

MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $1,326,041)	1,326,041	1,326,041

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.8%
(cost $103,385,084)		116,843,408

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)		272,975

NET ASSETS - 100.0%		$117,116,383

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2014.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED MOMENTUM FUND

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
16	Goldman Sachs	S&P 500 E-Mini Futures	3/2015	$1,632,191	$1,641,920	$9,729

Cash held as collateral at Goldman Sachs for futures contracts was $45,150 at December 31, 2014.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 93.1%
Consumer Discretionary - 12.4%
A. H. Belo Corp., Class A	1,400	$14,532
American Public Education, Inc. †	58	2,138
Arctic Cat, Inc.	166	5,893
Asbury Automotive Group, Inc. †	376	28,546
Ascent Capital Group, Inc., Class A †	63	3,335
Barnes & Noble, Inc. †	1,300	30,186
bebe stores, Inc.	1,766	3,868
Big 5 Sporting Goods Corp.	448	6,554
Big Lots, Inc.	1,100	44,022
BJ’s Restaurants, Inc. †	600	30,126
Black Diamond, Inc. †	1,082	9,467
Bob Evans Farms, Inc.	192	9,827
Bon-Ton Stores, Inc./The	43	319
Bright Horizons Family Solutions, Inc. †	300	14,103
Brown Shoe Co., Inc.	531	17,072
Brunswick Corp.	116	5,946
Build-A-Bear Workshop, Inc. †	1,000	20,100
Burlington Stores, Inc. †	400	18,904
Cabela’s, Inc. †	102	5,376
Capella Education Co.	200	15,392
Career Education Corp. †	2,400	16,704
Carriage Services, Inc.	352	7,374
Children’s Place, Inc./The	73	4,161
Christopher & Banks Corp. †	2,079	11,871
ClubCorp Holdings, Inc.	1,100	19,723
Columbia Sportswear Co.	800	35,632
Cooper-Standard Holding, Inc. †	400	23,152
Core-Mark Holding Co., Inc.	1,000	61,930
Cracker Barrel Old Country Store, Inc.	163	22,944
CST Brands, Inc.	500	21,805
Cumulus Media, Inc., Class A †	1,924	8,139
Deckers Outdoor Corp. †	63	5,736
Del Frisco’s Restaurant Group, Inc. †	700	16,618
DeVry Education Group, Inc.	600	28,482
Dex Media, Inc. †	1,306	11,715
Diamond Resorts International, Inc. †	1,500	41,850
DineEquity, Inc.	99	10,260
Dixie Group, Inc./The †	1,002	9,188
Domino’s Pizza, Inc.	176	16,574
Drew Industries, Inc. †	234	11,950
Empire Resorts, Inc. †	1,900	14,744
Entravision Communications Corp., Class A	2,467	15,986
EVINE Live, Inc. †	1,892	12,468
EW Scripps Co./The, Class A †	758	16,941
Famous Dave’s of America, Inc. †	500	13,135
Federal-Mogul Holdings Corp. †	963	15,495
Fiesta Restaurant Group, Inc. †	582	35,386
Finish Line, Inc./The, Class A	838	20,372
Gentherm, Inc. †	1,057	38,707
G-III Apparel Group Ltd. †	439	44,343
Grand Canyon Education, Inc. †	538	25,103
Gray Television, Inc. †	2,135	23,912
Helen of Troy Ltd. †	700	45,542
hhgregg, Inc. †	328	2,483
Hibbett Sports, Inc. †	72	3,487
Hovnanian Enterprises, Inc., Class A †	770	3,180
Iconix Brand Group, Inc. †	530	17,909
Jack in the Box, Inc.	1,605	128,336
Journal Communications, Inc., Class A †	1,008	11,521
Kirkland’s, Inc. †	900	21,276
Kona Grill, Inc. †	1,100	25,399
Krispy Kreme Doughnuts, Inc. †	925	18,260

	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.4% (continued)
La-Z-Boy, Inc.	430	$11,541
Lee Enterprises, Inc. †	3,351	12,332
LifeLock, Inc. †	1,264	23,397
Lithia Motors, Inc., Class A	369	31,989
Loral Space & Communications, Inc. †	167	13,145
Lumber Liquidators Holdings, Inc. †	61	4,045
M/I Homes, Inc. †	386	8,863
Marriott Vacations Worldwide Corp.	809	60,303
Mattress Firm Holding Corp. †	600	34,848
McClatchy Co./The, Class A †	4,100	13,612
MDC Holdings, Inc.	97	2,568
MDC Partners, Inc., Class A	610	13,859
Modine Manufacturing Co. †	900	12,240
Monro Muffler Brake, Inc.	414	23,929
Motorcar Parts of America, Inc. †	1,306	40,604
Movado Group, Inc.	246	6,979
Murphy USA, Inc. †	1,100	75,746
NACCO Industries, Inc., Class A	143	8,488
Nautilus, Inc. †	1,157	17,563
Nexstar Broadcasting Group, Inc., Class A	356	18,437
Nutrisystem, Inc.	1,800	35,190
Outerwall, Inc. †	52	3,911
Overstock.com, Inc. †	485	11,771
Papa John’s International, Inc.	724	40,399
Penske Automotive Group, Inc.	131	6,428
Pier 1 Imports, Inc.	221	3,403
Pinnacle Entertainment, Inc. †	500	11,125
Pool Corp.	199	12,625
Popeyes Louisiana Kitchen, Inc. †	273	15,362
Red Robin Gourmet Burgers, Inc. †	219	16,858
Rentrak Corp. †	300	21,846
Restoration Hardware Holdings, Inc. †	100	9,601
Ruth’s Hospitality Group, Inc.	972	14,580
Shiloh Industries, Inc. †	800	12,584
Sinclair Broadcast Group, Inc., Class A	303	8,290
Skechers U.S.A., Inc., Class A †	572	31,603
Sonic Automotive, Inc., Class A	237	6,408
Sonic Corp.	727	19,796
Stage Stores, Inc.	411	8,508
Standard Motor Products, Inc.	641	24,435
Standard Pacific Corp. †	722	5,263
Stein Mart, Inc.	647	9,459
Steven Madden Ltd. †	163	5,188
Strattec Security Corp.	300	24,774
Texas Roadhouse, Inc.	300	10,128
Thor Industries, Inc.	190	10,615
Tower International, Inc. †	753	19,239
Tuesday Morning Corp. †	1,155	25,063
Universal Electronics, Inc. †	400	26,012
VOXX International Corp. †	901	7,893
World Wrestling Entertainment, Inc., Class A	1,900	23,446
YOU On Demand Holdings, Inc. †	3,000	6,180

		2,147,970

Consumer Staples - 3.6%
Andersons, Inc./The	466	24,763
B&G Foods, Inc.	336	10,046
Boston Beer Co., Inc./The, Class A †	72	20,847
Cal-Maine Foods, Inc.	1,802	70,332
Chefs’ Warehouse, Inc./The †	400	9,216
Chiquita Brands International, Inc. (2)†	1,000	14,460
Craft Brew Alliance, Inc. †	2,106	28,094
Diamond Foods, Inc. †	500	14,115

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 3.6% (continued)
Hain Celestial Group, Inc./The †	160	$9,326
Harbinger Group, Inc. †	3,776	53,468
IGI Laboratories, Inc. †	4,300	37,840
J&J Snack Foods Corp.	184	20,014
Lancaster Colony Corp.	40	3,746
Liberator Medical Holdings, Inc.	5,100	14,790
Lifevantage Corp. †	1,907	2,479
Pantry, Inc./The †	400	14,824
Revlon, Inc., Class A †	830	28,353
Rite Aid Corp. †	1,984	14,920
Sanderson Farms, Inc.	800	67,220
Snyder’s-Lance, Inc.	152	4,643
SpartanNash Co.	455	11,894
SUPERVALU, Inc. †	3,000	29,100
Universal Corp.	72	3,166
Vector Group Ltd.	4,325	92,166
WD-40 Co.	200	17,016
Weis Markets, Inc.	80	3,826

		620,664

Energy - 2.5%
Abraxas Petroleum Corp. †	4,300	12,642
Alon USA Energy, Inc.	1,641	20,791
Bristow Group, Inc.	51	3,355
Callon Petroleum Co. †	2,300	12,535
Cheniere Energy, Inc. †	188	13,235
Clayton Williams Energy, Inc. †	353	22,521
Dawson Geophysical Co.	173	2,116
Delek US Holdings, Inc.	1,100	30,008
DHT Holdings, Inc.	2,400	17,544
Enbridge Energy Management LLC	700	27,153
Green Plains, Inc.	1,116	27,655
Gulf Island Fabrication, Inc.	61	1,183
Matador Resources Co. †	693	14,019
Matrix Service Co. †	700	15,624
Natural Gas Services Group, Inc. †	400	9,216
Newpark Resources, Inc. †	1,331	12,698
Pacific Ethanol, Inc. †	900	9,297
PDC Energy, Inc. †	72	2,971
REX American Resources Corp. †	300	18,591
RigNet, Inc. †	951	39,020
Ship Finance International Ltd. (Norway)	1,000	14,120
Synergy Resources Corp. †	2,062	25,858
Tesco Corp.	1,131	14,499
US Energy Corp. Wyoming †	1,800	2,664
Vertex Energy, Inc. †	3,900	16,341
Western Refining, Inc.	170	6,423
Westmoreland Coal Co. †	1,100	36,531

		428,610

Financials - 20.4%
Acadia Realty Trust REIT	700	22,421
Actua Corp. †	900	16,623
American Assets Trust, Inc. REIT	1,100	43,791
American Equity Investment Life Holding Co.	641	18,711
Ameris Bancorp	1,531	39,255
AMERISAFE, Inc.	315	13,343
AmREIT, Inc. REIT	300	7,962
AmTrust Financial Services, Inc.	242	13,612
Ashford Hospitality Trust, Inc. REIT	1,500	15,720
Ashford, Inc. †	17	1,598
Associated Estates Realty Corp. REIT	1,800	41,778
Astoria Financial Corp.	1,400	18,704
Bank of the Ozarks, Inc.	626	23,738

	SHARES	VALUE (Note 4)
Financials - 20.4% (continued)
Banner Corp.	212	$9,120
BBCN Bancorp, Inc.	497	7,147
BGC Partners, Inc., Class A	6,967	63,748
BNC Bancorp	800	13,768
BofI Holding, Inc. †	488	37,971
Boston Private Financial Holdings, Inc.	1,225	16,501
Brandywine Realty Trust REIT	1,900	30,362
Bridge Capital Holdings †	400	8,952
Capital Bank Financial Corp., Class A †	1,600	42,880
Cedar Realty Trust, Inc. REIT	1,989	14,599
Chatham Lodging Trust REIT	1,800	52,146
Chesapeake Lodging Trust REIT	2,200	81,862
CNO Financial Group, Inc.	725	12,484
Community Trust Bancorp, Inc.	93	3,405
ConnectOne Bancorp, Inc.	900	17,100
Corporate Office Properties Trust REIT	1,000	28,370
Cousins Properties, Inc. REIT	2,700	30,834
Credit Acceptance Corp. †	100	13,641
CubeSmart REIT	2,392	52,791
CVB Financial Corp.	1,182	18,936
CyrusOne, Inc. REIT	1,000	27,550
DCT Industrial Trust, Inc. REIT	3,050	108,763
DiamondRock Hospitality Co. REIT	4,100	60,967
DuPont Fabros Technology, Inc. REIT	2,500	83,100
Eagle Bancorp, Inc. †	980	34,810
Education Realty Trust, Inc. REIT	1,732	63,374
eHealth, Inc. †	349	8,697
Empire State Realty Trust, Inc. REIT	900	15,822
Encore Capital Group, Inc. †	166	7,370
Enstar Group Ltd. †	55	8,409
Essent Group Ltd. †	600	15,426
EverBank Financial Corp.	2,300	43,838
FBL Financial Group, Inc., Class A	241	13,985
FBR & Co. †	566	13,918
Federal Agricultural Mortgage Corp., Class C	183	5,552
Federated National Holding Co.	1,900	45,904
FelCor Lodging Trust, Inc. REIT	3,003	32,492
Fidelity Southern Corp.	456	7,346
Fidus Investment Corp.	666	9,890
First Business Financial Services, Inc.	200	9,582
First Cash Financial Services, Inc. †	128	7,126
First Financial Bankshares, Inc.	382	11,414
First Interstate BancSystem, Inc.	2,525	70,246
Gain Capital Holdings, Inc.	1,483	13,377
GAMCO Investors, Inc., Class A	344	30,595
Geo Group, Inc./The REIT	1,257	50,733
Glacier Bancorp, Inc.	374	10,386
Gramercy Property Trust, Inc. REIT	1,700	11,730
Greenlight Capital Re Ltd., Class A †	400	13,060
GSV Capital Corp. †	936	8,078
Hanmi Financial Corp.	1,300	28,353
Hanover Insurance Group, Inc./The	200	14,264
HCI Group, Inc.	313	13,534
Healthcare Realty Trust, Inc. REIT	2,000	54,640
HFF, Inc., Class A	1,079	38,758
Hilltop Holdings, Inc. †	800	15,960
Home BancShares, Inc.	597	19,200
HomeStreet, Inc.	265	4,614
Hudson Pacific Properties, Inc. REIT	1,600	48,096
Iberiabank Corp.	300	19,455
Independent Bank Corp.	1,043	13,611
Independent Bank Group, Inc.	500	19,530
Interactive Brokers Group, Inc., Class A	2,000	58,320

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Financials - 20.4% (continued)
International Bancshares Corp.	362	$9,607
Investors Bancorp, Inc.	742	8,329
Janus Capital Group, Inc.	800	12,904
Kemper Corp.	236	8,522
Kennedy-Wilson Holdings, Inc.	1,600	40,480
Ladenburg Thalmann Financial Services, Inc. †	5,000	19,750
Lakeland Financial Corp.	500	21,735
Maiden Holdings Ltd.	1,054	13,481
Main Street Capital Corp.	317	9,269
MarketAxess Holdings, Inc.	370	26,533
Meadowbrook Insurance Group, Inc.	279	2,360
Meta Financial Group, Inc.	618	21,655
Montpelier Re Holdings Ltd.	600	21,492
National Health Investors, Inc. REIT	300	20,988
National Penn Bancshares, Inc.	380	4,000
Nelnet, Inc., Class A	400	18,532
New Mountain Finance Corp.	1,400	20,916
Old National Bancorp/IN	280	4,166
OneBeacon Insurance Group Ltd., Class A	661	10,708
Oritani Financial Corp.	260	4,004
Pacific Premier Bancorp, Inc. †	458	7,937
Pebblebrook Hotel Trust REIT	2,300	104,949
Physicians Realty Trust REIT	1,600	26,560
Pinnacle Financial Partners, Inc.	881	34,835
PRA Group, Inc. †	36	2,085
Primerica, Inc.	1,357	73,631
PrivateBancorp, Inc.	981	32,765
Pzena Investment Management, Inc., Class A	1,000	9,460
Ramco-Gershenson Properties Trust REIT	1,967	36,862
RCS Capital Corp., Class A	1,000	12,240
Retail Opportunity Investments Corp. REIT	900	15,111
Ryman Hospitality Properties, Inc. REIT	2,700	142,398
Sabra Health Care REIT, Inc. REIT	393	11,935
Select Income REIT REIT	1,200	29,292
Selective Insurance Group, Inc.	315	8,559
Simmons First National Corp., Class A	600	24,390
Southside Bancshares, Inc.	800	23,128
Sovran Self Storage, Inc. REIT	510	44,482
STAG Industrial, Inc. REIT	3,099	75,925
StanCorp Financial Group, Inc.	586	40,938
Stewart Information Services Corp.	227	8,408
Strategic Hotels & Resorts, Inc. REIT †	1,142	15,109
Sun Communities, Inc. REIT	1,600	96,736
Symetra Financial Corp.	2,028	46,745
Tree.com, Inc. †	452	21,850
Triangle Capital Corp.	324	6,574
UMB Financial Corp.	34	1,934
United Community Banks, Inc.	800	15,152
United Financial Bancorp, Inc.	141	2,025
United Insurance Holdings Corp.	2,600	57,070
Universal Insurance Holdings, Inc.	1,100	22,495
ViewPoint Financial Group, Inc.	492	11,734
Virtus Investment Partners, Inc.	49	8,354
Washington Real Estate Investment Trust REIT	700	19,362
Waterstone Financial, Inc.	2,000	26,300
WesBanco, Inc.	152	5,290
Western Alliance Bancorp †	2,023	56,239

	SHARES	VALUE (Note 4)
Financials - 20.4% (continued)
Wilshire Bancorp, Inc.	1,800	$18,234
World Acceptance Corp. †	66	5,244

		3,527,516

Health Care - 18.3%
Abaxis, Inc.	257	14,605
ABIOMED, Inc. †	335	12,750
Acadia Healthcare Co., Inc. †	620	37,950
ACADIA Pharmaceuticals, Inc. †	674	21,400
Accelerate Diagnostics, Inc. †	2,039	39,128
Acceleron Pharma, Inc. †	700	27,272
Accuray, Inc. †	1,300	9,815
Achillion Pharmaceuticals, Inc. †	2,600	31,850
Acorda Therapeutics, Inc. †	209	8,542
Addus HomeCare Corp. †	1,100	26,697
Aerie Pharmaceuticals, Inc. †	400	11,676
Affymetrix, Inc. †	1,156	11,410
Agios Pharmaceuticals, Inc. †	200	22,408
Air Methods Corp. †	300	13,209
Akorn, Inc. †	466	16,869
Albany Molecular Research, Inc. †	622	10,126
Align Technology, Inc. †	105	5,871
Alimera Sciences, Inc. †	2,200	12,188
Alkermes PLC (Ireland) †	155	9,077
Alliance HealthCare Services, Inc. †	453	9,508
Amicus Therapeutics, Inc. †	2,700	22,464
AMN Healthcare Services, Inc. †	743	14,563
Ampio Pharmaceuticals, Inc. †	600	2,058
Amsurg Corp. †	500	27,365
Anacor Pharmaceuticals, Inc. †	1,230	39,668
Analogic Corp.	62	5,246
ANI Pharmaceuticals, Inc. †	400	22,556
Anika Therapeutics, Inc. †	794	32,348
Antares Pharma, Inc. †	931	2,393
Arena Pharmaceuticals, Inc. †	475	1,648
ARIAD Pharmaceuticals, Inc. †	3,000	20,610
Array BioPharma, Inc. †	1,518	7,180
AtriCure, Inc. †	800	15,968
BioCryst Pharmaceuticals, Inc. †	2,862	34,802
BioDelivery Sciences International, Inc. †	2,100	25,242
Bio-Reference Laboratories, Inc. †	414	13,302
BioScrip, Inc. †	757	5,291
BioTelemetry, Inc. †	1,700	17,051
Bluebird Bio, Inc. †	600	55,032
Cambrex Corp. †	1,200	25,944
Cantel Medical Corp.	420	18,169
Capital Senior Living Corp. †	432	10,761
Cardiovascular Systems, Inc. †	380	11,430
Catalyst Pharmaceutical Partners, Inc. †	9,282	27,568
Celsion Corp. †	632	1,473
Cempra, Inc. †	459	10,791
Centene Corp. †	61	6,335
Cerus Corp. †	3,201	19,974
Charles River Laboratories International, Inc. †	200	12,728
Chemed Corp.	500	52,835
Chimerix, Inc. †	1,200	48,312
CONMED Corp.	500	22,480
CorVel Corp. †	404	15,037
Cross Country Healthcare, Inc. †	1,400	17,472
CTI BioPharma Corp. †	3,700	8,732
Curis, Inc. †	447	671
Cyberonics, Inc. †	400	22,272
Cynosure, Inc., Class A †	245	6,718

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Health Care - 18.3% (continued)
CytRx Corp. †	4,300	$11,782
Depomed, Inc. †	1,300	20,943
DexCom, Inc. †	532	29,287
Dyax Corp. †	3,287	46,215
Emergent Biosolutions, Inc. †	500	13,615
Enanta Pharmaceuticals, Inc. †	1,100	55,935
Endologix, Inc. †	490	7,492
Ensign Group, Inc./The	300	13,317
Esperion Therapeutics, Inc. †	400	16,176
Exact Sciences Corp. †	1,807	49,584
ExamWorks Group, Inc. †	961	39,968
Fluidigm Corp. †	470	15,853
Fonar Corp. †	1,153	11,991
GenMark Diagnostics, Inc. †	1,094	14,889
Genomic Health, Inc. †	224	7,161
Globus Medical, Inc., Class A †	1,300	30,901
Greatbatch, Inc. †	400	19,720
Hanger, Inc. †	261	5,716
HealthStream, Inc. †	255	7,517
Hyperion Therapeutics, Inc. †	509	12,216
ICU Medical, Inc. †	259	21,212
Idera Pharmaceuticals, Inc. †	4,015	17,706
ImmunoGen, Inc. †	127	775
Immunomedics, Inc. †	2,600	12,480
Impax Laboratories, Inc. †	1,300	41,184
Inovio Pharmaceuticals, Inc. †	1,975	18,131
Insmed, Inc. †	690	10,674
Insulet Corp. †	548	25,241
Insys Therapeutics, Inc. †	1,059	44,647
Ironwood Pharmaceuticals, Inc. †	2,300	35,236
IsoRay, Inc. †	7,400	10,804
Jazz Pharmaceuticals PLC (Ireland) †	72	11,789
Karyopharm Therapeutics, Inc. †	400	14,972
Keryx Biopharmaceuticals, Inc. †	2,879	40,738
Kindred Healthcare, Inc.	1,200	21,816
KYTHERA Biopharmaceuticals, Inc. †	400	13,872
Lannett Co., Inc. †	1,002	42,966
LDR Holding Corp. †	800	26,224
Ligand Pharmaceuticals, Inc. †	277	14,739
Magellan Health, Inc. †	46	2,761
MedAssets, Inc. †	339	6,699
Merrimack Pharmaceuticals, Inc. †	4,100	46,330
MiMedx Group, Inc. †	3,491	40,251
Molina Healthcare, Inc. †	700	37,471
MWI Veterinary Supply, Inc. †	55	9,345
Myriad Genetics, Inc. †	900	30,654
Nanosphere, Inc. †	1,970	772
Natus Medical, Inc. †	1,100	39,644
Nektar Therapeutics †	1,800	27,900
Neuralstem, Inc. †	4,100	11,152
Neurocrine Biosciences, Inc. †	2,200	49,148
NewLink Genetics Corp. †	909	36,133
Novavax, Inc. †	5,605	33,238
NPS Pharmaceuticals, Inc. †	229	8,191
NuVasive, Inc. †	499	23,533
Omeros Corp. †	1,600	39,648
Omnicell, Inc. †	488	16,163
Ophthotech Corp. †	300	13,461
OraSure Technologies, Inc. †	1,200	12,168
Organovo Holdings, Inc. †	2,400	17,400
Osiris Therapeutics, Inc. †	672	10,745
OvaScience, Inc. †	400	17,688
Pacific Biosciences of California, Inc. †	3,294	25,825
Pacira Pharmaceuticals, Inc. †	201	17,821

	SHARES	VALUE (Note 4)
Health Care - 18.3% (continued)
PAREXEL International Corp. †	228	$12,668
Peregrine Pharmaceuticals, Inc. †	9,591	13,332
Pernix Therapeutics Holdings, Inc. †	2,000	18,780
PharMerica Corp. †	900	18,639
POZEN, Inc. †	1,300	10,400
Prestige Brands Holdings, Inc. †	333	11,562
Providence Service Corp./The †	400	14,576
PTC Therapeutics, Inc. †	1,100	56,947
Puma Biotechnology, Inc. †	89	16,845
Quidel Corp. †	203	5,871
RadNet, Inc. †	1,600	13,664
Raptor Pharmaceutical Corp. †	1,791	18,841
Receptos, Inc. †	300	36,753
Regulus Therapeutics, Inc. †	800	12,832
Repligen Corp. †	1,200	23,760
Retrophin, Inc. †	1,200	14,688
Rexahn Pharmaceuticals, Inc. †	12,100	8,470
Rockwell Medical, Inc. †	1,724	17,723
RTI Surgical, Inc. †	1,946	10,119
Sagent Pharmaceuticals, Inc. †	400	10,044
Select Medical Holdings Corp.	3,600	51,840
Spectranetics Corp./The †	656	22,684
Spectrum Pharmaceuticals, Inc. †	151	1,046
STAAR Surgical Co. †	1,349	12,289
Stemline Therapeutics, Inc. †	700	11,942
Stereotaxis, Inc. †	2,200	3,256
Supernus Pharmaceuticals, Inc. †	1,600	13,280
Synageva BioPharma Corp. †	600	55,674
Tetraphase Pharmaceuticals, Inc. †	700	27,797
TG Therapeutics, Inc. †	1,400	22,176
TherapeuticsMD, Inc. †	3,600	16,020
Threshold Pharmaceuticals, Inc. †	1,495	4,754
Unilife Corp. †	2,900	9,715
Vanda Pharmaceuticals, Inc. †	1,413	20,234
VIVUS, Inc. †	199	573
XenoPort, Inc. †	1,277	11,199
Zeltiq Aesthetics, Inc. †	1,131	31,566
ZIOPHARM Oncology, Inc. †	2,900	14,703

		3,163,727

Industrials - 12.2%
AAON, Inc.	1,050	23,510
AAR Corp.	688	19,113
Aceto Corp.	1,044	22,655
Adept Technology, Inc. †	1,583	13,740
Advisory Board Co./The †	101	4,947
Aerovironment, Inc. †	800	21,800
Air Transport Services Group, Inc. †	1,277	10,931
Aircastle Ltd.	713	15,237
Albany International Corp., Class A	329	12,499
Allegiant Travel Co.	529	79,525
AMERCO	85	24,162
American Railcar Industries, Inc.	513	26,420
American Woodmark Corp. †	270	10,919
Apogee Enterprises, Inc.	271	11,482
Applied Industrial Technologies, Inc.	164	7,477
ARC Document Solutions, Inc. †	1,784	18,232
ARC Group Worldwide, Inc. †	1,100	11,154
ArcBest Corp.	1,099	50,961
Argan, Inc.	730	24,557
Arotech Corp. †	4,400	10,208
Astec Industries, Inc.	103	4,049
Astronics Corp. †	515	28,485
Avis Budget Group, Inc. †	169	11,210
AZZ, Inc.	116	5,443

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Industrials - 12.2% (continued)
Baltic Trading Ltd.	900	$2,259
Barnes Group, Inc.	224	8,290
Beacon Roofing Supply, Inc. †	267	7,423
Brink’s Co./The	68	1,660
Broadwind Energy, Inc. †	1,511	8,144
Chart Industries, Inc. †	43	1,471
CIRCOR International, Inc.	91	5,485
Colfax Corp. †	113	5,827
Corporate Executive Board Co./The	89	6,455
Covanta Holding Corp.	2,300	50,623
Covenant Transportation Group, Inc., Class A †	800	21,688
Curtiss-Wright Corp.	182	12,847
Deluxe Corp.	267	16,621
Ducommun, Inc. †	394	9,960
Dycom Industries, Inc. †	600	21,054
Echo Global Logistics, Inc. †	300	8,760
Energy Recovery, Inc. †	2,300	12,121
EnerSys	213	13,146
Engility Holdings, Inc. †	665	28,462
Enphase Energy, Inc. †	2,164	30,924
EnPro Industries, Inc. †	400	25,104
Erickson, Inc. †	337	2,811
Federal Signal Corp.	2,000	30,880
Franklin Electric Co., Inc.	202	7,581
FTI Consulting, Inc. †	53	2,047
FuelCell Energy, Inc. †	7,700	11,858
G&K Services, Inc., Class A	300	21,255
GATX Corp.	58	3,337
GenCorp, Inc. †	588	10,760
Gibraltar Industries, Inc. †	498	8,097
Greenbrier Cos., Inc./The	700	37,611
H&E Equipment Services, Inc.	989	27,781
Hawaiian Holdings, Inc. †	1,800	46,890
Healthcare Services Group, Inc.	518	16,022
Heartland Express, Inc.	2,500	67,525
Hillenbrand, Inc.	264	9,108
Hub Group, Inc., Class A †	700	26,656
Huron Consulting Group, Inc. †	402	27,493
Hyster-Yale Materials Handling, Inc.	631	46,189
John Bean Technologies Corp.	400	13,144
Kforce, Inc.	539	13,006
Kimball International, Inc., Class B	1,371	12,504
Knight Transportation, Inc.	2,400	80,784
Korn/Ferry International †	1,020	29,335
Kratos Defense & Security Solutions, Inc. †	1,700	8,534
Lydall, Inc. †	699	22,941
Manitex International, Inc. †	1,295	16,459
Marten Transport Ltd.	800	17,488
MasTec, Inc. †	395	8,931
McGrath RentCorp.	83	2,976
Meritor, Inc. †	2,600	39,390
Middleby Corp./The †	168	16,649
Mobile Mini, Inc.	427	17,298
Moog, Inc., Class A †	68	5,034
MSA Safety, Inc.	161	8,548
Mueller Industries, Inc.	332	11,334
Multi-Color Corp.	244	13,522
Navigant Consulting, Inc. †	656	10,083
NN, Inc.	927	19,059
Nortek, Inc. †	191	15,534
Park-Ohio Holdings Corp.	324	20,422
Patrick Industries, Inc. †	1,022	44,948

	SHARES	VALUE (Note 4)
Industrials - 12.2% (continued)
Pendrell Corp. †	2,856	$3,941
Plug Power, Inc. †	10,100	30,300
Primoris Services Corp.	739	17,174
Proto Labs, Inc. †	200	13,432
Quality Distribution, Inc. †	885	9,416
RBC Bearings, Inc.	66	4,259
Real Goods Solar, Inc., Class A †	3,706	1,790
Revolution Lighting Technologies, Inc. †	4,344	5,864
Rush Enterprises, Inc., Class A †	300	9,615
Saia, Inc. †	643	35,597
Simpson Manufacturing Co., Inc.	89	3,079
Sparton Corp. †	366	10,372
Standex International Corp.	200	15,452
Steelcase, Inc., Class A	547	9,819
TASER International, Inc. †	864	22,879
Team, Inc. †	99	4,006
Tennant Co.	497	35,869
Textainer Group Holdings Ltd.	231	7,928
Thermon Group Holdings, Inc. †	417	10,087
Titan International, Inc.	137	1,456
Trex Co., Inc. †	402	17,117
TriMas Corp. †	313	9,794
Tutor Perini Corp. †	900	21,663
UniFirst Corp.	100	12,145
United Rentals, Inc. †	89	9,079
United Stationers, Inc.	120	5,059
US Ecology, Inc.	349	14,002
USG Corp. †	223	6,242
VSE Corp.	200	13,180
Wabash National Corp. †	826	10,209
WageWorks, Inc. †	151	9,750
West Corp.	900	29,700
XPO Logistics, Inc. †	1,926	78,735
YRC Worldwide, Inc. †	600	13,494

		2,121,368

Information Technology - 16.4%
ACI Worldwide, Inc. †	441	8,895
Advanced Energy Industries, Inc. †	716	16,969
Advent Software, Inc.	602	18,445
Alliance Fiber Optic Products, Inc.	1,541	22,360
Ambarella, Inc. †	1,022	51,836
Amkor Technology, Inc. †	4,800	34,080
ARRIS Group, Inc. †	436	13,163
Aruba Networks, Inc. †	900	16,362
Aspen Technology, Inc. †	281	9,841
Autobytel, Inc. †	1,376	14,998
Axcelis Technologies, Inc. †	7,009	17,943
Barracuda Networks, Inc. †	300	10,752
Blackhawk Network Holdings, Inc. †	1,100	42,680
Blucora, Inc. †	397	5,498
CalAmp Corp. †	496	9,077
Callidus Software, Inc. †	2,014	32,889
Cardtronics, Inc. †	238	9,182
Cass Information Systems, Inc.	159	8,467
Cavium, Inc. †	800	49,456
ChannelAdvisor Corp. †	700	15,106
Checkpoint Systems, Inc. †	800	10,984
Clearfield, Inc. †	1,561	19,216
Cognex Corp. †	218	9,010
Coherent, Inc. †	68	4,129
CommVault Systems, Inc. †	72	3,722
comScore, Inc. †	900	41,787
Constant Contact, Inc. †	446	16,368
Cray, Inc. †	1,006	34,687

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Information Technology - 16.4% (continued)
CTS Corp.	722	$12,873
Cypress Semiconductor Corp. †	2,600	37,128
Datalink Corp. †	700	9,030
Datawatch Corp. †	510	4,585
Dealertrack Technologies, Inc. †	371	16,439
Demandware, Inc. †	226	13,004
Diebold, Inc.	1,100	38,104
Diodes, Inc. †	696	19,189
Dot Hill Systems Corp. †	3,200	14,144
eGain Corp. †	1,077	5,579
Electronics For Imaging, Inc. †	983	42,102
Ellie Mae, Inc. †	800	32,256
Endurance International Group Holdings, Inc. †	700	12,901
EnerNOC, Inc. †	800	12,360
Entegris, Inc. †	1,000	13,210
Envestnet, Inc. †	592	29,091
EPAM Systems, Inc. †	1,234	58,923
ePlus, Inc. †	190	14,381
Euronet Worldwide, Inc. †	840	46,116
Exar Corp. (2)†	1,200	12,240
ExlService Holdings, Inc. †	162	4,651
Fabrinet (Thailand) †	1,300	23,062
Fair Isaac Corp.	165	11,930
Fairchild Semiconductor International, Inc. †	1,800	30,384
FARO Technologies, Inc. †	279	17,488
FEI Co.	87	7,860
Glu Mobile, Inc. †	5,554	21,661
Heartland Payment Systems, Inc.	574	30,967
iGATE Corp. †	1,095	43,231
Immersion Corp. †	870	8,239
Infinera Corp. †	1,000	14,720
Information Services Group, Inc. †	2,600	10,972
Insight Enterprises, Inc. †	700	18,123
Integrated Device Technology, Inc. †	3,700	72,520
Interactive Intelligence Group, Inc. †	216	10,346
InterDigital, Inc.	600	31,740
Intersil Corp., Class A	2,200	31,834
Intralinks Holdings, Inc. †	761	9,056
Ixia †	225	2,531
Kulicke & Soffa Industries, Inc. (Singapore) †	235	3,398
Lattice Semiconductor Corp. †	1,900	13,091
Lexmark International, Inc., Class A	200	8,254
Liquidity Services, Inc. †	81	662
Littelfuse, Inc.	300	29,001
LiveDeal, Inc. †	6,000	18,840
LogMeIn, Inc. †	1,100	54,274
M/A-COM Technology Solutions Holdings, Inc. †	800	25,024
Manhattan Associates, Inc. †	1,252	50,981
Marchex, Inc., Class B	1,947	8,937
Mattson Technology, Inc. †	5,468	18,591
MAXIMUS, Inc.	274	15,026
Maxwell Technologies, Inc. †	900	8,208
Mentor Graphics Corp.	559	12,253
Mesa Laboratories, Inc.	200	15,462
Methode Electronics, Inc.	1,112	40,599
MicroStrategy, Inc., Class A †	200	32,480
Mitek Systems, Inc. †	603	1,996
MKS Instruments, Inc.	500	18,300
Monolithic Power Systems, Inc.	843	41,931
Monotype Imaging Holdings, Inc.	488	14,069

	SHARES	VALUE (Note 4)
Information Technology - 16.4% (continued)
MTS Systems Corp.	53	$3,977
Nanometrics, Inc. †	125	2,103
NetScout Systems, Inc. †	776	28,355
NIC, Inc.	574	10,326
OmniVision Technologies, Inc. †	1,500	39,000
OSI Systems, Inc. †	155	10,969
ParkerVision, Inc. †	2,090	1,902
PDF Solutions, Inc. †	400	5,944
Perficient, Inc. †	546	10,172
Photronics, Inc. †	1,352	11,235
Plexus Corp. †	600	24,726
PMC-Sierra, Inc. †	2,400	21,984
Power Integrations, Inc.	424	21,938
Proofpoint, Inc. †	906	43,696
Qualys, Inc. †	1,903	71,838
QuickLogic Corp. †	3,000	9,420
Rambus, Inc. †	3,205	35,543
RF Industries Ltd.	906	3,687
RF Micro Devices, Inc. †	900	14,931
Rogers Corp. †	300	24,432
Rubicon Technology, Inc. †	1,700	7,769
Sanmina Corp. †	1,891	44,495
Semtech Corp. †	117	3,226
Sonus Networks, Inc. †	4,001	15,884
SPS Commerce, Inc. †	177	10,024
Stamps.com, Inc. †	380	18,236
Stratasys Ltd. †	59	4,903
Super Micro Computer, Inc. †	1,470	51,274
Synaptics, Inc. †	443	30,496
Synchronoss Technologies, Inc. †	477	19,967
SYNNEX Corp.	700	54,712
Take-Two Interactive Software, Inc. †	1,200	33,636
Tech Data Corp. †	500	31,615
Tessera Technologies, Inc.	1,800	64,368
Tyler Technologies, Inc. †	137	14,993
Ultimate Software Group, Inc./The †	83	12,186
Ultra Clean Holdings, Inc. †	1,500	13,920
Ultratech, Inc. †	112	2,079
VASCO Data Security International, Inc. †	1,700	47,957
Verint Systems, Inc. †	900	52,452
VirnetX Holding Corp. †	80	439
Virtusa Corp. †	479	19,960
Web.com Group, Inc. †	1,141	21,668
WebMD Health Corp. †	472	18,668
Xcerra Corp. †	1,800	16,488
Zhone Technologies, Inc. †	3,600	6,372

		2,838,214

Materials - 3.3%
A Schulman, Inc.	500	20,265
Advanced Emissions Solutions, Inc. †	550	12,535
AEP Industries, Inc. †	90	5,234
AK Steel Holding Corp. †	3,500	20,790
American Vanguard Corp.	323	3,753
Balchem Corp.	182	12,128
Boise Cascade Co. †	500	18,575
Calgon Carbon Corp. †	582	12,094
Century Aluminum Co. †	2,600	63,440
Clearwater Paper Corp. †	200	13,710
Deltic Timber Corp.	41	2,804
Ferro Corp. †	2,400	31,104
Flotek Industries, Inc. †	574	10,751
FutureFuel Corp.	1,187	15,455
Globe Specialty Metals, Inc.	2,200	37,906

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 4)
Materials - 3.3% (continued)
Graphic Packaging Holding Co. †	551	$7,505
H.B. Fuller Co.	215	9,574
Haynes International, Inc.	62	3,007
Headwaters, Inc. †	1,216	18,228
Horsehead Holding Corp. †	1,400	22,162
Innospec, Inc.	119	5,081
Louisiana-Pacific Corp. †	209	3,461
Minerals Technologies, Inc.	800	55,560
OM Group, Inc.	200	5,960
PH Glatfelter Co.	528	13,501
PolyOne Corp.	156	5,914
Rentech, Inc. †	1,324	1,668
RTI International Metals, Inc. †	181	4,572
Senomyx, Inc. †	1,700	10,217
Sensient Technologies Corp.	600	36,204
Stillwater Mining Co. †	1,800	26,532
SunCoke Energy, Inc.	600	11,604
Tredegar Corp.	403	9,063
US Concrete, Inc. †	1,111	31,608
Worthington Industries, Inc.	286	8,606

		570,571

Telecommunication Services - 1.1%
8x8, Inc. †	1,152	10,552
Atlantic Tele-Network, Inc.	181	12,234
Cogent Communications Holdings, Inc.	519	18,368
Consolidated Communications Holdings, Inc.	1,600	44,528
IDT Corp., Class B	555	11,272
Inteliquent, Inc.	1,436	28,189
Iridium Communications, Inc. †	2,800	27,300
Lumos Networks Corp.	1,293	21,748
Vonage Holdings Corp. †	2,700	10,287

		184,478

Utilities - 2.9%
ALLETE, Inc.	35	1,930
American States Water Co.	300	11,298
Avista Corp.	1,400	49,490
Black Hills Corp.	78	4,137
Chesapeake Utilities Corp.	258	12,812
El Paso Electric Co.	544	21,793
Empire District Electric Co./The	400	11,896
Laclede Group, Inc./The	500	26,600
New Jersey Resources Corp.	900	55,080
NorthWestern Corp.	500	28,290
Otter Tail Corp.	366	11,331
Pattern Energy Group, Inc.	1,400	34,524
PNM Resources, Inc.	2,700	80,001
Portland General Electric Co.	4,200	158,886
South Jersey Industries, Inc.	37	2,181

		510,249

TOTAL COMMON STOCKS (cost $13,890,249)		16,113,367

EXCHANGE-TRADED FUNDS - 6.4%
iShares Russell 2000 ETF
(cost $1,098,253)	9,252	1,107,187

RIGHTS - 0.0% (a)

Health Care - 0.0% (a)
Providence Service Corp./The (3)†(b)
(cost $—)	16	—

VALUE (Note 4)
TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.5%
(cost $14,988,502)	$17,220,554

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	89,283

NET ASSETS - 100.0%	$17,309,837

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $ 0 or 0.0% of total net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 99.6%
Australia - 4.3%
ALS Ltd.	295	$1,278
Amcor Ltd.	28,362	312,048
Australia & New Zealand Banking Group Ltd.	2,199	57,218
Brambles Ltd.	11,872	102,268
Coca-Cola Amatil Ltd.	386	2,914
Commonwealth Bank of Australia	525	36,476
Crown Resorts Ltd.	11,649	119,803
CSL Ltd.	2,131	149,694
Federation Centres REIT	6,256	14,566
Fortescue Metals Group Ltd.	17,563	38,562
Insurance Australia Group Ltd.	28,183	143,100
Orica Ltd.	113	1,732
Orora Ltd.	28,362	44,808
Ramsay Health Care Ltd.	11,496	532,934
Santos Ltd.	278	1,857
Scentre Group REIT †	80,714	228,677
Suncorp Group Ltd.	11,005	125,719
Telstra Corp. Ltd.	77,595	376,710
Wesfarmers Ltd.	1,136	38,462
Woolworths Ltd.	1,566	38,914

		2,367,740

Austria - 0.2%
Andritz AG	416	22,870
Erste Group Bank AG	785	18,258
Raiffeisen Bank International AG	448	6,846
Voestalpine AG	1,869	73,850

		121,824

Belgium - 3.1%
Anheuser-Busch InBev NV	9,776	1,100,204
Belgacom SA	5,258	190,779
Delhaize Group SA	1,994	145,214
KBC Groep NV †	2,620	146,222
UCB SA	1,538	116,946

		1,699,365

Canada - 21.9%
Alimentation Couche-Tard, Inc., Class B (1)	12,723	533,210
AltaGas Ltd. (1)	3,700	138,025
Bank of Montreal (1)	5,700	403,190
Bank of Nova Scotia/The (1)	1,000	57,075
BCE, Inc. (1)	3,736	171,333
Brookfield Asset Management, Inc., Class A (1)	8,300	415,929
Calloway Real Estate Investment Trust REIT (1)	100	2,350
Canadian Imperial Bank of Commerce (1)	4,000	343,742
Canadian National Railway Co. (1)	8,700	599,220
Canadian Natural Resources Ltd. (1)	6,200	191,689
Canadian Pacific Railway Ltd. (1)	2,566	494,184
Canadian Tire Corp. Ltd., Class A (1)	2,137	225,766
CI Financial Corp. (1)	9,647	268,120
Constellation Software, Inc. (1)	1,183	351,743
Dollarama, Inc. (1)	5,644	288,564
Empire Co., Ltd., Class A (1)	100	7,542
Enbridge, Inc. (1)	8,100	416,504
Encana Corp. (1)	3,300	45,930
Enerplus Corp. (1)	5,420	52,203
Ensign Energy Services, Inc. (1)	100	878
Fortis, Inc. (1)	4,800	160,964

	SHARES	VALUE (Note 4)
Canada - 21.9% (continued)
Franco-Nevada Corp. (1)	5,100	$251,137
Gildan Activewear, Inc. (1)	7,387	417,736
Imperial Oil Ltd. (1)	6,300	271,402
Jean Coutu Group PJC, Inc./The, Class A (1)	3,300	80,412
Keyera Corp. (1)	1,800	125,603
Loblaw Cos., Ltd. (1)	6,778	362,703
MacDonald Dettwiler & Associates Ltd. (1)	463	37,839
Magna International, Inc. (1)	3,439	372,642
Manulife Financial Corp. (1)	18,852	359,905
Methanex Corp. (1)	2,200	101,062
Open Text Corp. (1)	5,160	300,282
Pembina Pipeline Corp. (1)	10,000	364,435
Peyto Exploration & Development Corp. (1)	1,500	43,213
Potash Corp of Saskatchewan, Inc. (1)	8,800	311,083
RioCan Real Estate Investment Trust REIT (1)	242	5,505
Rogers Communications, Inc., Class B (1)	3,763	146,303
Royal Bank of Canada (1)	14,679	1,013,809
Saputo, Inc. (1)	3,000	90,170
Sun Life Financial, Inc. (1)	11,930	430,458
Toronto-Dominion Bank/The (1)	13,900	664,132
Tourmaline Oil Corp. (1)†	1,618	53,896
TransAlta Corp. (1)	100	906
TransCanada Corp. (1)	8,400	412,842
Trilogy Energy Corp. (1)	100	681
Valeant Pharmaceuticals International, Inc. (1)†	4,394	629,070
Vermilion Energy, Inc. (1)	1,100	53,968

		12,069,355

China - 0.0% (a)
FIH Mobile Ltd. †	62,000	27,799

Denmark - 4.9%
AP Moeller - Maersk A/S, Class B	146	290,387
Coloplast A/S, Class B	6,320	528,886
Danske Bank A/S	12,172	329,081
Novo Nordisk A/S, Class B	19,919	842,569
Pandora A/S	2,756	223,394
Tryg A/S	2,393	267,386
Vestas Wind Systems A/S †	5,815	211,182
William Demant Holding A/S †	39	2,957

		2,695,842

Finland - 1.4%
Kone OYJ, Class B	610	27,772
Nokia OYJ	37,059	293,093
Sampo OYJ, A Shares	8,956	419,270
Valmet OYJ	434	5,354

		745,489

France - 4.5%
Air Liquide SA	177	21,902
Alcatel-Lucent †	9,548	34,155
Credit Agricole SA	12,721	164,209
Danone SA	363	23,732
Dassault Systemes	106	6,464
Edenred	323	8,933
Essilor International SA	243	27,099
Eutelsat Communications SA	106	3,428
GDF Suez	19,343	451,060

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
France - 4.5% (continued)
Hermes International	35	$12,463
Iliad SA	718	172,375
L’Oreal SA	257	43,015
LVMH Moet Hennessy Louis Vuitton SA	196	31,047
Orange SA	23,064	392,243
Pernod Ricard SA	92	10,225
Renault SA	1,693	123,312
Sanofi	811	73,939
Societe Generale SA	2,802	117,264
Technip SA	46	2,740
Total SA	13,337	683,281
Unibail-Rodamco SE REIT	218	55,925

		2,458,811

Germany - 3.1%
adidas AG	160	11,111
Bayer AG	7,949	1,083,516
Beiersdorf AG	64	5,196
Continental AG	556	117,273
Deutsche Bank AG	67	2,006
Fresenius Medical Care AG & Co. KGaA	109	8,136
Fresenius SE & Co. KGaA	183	9,515
Merck KGaA	1,398	131,564
Muenchener Rueckversicherungs-Gesellschaft AG	264	52,572
ProSiebenSat.1 Media AG	1,943	81,185
SAP SE	171	11,941
ThyssenKrupp AG †	6,783	172,789

		1,686,804

Hong Kong - 2.4%
BOC Hong Kong Holdings Ltd.	10,500	34,987
Cheung Kong Holdings Ltd.	10,000	167,468
Cheung Kong Infrastructure Holdings Ltd.	1,000	7,354
CLP Holdings Ltd.	1,000	8,659
First Pacific Co., Ltd.	12,000	11,850
Galaxy Entertainment Group Ltd.	22,000	122,248
Giordano International Ltd.	2,000	885
Hang Seng Bank Ltd.	1,200	19,945
Hong Kong & China Gas Co., Ltd.	2,662	6,065
Hong Kong Exchanges and Clearing Ltd.	7,200	158,952
Link REIT/The REIT	26,000	162,129
Luk Fook Holdings International Ltd.	1,000	3,750
Melco International Development Ltd.	38,000	83,187
MGM China Holdings Ltd.	57,600	145,435
New World Development Co., Ltd.	9,000	10,332
Samsonite International SA	29,100	86,236
Sands China Ltd.	14,800	72,049
SmarTone Telecommunications Holdings Ltd.	1,500	2,511
Wharf Holdings Ltd./The	18,000	129,224
Wheelock & Co., Ltd.	3,000	13,929
Wynn Macau Ltd.	24,400	68,072

		1,315,267

Italy - 2.6%
Davide Campari-Milano SpA	430	2,684
Enel SpA	93,506	416,804
Finmeccanica SpA †	19,712	183,220
Intesa Sanpaolo SpA	140,732	408,250
Luxottica Group SpA	512	28,067

	SHARES	VALUE (Note 4)
Italy - 2.6% (continued)
Snam SpA	36,381	$180,058
Tenaris SA	152	2,297
UniCredit SpA	6,357	40,720
Unione di Banche Italiane SCpA	23,298	166,633

		1,428,733

Japan - 26.0%
Ajinomoto Co., Inc.	8,000	148,935
Alps Electric Co., Ltd.	8,700	164,451
Asahi Group Holdings Ltd.	6,300	194,905
Astellas Pharma, Inc.	47,900	666,869
Bandai Namco Holdings, Inc.	8,500	179,956
Bank of Yokohama Ltd./The	12,000	65,175
Bridgestone Corp.	2,800	97,109
Central Japan Railway Co.	1,300	194,839
Chugai Pharmaceutical Co., Ltd.	7,100	174,329
Coca-Cola East Japan Co., Ltd.	3,600	54,967
COLOPL, Inc.	5,400	121,350
Daikin Industries Ltd.	2,200	141,073
Daito Trust Construction Co., Ltd.	3,600	408,376
Denso Corp.	800	37,286
Ezaki Glico Co., Ltd.	2,500	87,394
Fuji Heavy Industries Ltd.	4,100	145,083
FUJIFILM Holdings Corp.	5,600	170,876
Fujitsu Ltd.	55,000	293,242
GLP J-Reit REIT	73	81,314
Haseko Corp.	16,900	135,924
Hino Motors Ltd.	11,000	144,797
HIS Co. Ltd.	2,200	62,108
Hitachi Ltd.	21,000	154,996
Hitachi Transport System Ltd.	200	2,448
Hokuhoku Financial Group, Inc.	64,000	129,058
Hoshizaki Electric Co., Ltd.	1,300	62,644
Hoya Corp.	11,100	375,456
Inpex Corp.	18,000	200,393
Iwatani Corp.	23,000	150,701
Japan Airport Terminal Co., Ltd.	1,300	51,121
Japan Logistics Fund, Inc. REIT	22	49,481
JGC Corp.	3,000	61,760
JTEKT Corp.	11,400	191,860
Kaken Pharmaceutical Co., Ltd.	3,000	58,009
Kao Corp.	12,500	492,932
KDDI Corp.	5,800	364,379
Kenedix Office Investment Corp. REIT	9	50,941
Keyence Corp.	1,000	445,595
Komeri Co., Ltd.	100	2,164
LIXIL Group Corp.	5,600	117,856
M3, Inc.	10,200	170,666
Mabuchi Motor Co., Ltd.	3,400	134,954
Mazda Motor Corp.	5,800	139,290
Minebea Co., Ltd.	8,000	118,143
Mitsubishi Electric Corp.	16,000	190,049
Mitsui & Co., Ltd.	20,100	269,202
Mixi, Inc.	3,700	136,420
Murata Manufacturing Co., Ltd.	3,100	338,275
Nagoya Railroad Co., Ltd.	29,000	107,974
NGK Insulators Ltd.	7,000	143,488
Nidec Corp.	6,900	445,641
Nippon Paint Holdings Co., Ltd.	9,000	260,802
Nippon Prologis REIT, Inc. REIT	90	195,413
Nippon Shinyaku Co., Ltd.	2,000	64,257
Nippon Telegraph & Telephone Corp.	11,300	577,234
Nissin Foods Holdings Co., Ltd.	2,300	109,625
Nitori Holdings Co., Ltd.	2,800	150,440

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
Japan - 26.0% (continued)
Nomura Real Estate Master Fund, Inc. REIT	48	$62,160
NSK Ltd.	5,000	59,034
Okasan Securities Group, Inc.	13,000	97,749
Olympus Corp. †	5,500	192,667
Omron Corp.	3,900	174,468
Ono Pharmaceutical Co., Ltd.	2,200	194,778
Oriental Land Co., Ltd.	800	184,491
Otsuka Holdings Co., Ltd.	5,800	173,891
Panasonic Corp.	31,400	369,843
Rakuten, Inc.	9,000	125,152
Renesas Electronics Corp. †	17,900	120,446
Seiko Epson Corp.	6,800	284,541
Seino Holdings Co., Ltd.	6,000	60,478
Shimano, Inc.	1,300	168,378
Shimizu Corp.	25,000	169,802
SMC Corp.	700	183,557
SoftBank Corp.	400	23,809
Square Enix Holdings Co., Ltd.	8,900	183,515
Suntory Beverage & Food Ltd.	4,500	155,472
Suruga Bank Ltd.	11,000	202,147
Suzuki Motor Corp.	4,800	143,843
Taisei Corp.	36,000	204,192
Tohoku Electric Power Co., Inc.	13,100	152,438
Tokai Tokyo Financial Holdings, Inc.	13,900	94,851
Tokyo Tatemono Co., Ltd.	4,000	29,111
Toyo Seikan Group Holdings Ltd.	3,000	37,265
Unicharm Corp.	7,100	170,181
USS Co., Ltd.	4,900	75,287
Yamada Denki Co., Ltd.	400	1,342

		14,378,913

Netherlands - 1.6%
Heineken NV	2,091	148,477
Koninklijke Ahold NV	607	10,788
Royal Dutch Shell PLC, A Shares	22,147	738,141

		897,406

Norway - 0.4%
DNB ASA	9,220	136,001
Gjensidige Forsikring ASA	4,061	66,265
Golar LNG Ltd.	70	2,160
Seadrill Ltd.	77	891
Statoil ASA	1,779	31,322
Telenor ASA	565	11,429

		248,068

Portugal - 0.5%
EDP - Energias de Portugal SA	70,456	273,203
Galp Energia SGPS SA	140	1,422
Jeronimo Martins SGPS SA	313	3,136

		277,761

Singapore - 0.8%
Blumont Group Ltd. †	23,000	313
CapitaLand Ltd.	9,000	22,377
DBS Group Holdings Ltd.	2,000	30,963
Jardine Matheson Holdings Ltd.	3,200	194,446
Jardine Strategic Holdings Ltd.	500	17,004
Keppel Corp. Ltd.	3,000	19,996
Mapletree Commercial Trust REIT	20,000	21,284
Singapore Telecommunications Ltd.	10,000	29,353
Super Group Ltd.	102,000	87,934
Thai Beverage PCL	59,000	30,624

		454,294

	SHARES	VALUE (Note 4)
Spain - 2.2%
Abertis Infraestructuras SA	2,967	$58,835
Banco de Sabadell SA	23,476	62,117
Banco Santander SA	3,232	27,127
CaixaBank SA	28,041	146,931
EDP Renovaveis SA	6,197	40,328
Ferrovial SA	10,815	213,793
Gas Natural SDG SA	13,935	350,055
Iberdrola SA	49,748	335,338
Inditex SA	1	28

		1,234,552

Sweden - 3.6%
Assa Abloy AB, Class B	4,499	237,621
Atlas Copco AB, A Shares	5,450	151,650
Getinge AB, B Shares	138	3,143
Hennes & Mauritz AB, B Shares	3,205	133,152
Investment AB Kinnevik, B Shares	4,637	150,792
Investor AB, B Shares	4,857	176,590
Nordea Bank AB	7,042	81,517
Skandinaviska Enskilda Banken AB, Class A	33,598	426,646
Skanska AB, B Shares	16,212	348,078
Svenska Handelsbanken AB, A Shares	3,242	151,686
Trelleborg AB, B Shares	6,703	112,843

		1,973,718

Switzerland - 7.9%
Actelion Ltd. †	3,829	440,799
EMS-Chemie Holding AG	718	290,663
Givaudan SA †	377	676,284
Novartis AG	21,134	1,960,041
Partners Group Holding AG	1,371	398,875
Schindler Holding AG	32	4,620
SGS SA	12	24,503
Swisscom AG	686	359,970
Syngenta AG	94	30,236
Wolseley PLC	75	4,288
Zurich Insurance Group AG †	532	166,251

		4,356,530

United Kingdom - 8.2%
Aggreko PLC	126	2,938
ARM Holdings PLC	1,727	26,531
ASOS PLC †	898	35,702
Associated British Foods PLC	11,411	557,873
AstraZeneca PLC	16,797	1,186,384
Barclays PLC	13,606	51,149
Barratt Developments PLC	28,853	209,996
BG Group PLC	687	9,193
Booker Group PLC	21,103	53,607
BP PLC	740	4,697
British American Tobacco PLC	941	50,994
Burberry Group PLC	203	5,150
Capita PLC	4,384	73,509
Compass Group PLC	1,333	22,785
Croda International PLC	111	4,581
Diageo PLC	1,887	54,057
Experian PLC	1,092	18,408
Fiat Chrysler Automobiles NV †	4,113	47,792
Fresnillo PLC	272	3,233
G4S PLC	681	2,938
GlaxoSmithKline PLC	126	2,703
Gulf Keystone Petroleum Ltd. †	2,240	2,379

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND, FORMERLY KNOWN AS THE AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 4)
United Kingdom - 8.2% (continued)
HSBC Holdings PLC	10,509	$99,307
Indivior PLC †	500	1,164
Intertek Group PLC	94	3,402
Kingfisher PLC	13,199	69,772
Legal & General Group PLC	45,149	174,327
Meggitt PLC	501	4,030
National Grid PLC	29,437	417,690
Next PLC	1,489	157,919
Pearson PLC	343	6,335
Prudential PLC	16,795	388,292
Randgold Resources Ltd.	40	2,716
Reckitt Benckiser Group PLC	500	40,497
Reed Elsevier NV	13,219	315,678
Rexam PLC	421	2,964
Royal Bank of Scotland Group PLC †	6,019	36,621
SABMiller PLC	977	50,932
Shire PLC	2,111	149,670
Sky PLC	451	6,294
Sports Direct International PLC †	6,364	70,009
Tate & Lyle PLC	322	3,017
Tesco PLC	1,089	3,175
Tullow Oil PLC	321	2,069
Whitbread PLC	1,309	96,874
WM Morrison Supermarkets PLC	1,127	3,216

		4,532,569

TOTAL COMMON STOCKS (cost $54,610,744)		54,970,840

EXCHANGE-TRADED FUNDS - 0.6%
iShares MSCI EAFE ETF (1) (cost $322,038)	5,265	320,323

RIGHTS - 0.0% (a)

France - 0.0% (a)
LVMH Moet Hennessy Louis Vuitton SA †
(cost $—)	196	3,404

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.2% (cost $54,932,782)		55,294,567

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(87,774)

NET ASSETS - 100.0%		$55,206,793

†	Non income-producing security.
(a)	Represents less than 0.05% of net assets.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,836,240	10.6%
Consumer Staples	4,997,336	9.1
Energy	3,854,112	7.0
Exchange-Traded Funds	320,323	0.6
Financials	11,754,323	21.2
Health Care	9,576,193	17.3
Industrials	6,683,337	12.1
Information Technology	4,015,637	7.3
Materials	2,637,716	4.8
Telecommunication Services	2,818,427	5.1
Utilities	2,800,923	5.1
Total Investments In Securities, At Value	55,294,567	100.2

Liabilities in Excess of Other Assets	(87,774)	(0.2)

Net Assets	$55,206,793	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR CORE EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 93.8%
Consumer Discretionary - 8.4%
Abercrombie & Fitch Co., Class A	16,300	$466,832
Advance Auto Parts, Inc.	6,243	994,385
Apollo Education Group, Inc. †	11,810	402,839
Autoliv, Inc. (Sweden)	538	57,093
AutoZone, Inc. †	3,247	2,010,250
Best Buy Co., Inc.	16,200	631,476
Bloomin’ Brands, Inc. †	7,426	183,868
BorgWarner, Inc.	2,000	109,900
Brinker International, Inc.	6,100	358,009
Buckle, Inc./The	827	43,434
Cablevision Systems Corp., Class A	17,000	350,880
Choice Hotels International, Inc.	183	10,252
Columbia Sportswear Co.	6,200	276,148
Cracker Barrel Old Country Store, Inc.	375	52,785
Deckers Outdoor Corp. †	6,726	612,335
DeVry Education Group, Inc.	10,800	512,676
Dillard’s, Inc., Class A	8,181	1,024,098
DISH Network Corp., Class A †	1,388	101,171
Dollar Tree, Inc. †	2,085	146,742
Expedia, Inc.	14,800	1,263,328
Federal-Mogul Holdings Corp. †	7,200	115,848
Foot Locker, Inc.	23,085	1,296,915
Fossil Group, Inc. †	1,474	163,231
Gannett Co., Inc.	17,068	544,981
Gap, Inc./The	36,100	1,520,171
Gentex Corp.	9,220	333,119
Graham Holdings Co., Class B	471	406,807
Guess?, Inc.	1,083	22,830
H&R Block, Inc.	22,100	744,328
Hanesbrands, Inc.	5,579	622,728
Harman International Industries, Inc.	5,200	554,892
Home Depot, Inc./The	42,900	4,503,213
Jarden Corp. †	2,259	108,161
John Wiley & Sons, Inc.	5,500	325,820
Kohl’s Corp.	18,384	1,122,159
L Brands, Inc.	8,807	762,246
Las Vegas Sands Corp.	5,400	314,064
Lear Corp.	5,654	554,544
Leggett & Platt, Inc.	10,436	444,678
Lowe’s Cos., Inc.	28,100	1,933,280
Macy’s, Inc.	35,566	2,338,464
Mohawk Industries, Inc. †	298	46,297
Newell Rubbermaid, Inc.	7,700	293,293
Nordstrom, Inc.	10,300	817,717
NVR, Inc. †	200	255,066
O’Reilly Automotive, Inc. †	5,500	1,059,410
Penske Automotive Group, Inc.	6,084	298,542
Polaris Industries, Inc.	409	61,857
PulteGroup, Inc.	17,600	377,696
Ross Stores, Inc.	5,000	471,300
Royal Caribbean Cruises Ltd.	21,000	1,731,030
Signet Jewelers Ltd.	4,700	618,379
Sinclair Broadcast Group, Inc., Class A	1,283	35,103
Skechers U.S.A., Inc., Class A †	9,700	535,925
Thor Industries, Inc.	2,734	152,749
Time Warner, Inc.	7,900	674,818
TJX Cos., Inc./The	1,225	84,010
Tupperware Brands Corp.	495	31,185
VF Corp.	2,462	184,404
Whirlpool Corp.	1,455	281,892

	SHARES	VALUE (Note 4)
Consumer Discretionary - 8.4% (continued)
Williams-Sonoma, Inc.	8,347	$631,701
Wyndham Worldwide Corp.	3,400	291,584

		37,274,938

Consumer Staples - 4.9%
Archer-Daniels-Midland Co.	39,044	2,030,288
Bunge Ltd.	4,100	372,731
Constellation Brands, Inc., Class A †	7,879	773,481
CVS Health Corp.	49,863	4,802,306
Dean Foods Co.	1,045	20,252
Dr Pepper Snapple Group, Inc.	28,400	2,035,712
Energizer Holdings, Inc.	4,508	579,548
Ingredion, Inc.	2,900	246,036
Keurig Green Mountain, Inc.	1,387	183,632
Kroger Co./The	39,148	2,513,693
Molson Coors Brewing Co., Class B	12,000	894,240
Monster Beverage Corp. †	6,900	747,615
PepsiCo, Inc.	21,400	2,023,584
Pilgrim’s Pride Corp. †	26,752	877,198
Rite Aid Corp. †	108,333	814,664
Tyson Foods, Inc., Class A	34,029	1,364,223
Walgreens Boots Alliance, Inc.	18,948	1,443,838
WhiteWave Foods Co./The †	53	1,854

		21,724,895

Energy - 4.4%
Cameron International Corp. †	4,700	234,765
Cimarex Energy Co.	2,262	239,772
ConocoPhillips	12,100	835,626
Devon Energy Corp.	8,700	532,527
EOG Resources, Inc.	14,028	1,291,558
Exterran Holdings, Inc.	16,700	544,086
Halliburton Co.	39,953	1,571,352
Helmerich & Payne, Inc.	3,795	255,859
Hess Corp.	10,790	796,518
Marathon Oil Corp.	14,100	398,889
Marathon Petroleum Corp.	21,400	1,931,564
National Oilwell Varco, Inc.	22,900	1,500,637
Newfield Exploration Co. †	15,200	412,224
Occidental Petroleum Corp.	8,200	661,002
Patterson-UTI Energy, Inc.	22,582	374,635
PBF Energy, Inc., Class A	7,900	210,456
Phillips 66	33,366	2,392,342
Schlumberger Ltd.	7,300	623,493
Superior Energy Services, Inc.	11,412	229,952
Tesoro Corp.	18,600	1,382,910
Ultra Petroleum Corp. †	40,200	529,032
Unit Corp. †	15,800	538,780
Valero Energy Corp.	34,452	1,705,374
Western Refining, Inc.	13,922	525,973

		19,719,326

Financials - 19.6%
Alleghany Corp. †	726	336,501
Allstate Corp./The	48,335	3,395,534
American Capital Ltd. †	1,510	22,061
American Financial Group, Inc.	5,897	358,066
American International Group, Inc.	70,778	3,964,276
Ameriprise Financial, Inc.	19,176	2,536,026
AmTrust Financial Services, Inc.	14,479	814,444
Apartment Investment & Management Co., Class A REIT	9,100	338,065
Arch Capital Group Ltd. †	955	56,440

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Financials - 19.6% (continued)
Aspen Insurance Holdings Ltd.	5,300	$231,981
Associated Banc-Corp	8,500	158,355
Assurant, Inc.	10,332	707,019
Assured Guaranty Ltd.	12,441	323,342
Axis Capital Holdings Ltd.	5,978	305,416
Bank of New York Mellon Corp./The	20,829	845,032
BankUnited, Inc.	4,500	130,365
BB&T Corp.	16,000	622,240
Berkshire Hathaway, Inc., Class B †	74,100	11,126,115
Capital One Financial Corp.	37,458	3,092,158
CBRE Group, Inc., Class A †	37,300	1,277,525
Chubb Corp./The	12,500	1,293,375
CNA Financial Corp.	9,337	361,435
CNO Financial Group, Inc.	19,541	336,496
Comerica, Inc.	13,445	629,764
Discover Financial Services	35,182	2,304,069
E*TRADE Financial Corp. †	13,806	334,865
East West Bancorp, Inc.	8,096	313,396
Everest Re Group Ltd.	7,488	1,275,206
Federated Investors, Inc., Class B	174	5,730
First American Financial Corp.	15,200	515,280
First Niagara Financial Group, Inc.	4,660	39,284
First Republic Bank/CA	3,900	203,268
FirstMerit Corp.	5,700	107,673
FNF Group	26,608	916,646
Goldman Sachs Group, Inc./The	19,187	3,719,016
Hancock Holding Co.	3,700	113,590
Hartford Financial Services Group, Inc./The	35,082	1,462,569
HCC Insurance Holdings, Inc.	5,537	296,340
Huntington Bancshares, Inc.	41,413	435,665
Invesco Ltd.	8,300	328,016
Jones Lang LaSalle, Inc.	6,500	974,545
JPMorgan Chase & Co.	107,369	6,719,152
Legg Mason, Inc.	9,868	526,655
Lincoln National Corp.	32,422	1,869,777
McGraw Hill Financial, Inc.	1,000	88,980
MetLife, Inc.	61,202	3,310,416
Morgan Stanley	86,365	3,350,962
NASDAQ OMX Group, Inc./The	13,712	657,627
Navient Corp.	15,350	331,713
Ocwen Financial Corp. †	449	6,780
Old Republic International Corp.	18,046	264,013
PartnerRe Ltd.	6,100	696,193
PNC Financial Services Group, Inc./The	31,711	2,892,995
Principal Financial Group, Inc.	13,194	685,296
Prosperity Bancshares, Inc.	1,400	77,504
Prudential Financial, Inc.	20,995	1,899,208
Radian Group, Inc.	33,800	565,136
Regions Financial Corp.	26,600	280,896
Reinsurance Group of America, Inc.	4,644	406,907
RenaissanceRe Holdings Ltd.	4,300	418,046
StanCorp Financial Group, Inc.	7,100	496,006
State Street Corp.	923	72,455
Stifel Financial Corp. †	5,200	265,304
SunTrust Banks, Inc.	31,259	1,309,752
Torchmark Corp.	6,198	335,746
Travelers Cos., Inc./The	32,555	3,445,947
Unum Group	20,346	709,668
Webster Financial Corp.	9,100	296,023
Wells Fargo & Co.	149,863	8,215,490

	SHARES	VALUE (Note 4)
Financials - 19.6% (continued)
WR Berkley Corp.	6,500	$333,190
Zions Bancorp.	1,434	40,883

		87,175,909

Health Care - 13.0%
AbbVie, Inc.	53,203	3,481,604
Aetna, Inc.	29,859	2,652,375
Agilent Technologies, Inc.	1,500	61,410
Alere, Inc. †	7,036	267,368
Alexion Pharmaceuticals, Inc. †	6,300	1,165,689
Align Technology, Inc. †	1,700	95,047
AmerisourceBergen Corp.	238	21,458
Amgen, Inc.	25,800	4,109,682
Anthem, Inc.	24,550	3,085,199
Becton Dickinson and Co.	11,000	1,530,760
Biogen Idec, Inc. †	3,600	1,222,020
Boston Scientific Corp. †	6,640	87,980
Cardinal Health, Inc.	18,135	1,464,039
Centene Corp. †	7,609	790,195
CR Bard, Inc.	6,500	1,083,030
DaVita HealthCare Partners, Inc. †	4,500	340,830
Edwards Lifesciences Corp. †	13,600	1,732,368
Eli Lilly & Co.	46,100	3,180,439
Endo International PLC (Ireland) †	482	34,762
Gilead Sciences, Inc. †	54,138	5,103,048
HCA Holdings, Inc. †	29,388	2,156,785
Health Net, Inc. †	11,100	594,183
Humana, Inc.	15,029	2,158,615
Illumina, Inc. †	4,100	756,778
Johnson & Johnson	47,300	4,946,161
LifePoint Hospitals, Inc. †	3,600	258,876
McKesson Corp.	1,249	259,267
Medtronic, Inc.	14,500	1,046,900
Merck & Co., Inc.	90,200	5,122,458
Omnicare, Inc.	1,193	87,005
Quintiles Transnational Holdings, Inc. †	12,900	759,423
ResMed, Inc.	188	10,539
Salix Pharmaceuticals Ltd. †	1,200	137,928
Stryker Corp.	348	32,827
Team Health Holdings, Inc. †	3,600	207,108
Thermo Fisher Scientific, Inc.	134	16,789
United Therapeutics Corp. †	5,644	730,842
UnitedHealth Group, Inc.	38,915	3,933,917
Universal Health Services, Inc., Class B	7,662	852,474
VCA, Inc. †	10,800	526,716
WellCare Health Plans, Inc. †	2,488	204,165
West Pharmaceutical Services, Inc.	312	16,611
Zimmer Holdings, Inc.	12,678	1,437,939

		57,763,609

Industrials - 12.0%
A. O. Smith Corp.	1,800	101,538
Acuity Brands, Inc.	900	126,063
AGCO Corp.	1,852	83,710
Air Lease Corp.	10,700	367,117
Alaska Air Group, Inc.	25,024	1,495,434
Alliant Techsystems, Inc.	2,578	299,693
AMERCO	1,197	340,259
Avis Budget Group, Inc. †	19,441	1,289,522
Caterpillar, Inc.	32,300	2,956,419
Cintas Corp.	13,662	1,071,647
Civeo Corp.	2,286	9,396

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Industrials - 12.0% (continued)
CSX Corp.	31,000	$1,123,130
Cummins, Inc.	5,606	808,217
Curtiss-Wright Corp.	4,200	296,478
Delta Air Lines, Inc.	64,117	3,153,915
Deluxe Corp.	6,316	393,171
Dun & Bradstreet Corp./The	700	84,672
EMCOR Group, Inc.	734	32,656
EnerSys	4,379	270,272
Esterline Technologies Corp. †	2,441	267,729
Exelis, Inc.	17,312	303,479
FedEx Corp.	17,398	3,021,337
Fluor Corp.	4,600	278,898
GATX Corp.	7,400	425,796
General Dynamics Corp.	21,993	3,026,677
Huntington Ingalls Industries, Inc.	3,388	381,015
IDEX Corp.	2,700	210,168
ITT Corp.	6,496	262,828
JetBlue Airways Corp. †	71,700	1,137,162
Joy Global, Inc.	5,900	274,468
L-3 Communications Holdings, Inc.	6,530	824,151
Lincoln Electric Holdings, Inc.	2,501	172,794
Lockheed Martin Corp.	19,206	3,698,499
Moog, Inc., Class A †	4,500	333,135
MRC Global, Inc. †	705	10,681
Norfolk Southern Corp.	23,400	2,564,874
Northrop Grumman Corp.	20,881	3,077,651
NOW, Inc. †	275	7,076
Oshkosh Corp.	5,997	291,754
Pitney Bowes, Inc.	14,139	344,567
Raytheon Co.	24,089	2,605,707
Robert Half International, Inc.	10,900	636,342
Ryder System, Inc.	6,289	583,934
Snap-on, Inc.	2,522	344,858
Southwest Airlines Co.	56,810	2,404,199
Spirit AeroSystems Holdings, Inc., Class A †	7,737	333,001
Spirit Airlines, Inc. †	8,796	664,802
Stanley Black & Decker, Inc.	11,000	1,056,880
Terex Corp.	4,700	131,036
Textron, Inc.	24,900	1,048,539
Toro Co./The	3,700	236,097
Towers Watson & Co., Class A	500	56,585
Trinity Industries, Inc.	28,526	799,013
Triumph Group, Inc.	183	12,301
Union Pacific Corp.	27,100	3,228,423
United Continental Holdings, Inc. †	29,100	1,946,499
United Rentals, Inc. †	17,008	1,734,986
Valmont Industries, Inc.	109	13,843
WABCO Holdings, Inc. †	3,180	333,200
WW Grainger, Inc.	300	76,467

		53,464,760

Information Technology - 24.7%
Activision Blizzard, Inc.	90,943	1,832,501
Amdocs Ltd.	7,072	329,944
Anixter International, Inc. †	3,100	274,226
Apple, Inc.	184,200	20,331,996
Applied Materials, Inc.	91,900	2,290,148
ARRIS Group, Inc. †	21,000	633,990
Arrow Electronics, Inc. †	6,075	351,682
Aruba Networks, Inc. †	536	9,744
Atmel Corp. †	58,966	495,020
Avnet, Inc.	6,165	265,218

	SHARES	VALUE (Note 4)
Information Technology - 24.7% (continued)
Booz Allen Hamilton Holding Corp.	15,000	$397,950
Broadcom Corp., Class A	50,700	2,196,831
Broadridge Financial Solutions, Inc.	7,300	337,114
Brocade Communications Systems, Inc.	59,863	708,778
CDW Corp.	8,300	291,911
Cisco Systems, Inc.	183,000	5,090,145
Cognizant Technology Solutions Corp., Class A †	19,900	1,047,934
Computer Sciences Corp.	10,732	676,653
Corning, Inc.	104,113	2,387,311
Dolby Laboratories, Inc., Class A	9,300	401,016
DST Systems, Inc.	2,500	235,375
Electronic Arts, Inc. †	36,680	1,724,510
EMC Corp.	110,200	3,277,348
F5 Networks, Inc. †	9,100	1,187,231
Facebook, Inc., Class A †	39,100	3,050,582
Fiserv, Inc. †	12,200	865,834
FLIR Systems, Inc.	2,138	69,079
Freescale Semiconductor Ltd. †	11,226	283,232
Global Payments, Inc.	5,900	476,307
Harris Corp.	5,073	364,343
Hewlett-Packard Co.	95,107	3,816,644
IAC/InterActiveCorp	9,754	592,946
Ingram Micro, Inc., Class A †	12,266	339,032
Intel Corp.	176,688	6,412,008
Jabil Circuit, Inc.	2,817	61,495
Juniper Networks, Inc.	40,400	901,728
KLA-Tencor Corp.	12,260	862,123
Knowles Corp. †	1,135	26,729
Lam Research Corp.	18,656	1,480,167
Lexmark International, Inc., Class A	7,700	317,779
Manhattan Associates, Inc. †	2,700	109,944
Marvell Technology Group Ltd.	41,856	606,912
Mentor Graphics Corp.	3,560	78,035
Microchip Technology, Inc.	11,100	500,721
Micron Technology, Inc. †	72,017	2,521,315
Microsoft Corp.	270,289	12,554,924
Motorola Solutions, Inc.	108	7,245
NCR Corp. †	1,808	52,685
NetApp, Inc.	26,177	1,085,037
NVIDIA Corp.	64,183	1,286,869
ON Semiconductor Corp. †	84,500	855,985
Oracle Corp.	157,164	7,067,665
PTC, Inc. †	6,900	252,885
QUALCOMM, Inc.	19,100	1,419,703
RF Micro Devices, Inc. †	82,900	1,375,311
Rovi Corp. †	2,459	55,549
SanDisk Corp.	21,572	2,113,625
Skyworks Solutions, Inc.	28,442	2,068,018
Symantec Corp.	45,000	1,154,475
Syntel, Inc. †	5,200	233,896
Teradyne, Inc.	15,700	310,703
Texas Instruments, Inc.	46,500	2,486,122
Total System Services, Inc.	5,600	190,176
Ubiquiti Networks, Inc.	6,509	192,927
VeriFone Systems, Inc. †	14,000	520,800
Western Digital Corp.	22,591	2,500,824
Xerox Corp.	110,123	1,526,305
Xilinx, Inc.	2,700	116,883
Zebra Technologies Corp., Class A †	3,800	294,158

		110,234,301

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Materials - 3.0%
Alcoa, Inc.	99,800	$1,575,842
Ball Corp.	16,900	1,152,073
Cabot Corp.	5,300	232,458
Celanese Corp., Series A	8,100	485,676
CF Industries Holdings, Inc.	3,431	935,085
Dow Chemical Co./The	64,472	2,940,568
Eastman Chemical Co.	3,366	255,345
Graphic Packaging Holding Co. †	33,900	461,718
Huntsman Corp.	18,700	425,986
KapStone Paper and Packaging Corp.	8,900	260,859
Packaging Corp. of America	12,880	1,005,284
PPG Industries, Inc.	2,568	593,593
Reliance Steel & Aluminum Co.	782	47,913
Rock-Tenn Co., Class A	6,800	414,664
Scotts Miracle-Gro Co./The, Class A	1,900	118,408
Sealed Air Corp.	4,798	203,579
Sonoco Products Co.	3,000	131,100
Steel Dynamics, Inc.	13,900	274,386
United States Steel Corp.	30,500	815,570
Valspar Corp./The	188	16,258
Westlake Chemical Corp.	11,690	714,142
Worthington Industries, Inc.	2,400	72,216
WR Grace & Co. †	428	40,827

		13,173,550

Telecommunication Services - 0.8%
AT&T, Inc.	45,100	1,514,909
CenturyLink, Inc.	44,500	1,761,310
Frontier Communications Corp.	44,600	297,482
Telephone & Data Systems, Inc.	7,148	180,487

		3,754,188

Utilities - 3.0%
AGL Resources, Inc.	7,500	408,825
American Electric Power Co., Inc.	39,700	2,410,584
CMS Energy Corp.	10,300	357,925
Consolidated Edison, Inc.	17,800	1,174,978
DTE Energy Co.	9,100	785,967
Edison International	27,300	1,787,604
Entergy Corp.	20,300	1,775,844
Exelon Corp.	41,600	1,542,528
PG&E Corp.	24,400	1,299,056
Public Service Enterprise Group, Inc.	28,500	1,180,185
Xcel Energy, Inc.	21,900	786,648

		13,510,144

TOTAL COMMON STOCKS (cost $395,919,224)		417,795,620

MONEY MARKET FUNDS - 5.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $23,333,071)	23,333,071	23,333,071

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.0%
(cost $419,252,295)		441,128,691

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (b)		4,376,886

NET ASSETS - 100.0%		$445,505,577

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	Represents annualized seven-day yield as of December 31, 2014.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR CORE EQUITY FUND

Open futures contracts outstanding at December 31, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
238	Goldman Sachs	S&P 500 E-Mini Futures	3/2015	$24,708,331	$24,423,560	$(284,771)

Cash held as collateral at Goldman Sachs for futures contracts was $944,676 at December 31, 2014.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 97.3%
Consumer Discretionary - 18.5%
1-800-Flowers.com, Inc., Class A †	3,277	$27,003
A. H. Belo Corp., Class A	700	7,266
Aaron’s, Inc.	900	27,513
Abercrombie & Fitch Co., Class A	600	17,184
American Axle & Manufacturing Holdings, Inc. †	1,494	33,750
ANN, Inc. †	1,579	57,602
Asbury Automotive Group, Inc. †	1,032	78,349
Barnes & Noble, Inc. †	2,100	48,762
Big Lots, Inc.	1,444	57,789
Bridgepoint Education, Inc. †	382	4,324
Brown Shoe Co., Inc.	1,655	53,208
Buckle, Inc./The	1,100	57,772
Build-A-Bear Workshop, Inc. †	2,100	42,210
Burlington Stores, Inc. †	700	33,082
Caesars Entertainment Corp. †	700	10,983
Callaway Golf Co.	740	5,698
Capella Education Co.	465	35,786
Career Education Corp. †	3,400	23,664
Cato Corp./The, Class A	1,139	48,043
Cavco Industries, Inc. †	100	7,927
Century Casinos, Inc. †	1,689	8,529
Children’s Place, Inc./The	817	46,569
Christopher & Banks Corp. †	3,128	17,861
Cinedigm Corp., Class A †	2,500	4,050
Citi Trends, Inc. †	1,362	34,391
Collectors Universe, Inc.	1,200	25,032
Columbia Sportswear Co.	1,500	66,810
Cooper Tire & Rubber Co.	2,100	72,765
Cooper-Standard Holding, Inc. †	600	34,728
Core-Mark Holding Co., Inc.	1,028	63,664
Cracker Barrel Old Country Store, Inc.	44	6,193
Crocs, Inc. †	1,200	14,988
CSS Industries, Inc.	240	6,634
Culp, Inc.	400	8,672
Denny’s Corp. †	2,399	24,734
Destination XL Group, Inc. †	934	5,100
DeVry Education Group, Inc.	1,207	57,296
Dex Media, Inc. †	1,600	14,352
Diamond Resorts International, Inc. †	2,000	55,800
Drew Industries, Inc. †	266	13,585
Entercom Communications Corp., Class A †	1,858	22,593
Entravision Communications Corp., Class A	913	5,916
Ethan Allen Interiors, Inc.	900	27,873
EW Scripps Co./The, Class A †	121	2,704
Federal-Mogul Holdings Corp. †	800	12,872
Finish Line, Inc./The, Class A	2,009	48,839
Flexsteel Industries, Inc.	300	9,675
Fred’s, Inc., Class A	730	12,709
FTD Cos., Inc. †	213	7,417
Genesco, Inc. †	660	50,569
Gentherm, Inc. †	1,200	43,944
G-III Apparel Group Ltd. †	737	74,444
Global Sources Ltd. †	800	5,088
Grand Canyon Education, Inc. †	524	24,450
Gray Television, Inc. †	254	2,845
Group 1 Automotive, Inc.	431	38,626
Guess?, Inc.	600	12,648
Harte-Hanks, Inc.	569	4,404
Haverty Furniture Cos., Inc.	543	11,951
Helen of Troy Ltd. †	900	58,554
Houghton Mifflin Harcourt Co. †	1,000	20,710

	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.5% (continued)
Iconix Brand Group, Inc. †	598	$20,206
iRobot Corp. †	100	3,472
Jack in the Box, Inc.	700	55,972
JAKKS Pacific, Inc. †	2,200	14,960
Journal Communications, Inc., Class A †	2,651	30,301
Kirkland’s, Inc. †	627	14,822
La-Z-Boy, Inc.	255	6,844
Lee Enterprises, Inc. †	3,380	12,438
Libbey, Inc. †	500	15,720
Liberty Tax, Inc. †	400	14,296
LifeLock, Inc. †	300	5,553
Lifetime Brands, Inc.	600	10,320
Lithia Motors, Inc., Class A	426	36,930
Marriott Vacations Worldwide Corp.	1,000	74,540
Martha Stewart Living Omnimedia, Inc., Class A †	1,900	8,189
Mattress Firm Holding Corp. †	900	52,272
McClatchy Co./The, Class A †	10,290	34,163
MDC Partners, Inc., Class A	185	4,203
Men’s Wearhouse, Inc./The	300	13,245
Meredith Corp.	150	8,148
Modine Manufacturing Co. †	1,280	17,408
Monarch Casino & Resort, Inc. †	649	10,767
Motorcar Parts of America, Inc. †	1,191	37,028
Movado Group, Inc.	592	16,795
Murphy USA, Inc. †	1,500	103,290
NACCO Industries, Inc., Class A	85	5,046
Nautilus, Inc. †	3,011	45,707
New York Times Co./The, Class A	260	3,437
Nexstar Broadcasting Group, Inc., Class A	246	12,740
Nutrisystem, Inc.	806	15,757
Office Depot, Inc. †	1,900	16,293
Orbitz Worldwide, Inc. †	3,399	27,974
Outerwall, Inc. †	758	57,017
Papa John’s International, Inc.	200	11,160
Perry Ellis International, Inc. †	1,600	41,488
RCI Hospitality Holdings, Inc. †	277	2,776
Regis Corp. †	2,000	33,520
Rent-A-Center, Inc.	500	18,160
Ruby Tuesday, Inc. †	4,100	28,044
Scholastic Corp.	1,248	45,452
Select Comfort Corp. †	1,900	51,357
Shiloh Industries, Inc. †	786	12,364
Shoe Carnival, Inc.	536	13,770
Skechers U.S.A., Inc., Class A †	262	14,476
Skullcandy, Inc. †	1,900	17,461
Smith & Wesson Holding Corp. †	2,229	21,109
Sonic Automotive, Inc., Class A	1,500	40,560
Sonic Corp.	404	11,001
Standard Motor Products, Inc.	711	27,103
Stein Mart, Inc.	442	6,462
Steven Madden Ltd. †	200	6,366
Stoneridge, Inc. †	800	10,288
Strattec Security Corp.	300	24,774
Strayer Education, Inc. †	546	40,557
Superior Industries International, Inc.	254	5,027
Tower International, Inc. †	1,226	31,324
Tuesday Morning Corp. †	567	12,304
Unifi, Inc. †	881	26,192
Universal Electronics, Inc. †	659	42,855
Vera Bradley, Inc. †	900	18,342
ZAGG, Inc. †	4,000	27,160
Zumiez, Inc. †	537	20,744

		3,226,548

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 5.0%
Andersons, Inc./The	700	$37,198
Cal-Maine Foods, Inc.	1,500	58,545
Chiquita Brands International, Inc. (2)†	900	13,014
Coca-Cola Bottling Co. Consolidated	300	26,409
Farmer Bros Co. †	725	21,351
Female Health Co./The	431	1,689
Fresh Del Monte Produce, Inc.	1,400	46,970
Harbinger Group, Inc. †	5,581	79,027
Ingles Markets, Inc., Class A	1,000	37,090
Inter Parfums, Inc.	170	4,666
J&J Snack Foods Corp.	300	32,631
John B. Sanfilippo & Son, Inc.	931	42,360
Liberator Medical Holdings, Inc.	1,800	5,220
Medifast, Inc. †	1,238	41,535
MGP Ingredients, Inc.	1,000	15,860
Nutraceutical International Corp. †	400	8,624
Omega Protein Corp. †	2,237	23,645
Orchids Paper Products Co.	300	8,733
Pantry, Inc./The †	1,400	51,884
Revlon, Inc., Class A †	500	17,080
Sanderson Farms, Inc.	861	72,346
SpartanNash Co.	748	19,553
SUPERVALU, Inc. †	8,407	81,548
USANA Health Sciences, Inc. †	357	36,625
Vector Group Ltd.	3,400	72,454
Weis Markets, Inc.	296	14,155

		870,212

Energy - 4.2%
Abraxas Petroleum Corp. †	11,486	33,769
Adams Resources & Energy, Inc.	100	4,995
Aemetis, Inc. †	1,400	8,106
Alon USA Energy, Inc.	2,500	31,675
C&J Energy Services, Inc. †	1,800	23,778
Callon Petroleum Co. †	3,900	21,255
Carrizo Oil & Gas, Inc. †	536	22,298
Clayton Williams Energy, Inc. †	200	12,760
Contango Oil & Gas Co. †	300	8,772
Delek US Holdings, Inc.	1,600	43,648
Forum Energy Technologies, Inc. †	800	16,584
Green Plains, Inc.	1,686	41,779
Helix Energy Solutions Group, Inc. †	900	19,530
ION Geophysical Corp. †	6,100	16,775
Matador Resources Co. †	1,100	22,253
Matrix Service Co. †	1,131	25,244
Natural Gas Services Group, Inc. †	200	4,608
Newpark Resources, Inc. †	1,700	16,218
Panhandle Oil and Gas, Inc., Class A	1,300	30,264
PBF Energy, Inc., Class A	2,700	71,928
PetroQuest Energy, Inc. †	5,100	19,074
PHI, Inc. †	300	11,220
Pioneer Energy Services Corp. †	6,000	33,240
Renewable Energy Group, Inc. †	429	4,165
REX American Resources Corp. †	501	31,047
Teekay Tankers Ltd., Class A	6,500	32,890
Tesco Corp.	1,871	23,986
Triangle Petroleum Corp. †	2,200	10,516
VAALCO Energy, Inc. †	4,700	21,432
Vertex Energy, Inc. †	5,300	22,207
Warren Resources, Inc. †	7,703	12,402
Westmoreland Coal Co. †	800	26,568
Willbros Group, Inc. †	1,600	10,032

		735,018

Financials - 19.3%
1st Source Corp.	498	17,086

	SHARES	VALUE (Note 4)
Financials - 19.3% (continued)
Ambac Financial Group, Inc. †	2,100	$51,450
American Equity Investment Life Holding Co.	2,274	66,378
Ameris Bancorp	517	13,256
AMERISAFE, Inc.	300	12,708
Apollo Investment Corp.	8,000	59,360
Argo Group International Holdings Ltd.	1,034	57,356
Arlington Asset Investment Corp., Class A	1,400	37,254
Ashford Hospitality Trust, Inc. REIT	3,746	39,258
Ashford, Inc. †	43	4,042
Aspen Insurance Holdings Ltd.	600	26,262
Associated Estates Realty Corp. REIT	1,800	41,778
Astoria Financial Corp.	400	5,344
BancFirst Corp.	200	12,678
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	716	21,552
Banner Corp.	72	3,097
BGC Partners, Inc., Class A	6,677	61,095
BlackRock Kelso Capital Corp.	2,200	18,040
BNC Bancorp	1,200	20,652
BofI Holding, Inc. †	149	11,594
Boston Private Financial Holdings, Inc.	900	12,123
Bryn Mawr Bank Corp.	600	18,780
Capital Southwest Corp.	700	26,537
Chatham Lodging Trust REIT	1,000	28,970
Chemical Financial Corp.	278	8,518
City Holding Co.	300	13,959
CoBiz Financial, Inc.	404	5,305
Community Trust Bancorp, Inc.	367	13,436
ConnectOne Bancorp, Inc.	1,000	19,000
Cowen Group, Inc., Class A †	7,405	35,544
Credit Acceptance Corp. †	390	53,200
Customers Bancorp, Inc. †	1,020	19,849
Eagle Bancorp, Inc. †	520	18,470
EMC Insurance Group, Inc.	425	15,070
Encore Capital Group, Inc. †	400	17,760
Endurance Specialty Holdings Ltd.	1,476	88,324
Enterprise Financial Services Corp.	506	9,983
EverBank Financial Corp.	1,622	30,915
FBL Financial Group, Inc., Class A	551	31,975
FBR & Co. †	469	11,533
Federal Agricultural Mortgage Corp., Class C	448	13,592
Federated National Holding Co.	1,400	33,824
FelCor Lodging Trust, Inc. REIT	1,200	12,984
Fidelity Southern Corp.	625	10,069
Fifth Street Finance Corp.	2,100	16,821
Financial Institutions, Inc.	774	19,466
First Bancorp	400	7,388
First Busey Corp.	1,200	7,812
First Business Financial Services, Inc.	200	9,582
First Citizens BancShares, Inc., Class A	73	18,454
First Commonwealth Financial Corp.	2,000	18,440
First Defiance Financial Corp.	451	15,361
First Financial Northwest, Inc.	900	10,836
First Interstate BancSystem, Inc.	764	21,254
First Merchants Corp.	827	18,814
Firsthand Technology Value Fund, Inc.	837	15,610
Flagstar Bancorp, Inc. †	1,317	20,716
Flushing Financial Corp.	790	16,013
German American Bancorp, Inc.	300	9,156
Gladstone Capital Corp.	2,240	18,525
Gladstone Investment Corp.	2,722	19,054
Greenlight Capital Re Ltd., Class A (Cayman Islands) †	1,243	40,584

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Financials - 19.3% (continued)
GSV Capital Corp. †	1,600	$13,808
Hanmi Financial Corp.	480	10,469
Hanover Insurance Group, Inc./The	317	22,608
HCI Group, Inc.	410	17,728
Heartland Financial USA, Inc.	197	5,339
Hercules Technology Growth Capital, Inc.	1,670	24,850
Hilltop Holdings, Inc. †	2,199	43,870
Horace Mann Educators Corp.	1,505	49,936
Iberiabank Corp.	200	12,970
Independent Bank Corp.	995	12,985
Infinity Property & Casualty Corp.	200	15,452
International Bancshares Corp.	1,054	27,973
Investment Technology Group, Inc. †	1,499	31,209
Janus Capital Group, Inc.	2,300	37,099
Kansas City Life Insurance Co.	300	14,409
KCAP Financial, Inc.	2,400	16,368
Kemper Corp.	1,210	43,693
Ladenburg Thalmann Financial Services, Inc. †	6,045	23,878
Lakeland Financial Corp.	456	19,822
Maiden Holdings Ltd.	3,802	48,628
Main Street Capital Corp.	700	20,468
MainSource Financial Group, Inc.	1,200	25,104
MBIA, Inc. †	5,200	49,608
Medallion Financial Corp.	295	2,953
Mercantile Bank Corp.	500	10,510
Mercury General Corp.	200	11,334
Meta Financial Group, Inc.	436	15,277
Montpelier Re Holdings Ltd.	1,960	70,207
National Western Life Insurance Co., Class A	161	43,349
Navigators Group, Inc./The †	420	30,803
Nelnet, Inc., Class A	1,308	60,600
New Mountain Finance Corp.	2,880	43,027
OHA Investment Corp.	487	2,284
OneBeacon Insurance Group Ltd., Class A	3,600	58,320
Oppenheimer Holdings, Inc., Class A	400	9,300
Pacific Continental Corp.	500	7,090
PennantPark Investment Corp.	2,900	27,637
PHH Corp. †	1,900	45,524
Phoenix Cos., Inc./The †	457	31,474
Piper Jaffray Cos. †	850	49,377
Primerica, Inc.	1,330	72,166
PrivateBancorp, Inc.	1,500	50,100
Provident Financial Holdings, Inc.	289	4,373
Provident Financial Services, Inc.	800	14,448
Radian Group, Inc.	1,372	22,940
Renasant Corp.	209	6,046
S&T Bancorp, Inc.	606	18,065
Safety Insurance Group, Inc.	329	21,059
Sandy Spring Bancorp, Inc.	342	8,919
Select Income REIT	400	9,764
Southside Bancshares, Inc.	715	20,671
St. Joe Co./The †	2,500	45,975
StanCorp Financial Group, Inc.	219	15,299
State Auto Financial Corp.	700	15,554
Stewart Information Services Corp.	539	19,965
Stock Yards Bancorp, Inc.	300	10,002
Symetra Financial Corp.	1,085	25,009
TCF Financial Corp.	2,600	41,314
TCP Capital Corp.	1,400	23,492
Texas Capital Bancshares, Inc. †	162	8,801
TICC Capital Corp.	3,459	26,046

	SHARES	VALUE (Note 4)
Financials - 19.3% (continued)
Trico Bancshares	541	$13,363
TrustCo Bank Corp.	1,200	8,712
Union Bankshares Corp.	369	8,886
United Community Financial Corp.	3,100	16,647
United Fire Group, Inc.	424	12,606
United Insurance Holdings Corp.	2,100	46,095
Universal Insurance Holdings, Inc.	2,745	56,135
Univest Corp. of Pennsylvania	400	8,096
Virtus Investment Partners, Inc.	100	17,049
Washington Trust Bancorp, Inc.	200	8,036
Waterstone Financial, Inc.	300	3,945
Webster Financial Corp.	900	29,277
WesBanco, Inc.	647	22,516
Western Alliance Bancorp †	549	15,262
Wilshire Bancorp, Inc.	833	8,438
Winthrop Realty Trust REIT	900	14,031
Wintrust Financial Corp.	600	28,056
World Acceptance Corp. †	117	9,296
WSFS Financial Corp.	188	14,455

		3,362,095

Health Care - 7.1%
Addus HomeCare Corp. †	601	14,586
Affymetrix, Inc. †	1,600	15,792
Albany Molecular Research, Inc. †	198	3,223
Alliance HealthCare Services, Inc. †	364	7,640
Almost Family, Inc. †	705	20,410
Amedisys, Inc. †	876	25,711
Amsurg Corp. †	400	21,892
Anacor Pharmaceuticals, Inc. †	300	9,675
ANI Pharmaceuticals, Inc. †	300	16,917
Anika Therapeutics, Inc. †	829	33,774
BioTelemetry, Inc. †	1,071	10,742
Cambrex Corp. †	1,012	21,879
Cardiovascular Systems, Inc. †	131	3,941
Chemed Corp.	400	42,268
Computer Programs & Systems, Inc.	300	18,225
CONMED Corp.	500	22,480
CorVel Corp. †	424	15,781
CryoLife, Inc.	2,163	24,507
Depomed, Inc. †	1,100	17,721
Emergent Biosolutions, Inc. †	635	17,291
Ensign Group, Inc./The	1,000	44,390
Fonar Corp. †	584	6,074
Globus Medical, Inc., Class A †	600	14,262
Greatbatch, Inc. †	581	28,643
Hill-Rom Holdings, Inc.	500	22,810
ICU Medical, Inc. †	200	16,380
Impax Laboratories, Inc. †	200	6,336
Insys Therapeutics, Inc. †	793	33,433
Integra LifeSciences Holdings Corp. †	300	16,269
Kindred Healthcare, Inc.	992	18,035
Lannett Co., Inc. †	1,500	64,320
LHC Group, Inc. †	437	13,626
Ligand Pharmaceuticals, Inc. †	100	5,321
Magellan Health, Inc. †	128	7,684
MedAssets, Inc. †	532	10,512
Merit Medical Systems, Inc. †	600	10,398
Molina Healthcare, Inc. †	1,258	67,341
Myriad Genetics, Inc. †	2,320	79,019
National Healthcare Corp.	300	18,852
Natus Medical, Inc. †	1,300	46,852
NuVasive, Inc. †	1,286	60,648
Omnicell, Inc. †	1,200	39,744
PDL BioPharma, Inc.	6,734	51,919
PharMerica Corp. †	611	12,654

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Health Care - 7.1% (continued)
Providence Service Corp./The †	319	$11,624
RadNet, Inc. †	4,700	40,138
Repligen Corp. †	625	12,375
SciClone Pharmaceuticals, Inc. †	3,100	27,156
Select Medical Holdings Corp.	4,500	64,800
Vascular Solutions, Inc. †	727	19,745

		1,235,815

Industrials - 15.2%
AAON, Inc.	150	3,358
ACCO Brands Corp. †	6,600	59,466
Aceto Corp.	266	5,772
Aegion Corp. †	737	13,716
Aerovironment, Inc. †	500	13,625
Air Transport Services Group, Inc. †	2,700	23,112
Aircastle Ltd.	600	12,822
Alamo Group, Inc.	324	15,694
Albany International Corp., Class A	81	3,077
Allegiant Travel Co.	200	30,066
Altra Industrial Motion Corp.	769	21,832
American Railcar Industries, Inc.	666	34,299
American Woodmark Corp. †	800	32,352
ARC Document Solutions, Inc. †	2,873	29,362
ARC Group Worldwide, Inc. †	700	7,098
ArcBest Corp.	1,141	52,908
Argan, Inc.	906	30,478
Arotech Corp. †	9,300	21,576
Astronics Corp. †	400	22,124
Atlas Air Worldwide Holdings, Inc. †	400	19,720
Blount International, Inc. †	1,700	29,869
Briggs & Stratton Corp.	1,500	30,630
Brink’s Co./The	165	4,028
Broadwind Energy, Inc. †	1,264	6,813
Builders FirstSource, Inc. †	1,700	11,679
CBIZ, Inc. †	713	6,103
CDI Corp.	1,000	17,710
Ceco Environmental Corp.	400	6,216
Celadon Group, Inc.	700	15,883
CIRCOR International, Inc.	323	19,470
Columbus McKinnon Corp.	868	24,339
Comfort Systems USA, Inc.	375	6,420
Con-way, Inc.	400	19,672
Courier Corp.	600	8,952
Covenant Transportation Group, Inc., Class A †	1,200	32,532
CRA International, Inc. †	1,300	39,416
CTPartners Executive Search, Inc. †	1,600	24,304
Deluxe Corp.	225	14,006
Douglas Dynamics, Inc.	1,900	40,717
Ducommun, Inc. †	728	18,404
Dynamic Materials Corp.	195	3,124
Encore Wire Corp.	300	11,199
Engility Holdings, Inc. †	880	37,664
Enphase Energy, Inc. †	2,400	34,296
Federal Signal Corp.	2,540	39,218
Franklin Covey Co. †	300	5,808
G&K Services, Inc., Class A	96	6,802
GenCorp, Inc. †	480	8,784
Gibraltar Industries, Inc. †	1,290	20,975
Greenbrier Cos., Inc./The	1,200	64,476
Griffon Corp.	1,300	17,290
H&E Equipment Services, Inc.	1,058	29,719
Hardinge, Inc.	179	2,134
Hawaiian Holdings, Inc. †	2,793	72,758
Heidrick & Struggles International, Inc.	1,000	23,050
Herman Miller, Inc.	412	12,125

	SHARES	VALUE (Note 4)
Industrials - 15.2% (continued)
Hillenbrand, Inc.	1,400	$48,300
HNI Corp.	600	30,636
Hurco Cos., Inc.	500	17,045
Huron Consulting Group, Inc. †	733	50,130
Hyster-Yale Materials Handling, Inc.	233	17,056
ICF International, Inc. †	526	21,555
Insteel Industries, Inc.	800	18,864
John Bean Technologies Corp.	230	7,558
Kadant, Inc.	770	32,871
Kaman Corp.	800	32,072
Kelly Services, Inc., Class A	267	4,544
Kforce, Inc.	864	20,848
Kimball International, Inc., Class B	2,064	18,824
Knoll, Inc.	800	16,936
Korn/Ferry International †	1,700	48,892
LB Foster Co., Class A	416	20,205
Lindsay Corp.	400	34,296
Lydall, Inc. †	1,507	49,460
Manitex International, Inc. †	1,083	13,765
Marten Transport Ltd.	300	6,558
Meritor, Inc. †	4,000	60,600
Multi-Color Corp.	600	33,252
MYR Group, Inc. †	722	19,783
Navigant Consulting, Inc. †	1,102	16,938
NN, Inc.	763	15,687
Northwest Pipe Co. †	230	6,928
Orion Marine Group, Inc. †	341	3,768
PAM Transportation Services, Inc. †	500	25,920
Park-Ohio Holdings Corp.	526	33,154
Patrick Industries, Inc. †	606	26,652
Powell Industries, Inc.	103	5,054
Primoris Services Corp.	1,200	27,888
Quality Distribution, Inc. †	2,001	21,291
Quanex Building Products Corp.	400	7,512
Republic Airways Holdings, Inc. †	1,400	20,426
Resources Connection, Inc.	900	14,805
RPX Corp. †	2,276	31,363
Rush Enterprises, Inc., Class A †	1,446	46,344
Saia, Inc. †	300	16,608
Sparton Corp. †	600	17,004
Standex International Corp.	600	46,356
Steelcase, Inc., Class A	3,007	53,976
TASER International, Inc. †	839	22,217
TrueBlue, Inc. †	883	19,647
Tutor Perini Corp. †	1,646	39,619
UniFirst Corp.	289	35,099
United Stationers, Inc.	300	12,648
Universal Forest Products, Inc.	400	21,280
US Ecology, Inc.	300	12,036
Vicor Corp. †	800	9,680
VSE Corp.	200	13,180
Wabash National Corp. †	1,931	23,867
West Corp.	2,600	85,800
Willdan Group, Inc. †	2,100	28,329
Xerium Technologies, Inc. †	853	13,460
YRC Worldwide, Inc. †	1,700	38,233

		2,655,861

Information Technology - 20.8%
Advanced Energy Industries, Inc. †	1,546	36,640
Amkor Technology, Inc. †	9,316	66,144
Aruba Networks, Inc. †	2,100	38,178
Autobytel, Inc. †	2,000	21,800
AVX Corp.	265	3,710
Bel Fuse, Inc., Class B	400	10,936
Benchmark Electronics, Inc. †	2,212	56,273

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.8% (continued)
Black Box Corp.	400	$9,560
Blackhawk Network Holdings, Inc. †	1,100	42,680
Brooks Automation, Inc.	2,300	29,325
Cabot Microelectronics Corp. †	500	23,660
CACI International, Inc., Class A †	852	73,425
CalAmp Corp. †	612	11,200
Cascade Microtech, Inc. †	1,650	24,106
CEVA, Inc. †	500	9,070
Cirrus Logic, Inc. †	3,100	73,067
comScore, Inc. †	700	32,501
Comtech Telecommunications Corp.	900	28,368
Constant Contact, Inc. †	600	22,020
Convergys Corp.	1,834	37,359
CSG Systems International, Inc.	749	18,777
CTS Corp.	300	5,349
Cypress Semiconductor Corp. †	1,800	25,704
Daktronics, Inc.	1,220	15,262
Dice Holdings, Inc. †	1,700	17,017
Digital River, Inc. †	500	12,365
Diodes, Inc. †	1,700	46,869
DTS, Inc. †	500	15,375
Ebix, Inc.	2,500	42,475
Electronics For Imaging, Inc. †	1,311	56,150
Emulex Corp. †	3,000	17,010
EnerNOC, Inc. †	1,638	25,307
Entegris, Inc. †	980	12,946
ePlus, Inc. †	400	30,276
Euronet Worldwide, Inc. †	100	5,490
ExlService Holdings, Inc. †	500	14,355
Fabrinet (Thailand) †	459	8,143
Fairchild Semiconductor International, Inc. †	4,900	82,712
FormFactor, Inc. †	2,463	21,182
Global Cash Access Holdings, Inc. †	1,593	11,390
GSI Group, Inc. †	2,376	34,975
Hackett Group, Inc./The	823	7,234
Hutchinson Technology, Inc. (2)†	3,900	13,650
iGATE Corp. †	656	25,899
Imation Corp. †	1,500	5,685
Information Services Group, Inc. †	1,361	5,743
Inphi Corp. †	2,100	38,808
Insight Enterprises, Inc. †	1,451	37,566
Integrated Device Technology, Inc. †	4,600	90,160
Integrated Silicon Solution, Inc.	1,883	31,201
InterDigital, Inc.	800	42,320
Intersil Corp., Class A	3,912	56,607
IXYS Corp.	1,400	17,640
j2 Global, Inc.	861	53,382
Kimball Electronics, Inc. †	723	8,690
Lattice Semiconductor Corp. †	8,400	57,876
Lexmark International, Inc., Class A	693	28,600
Lionbridge Technologies, Inc. †	5,400	31,050
Littelfuse, Inc.	200	19,334
LogMeIn, Inc. †	800	39,472
Manhattan Associates, Inc. †	600	24,432
ManTech International Corp., Class A	1,211	36,609
Marchex, Inc., Class B	4,000	18,360
MaxLinear, Inc., Class A †	2,700	20,007
Mentor Graphics Corp.	2,810	61,595
Methode Electronics, Inc.	1,588	57,978
MicroStrategy, Inc., Class A †	100	16,240
MKS Instruments, Inc.	1,700	62,220
Monolithic Power Systems, Inc.	700	34,818
Monotype Imaging Holdings, Inc.	91	2,624
Monster Worldwide, Inc. †	3,700	17,094

	SHARES	VALUE (Note 4)
Information Technology - 20.8% (continued)
NETGEAR, Inc. †	1,300	$46,254
NetScout Systems, Inc. †	1,255	45,858
Newport Corp. †	1,667	31,856
OmniVision Technologies, Inc. †	2,300	59,800
OSI Systems, Inc. †	200	14,154
PC Connection, Inc.	633	15,540
Perceptron, Inc.	500	4,975
Perficient, Inc. †	700	13,041
Pericom Semiconductor Corp. †	2,400	32,496
Photronics, Inc. †	3,412	28,354
Pixelworks, Inc. †	1,900	8,664
Planar Systems, Inc. †	4,300	35,991
Plantronics, Inc.	1,112	58,958
Plexus Corp. †	993	40,922
PMC-Sierra, Inc. †	6,400	58,624
Polycom, Inc. †	5,000	67,500
PRGX Global, Inc. †	1,300	7,436
Quantum Corp. †	9,600	16,896
RealD, Inc. †	1,400	16,520
RF Industries Ltd.	1,207	4,912
Rovi Corp. †	2,900	65,511
Sanmina Corp. †	3,160	74,355
ScanSource, Inc. †	479	19,237
Sigma Designs, Inc. †	3,200	23,680
Silicon Image, Inc. †	2,400	13,248
Stamps.com, Inc. †	126	6,047
Super Micro Computer, Inc. †	1,557	54,308
Sykes Enterprises, Inc. †	1,620	38,021
Synaptics, Inc. †	300	20,652
Synchronoss Technologies, Inc. †	400	16,744
SYNNEX Corp.	345	26,965
Take-Two Interactive Software, Inc. †	3,364	94,293
Tech Data Corp. †	1,400	88,522
TechTarget, Inc. †	1,600	18,192
TeleTech Holdings, Inc. †	714	16,908
Tessco Technologies, Inc.	397	11,513
Tessera Technologies, Inc.	1,200	42,912
Ubiquiti Networks, Inc.	171	5,068
Ultra Clean Holdings, Inc. †	1,956	18,152
Unisys Corp. †	927	27,328
United Online, Inc. †	1,308	19,031
VASCO Data Security International, Inc. †	1,600	45,136
Verint Systems, Inc. †	200	11,656
Virtusa Corp. †	400	16,668
Vishay Intertechnology, Inc.	5,400	76,410
Westell Technologies, Inc., Class A †	2,800	4,200
Xcerra Corp. †	2,500	22,900
Zhone Technologies, Inc. †	4,097	7,252

		3,625,705

Materials - 4.4%
A Schulman, Inc.	996	40,368
Advanced Emissions Solutions, Inc. †	500	11,395
AK Steel Holding Corp. †	6,000	35,640
Boise Cascade Co. †	1,700	63,155
Century Aluminum Co. †	2,600	63,440
Clearwater Paper Corp. †	855	58,610
Commercial Metals Co.	600	9,774
Ferro Corp. †	2,100	27,216
Flotek Industries, Inc. †	1,094	20,491
Gold Resource Corp.	5,700	19,266
Handy & Harman Ltd. †	500	23,015
Innophos Holdings, Inc.	900	52,605
Kaiser Aluminum Corp.	700	50,001
KapStone Paper and Packaging Corp.	600	17,586

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	December 31, 2014 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR SMALL CAP CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Materials - 4.4% (continued)
Kraton Performance Polymers, Inc. †	400	$8,316
Materion Corp.	500	17,615
Minerals Technologies, Inc.	59	4,097
Myers Industries, Inc.	230	4,048
Neenah Paper, Inc.	808	48,698
Noranda Aluminum Holding Corp.	4,800	16,896
Olin Corp.	2,048	46,633
Olympic Steel, Inc.	350	6,223
OMNOVA Solutions, Inc. †	1,357	11,046
PH Glatfelter Co.	386	9,870
Quaker Chemical Corp.	141	12,978
Stillwater Mining Co. †	2,900	42,746
Trecora Resources †	700	10,290
United States Lime & Minerals, Inc.	200	14,572
US Concrete, Inc. †	273	7,767
US Silica Holdings, Inc.	663	17,032

		771,389

Telecommunication Services - 1.7%
8x8, Inc. †	750	6,870
Atlantic Tele-Network, Inc.	16	1,081
Cincinnati Bell, Inc. †	7,500	23,925
FairPoint Communications, Inc. †	1,500	21,315
General Communication, Inc., Class A †	1,300	17,875
Hawaiian Telcom Holdco, Inc. †	300	8,271
IDT Corp., Class B	795	16,146
Inteliquent, Inc.	2,075	40,732
Iridium Communications, Inc. †	4,600	44,850
Lumos Networks Corp.	500	8,410
Premiere Global Services, Inc. †	1,832	19,456
Shenandoah Telecommunications Co.	304	9,500
Spok Holdings, Inc.	1,446	25,103
Straight Path Communications, Inc., Class B †	200	3,790
Telephone & Data Systems, Inc.	700	17,675
Vonage Holdings Corp. †	10,264	39,106

		304,105

Utilities - 1.1%
Avista Corp.	1,500	53,025
Empire District Electric Co./The	500	14,870
New Jersey Resources Corp.	700	42,840
Portland General Electric Co.	2,300	87,009

		197,744

TOTAL COMMON STOCKS (cost $15,705,726)		16,984,492

EXCHANGE-TRADED FUNDS - 1.0%
iShares Russell 2000 ETF
(cost $171,385)	1,479	176,992

RIGHTS - 0.0% (a)

Health Care - 0.0% (a)
Providence Service Corp./The (3)†(b)
(cost $—)	13	—

MONEY MARKET FUNDS - 0.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(c)
(cost $62,664)	62,664	62,664

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.7% (cost $15,939,775)		17,224,148

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		218,045

NET ASSETS - 100.0%		$17,442,193

†	Non income-producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of December 31, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of December 31, 2014.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 4)

COMMON STOCKS - 96.7%
Australia - 2.6%
Caltex Australia Ltd.	5,416	$150,278
Macquarie Group Ltd.	5,671	267,426
Orica Ltd.	8,006	122,681
Tatts Group Ltd.	823	2,315
Telstra Corp. Ltd.	126,638	614,806
Woodside Petroleum Ltd.	8,024	248,161

		1,405,667

Austria - 0.2%
ANDRITZ AG	484	26,608
Flughafen Wien AG	67	6,280
Strabag SE	723	15,883
Voestalpine AG	967	38,209
Wienerberger AG	3,230	44,424

		131,404

Belgium - 0.9%
Ageas	1,578	56,106
Belgacom SA	3,860	140,054
bpost SA	5,590	140,424
Delhaize Group SA	1,847	134,508
KBC Groep NV †	581	32,426

		503,518

Canada - 13.2%
Agrium, Inc. (1)	1,400	132,553
Alimentation Couche-Tard, Inc., Class B (1)	12,082	506,346
Bank of Montreal (1)	6,900	488,072
Bank of Nova Scotia/The (1)	2,300	131,273
Brookfield Asset Management, Inc., Class A (1)	9,400	471,052
Canadian Imperial Bank of Commerce (1)	5,000	429,678
Canadian Natural Resources Ltd. (1)	7,700	238,065
Canadian Tire Corp. Ltd., Class A (1)	790	83,461
CCL Industries, Inc., Class B (1)	1,300	140,843
Encana Corp. (1)	13,200	183,718
Fairfax Financial Holdings Ltd. (1)	200	104,799
Finning International, Inc. (1)	4,600	99,895
Genworth MI Canada, Inc. (1)	7,200	229,175
Gildan Activewear, Inc. (1)	90	5,090
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,438	93,235
Loblaw Cos., Ltd. (1)	5,100	272,910
Magna International, Inc. (1)	4,454	482,625
Manulife Financial Corp. (1)	14,702	280,677
Methanex Corp. (1)	3,000	137,812
National Bank of Canada (1)	6,000	255,328
Open Text Corp. (1)	2,400	139,666
Pengrowth Energy Corp. (1)	9,500	29,928
Precision Drilling Corp. (1)	12,000	72,921
Royal Bank of Canada (1)	7,400	511,083
Stantec, Inc. (1)	3,800	104,436
Sun Life Financial, Inc. (1)	6,555	236,517
Suncor Energy, Inc. (1)	10,600	336,667
Toronto-Dominion Bank/The (1)	20,800	993,810
West Fraser Timber Co., Ltd. (1)	952	54,467

		7,246,102

China - 0.1%
FIH Mobile Ltd. †	96,000	43,044

	SHARES	VALUE (Note 4)
Denmark - 2.0%
AP Moeller - Maersk A/S, Class B	184	$365,967
Danske Bank A/S	9,081	245,513
Pandora A/S	2,620	212,370
TDC A/S	4,162	31,743
Tryg A/S	676	75,534
Vestas Wind Systems A/S †	5,004	181,729

		1,112,856

Finland - 0.8%
Fortum OYJ	9,126	198,140
Huhtamaki OYJ	1,511	39,753
Neste Oil OYJ	3,011	73,341
Sampo OYJ, A Shares	1,584	74,154
UPM-Kymmene OYJ	3,706	60,734

		446,122

France - 5.6%
AXA SA	13,387	308,477
BNP Paribas SA	4,474	264,118
Bouygues SA	1,362	49,179
Cap Gemini SA	1,530	109,421
Cie Generale des Etablissements Michelin	481	43,418
Credit Agricole SA	5,900	76,160
Electricite de France SA	4,079	112,288
GDF Suez	18,144	423,101
Natixis SA	22,361	147,552
Orange SA	18,783	319,437
Renault SA	709	51,641
Safran SA	1,893	116,789
Sanofi	391	35,648
Societe Generale SA	3,885	162,588
Suez Environnement Co.	5,495	95,741
Total SA	12,316	630,974
Zodiac Aerospace	3,181	107,097

		3,053,629

Germany - 3.0%
Allianz SE	2,892	478,991
Commerzbank AG †	3,615	47,416
Continental AG	1,674	353,085
Daimler AG	1,715	142,438
Deutsche Telekom AG	3,037	48,593
Infineon Technologies AG	7,367	77,957
Muenchener Rueckversicherungs AG	1,374	273,615
ProSiebenSat.1 Media AG	1,324	55,321
RWE AG	2,236	69,013
Talanx AG	3,356	102,249

		1,648,678

Hong Kong - 3.4%
Cheung Kong Holdings Ltd.	14,000	234,456
Galaxy Entertainment Group Ltd.	4,000	22,227
Henderson Land Development Co., Ltd.	21,210	147,415
Hutchison Whampoa Ltd.	20,000	228,631
Johnson Electric Holdings Ltd.	15,500	56,814
Kerry Properties Ltd.	1,000	3,608
Link REIT/The REIT	23,500	146,540
MGM China Holdings Ltd.	13,600	34,339
NWS Holdings Ltd.	18,000	33,016
PCCW Ltd.	81,000	55,152

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 3.4% (continued)
Sino Land Co., Ltd.	86,000	$138,056
SJM Holdings Ltd.	32,000	50,589
Sun Hung Kai Properties Ltd.	13,000	196,956
Swire Properties Ltd.	39,200	115,343
Techtronic Industries Co., Ltd.	16,500	52,933
Wharf Holdings Ltd./The	10,000	71,791
Wheelock & Co., Ltd.	9,000	41,786
Wynn Macau Ltd.	40,800	113,826
Yue Yuen Industrial Holdings Ltd.	34,500	124,055

		1,867,533

Italy - 4.1%
Assicurazioni Generali SpA	4,452	91,412
Banco Popolare SC †	13,307	160,106
Enel SpA	65,495	291,945
Eni SpA	19,455	340,783
GTECH SpA	2,437	54,415
Intesa Sanpaolo SpA	136,656	396,426
Mediobanca SpA	6,777	55,067
Parmalat SpA	28,460	82,173
Pirelli & C. SpA	9,640	130,019
UniCredit SpA	49,282	315,681
Unione di Banche Italiane SCpA	25,665	183,563
UnipolSai SpA	61,823	166,450

		2,268,040

Japan - 32.6%
77 Bank Ltd./The	12,000	63,066
Aiful Corp. †	22,900	77,173
Aisin Seiki Co., Ltd.	1,200	43,114
Alfresa Holdings Corp.	9,300	112,306
Alps Electric Co., Ltd.	8,900	168,231
Aozora Bank Ltd.	59,000	182,637
Asahi Kasei Corp.	30,000	273,673
Astellas Pharma, Inc.	30,400	423,232
Bandai Namco Holdings, Inc.	12,500	264,641
Bridgestone Corp.	7,300	253,178
Brother Industries Ltd.	8,300	150,457
Canon Marketing Japan, Inc.	6,400	108,465
Canon, Inc.	8,800	279,697
Casio Computer Co., Ltd.	4,900	74,957
Central Japan Railway Co.	2,900	434,641
Chugoku Bank Ltd./The	3,000	40,893
Citizen Holdings Co., Ltd.	20,800	160,044
Coca-Cola East Japan Co., Ltd.	2,700	41,225
COMSYS Holdings Corp.	8,000	109,438
Daiichikosho Co., Ltd.	2,800	75,917
Daito Trust Construction Co., Ltd.	1,400	158,813
DIC Corp.	17,000	40,756
Ezaki Glico Co., Ltd.	2,000	69,915
FamilyMart Co., Ltd.	3,400	128,057
Fuji Electric Co., Ltd.	11,000	43,856
Fuji Heavy Industries Ltd.	7,200	254,779
FUJIFILM Holdings Corp.	7,500	228,852
Fujitsu Ltd.	46,000	245,257
Glory Ltd.	4,900	132,011
Gree, Inc.	9,400	56,586
GungHo Online Entertainment, Inc.	5,500	19,913
Gunma Bank Ltd./The	7,000	45,427
Hachijuni Bank Ltd./The	7,000	44,965
Hakuhodo DY Holdings, Inc.	12,900	123,452
Haseko Corp.	15,600	125,469
Heiwa Corp.	7,400	147,444
Hikari Tsushin, Inc.	900	54,742

	SHARES	VALUE (Note 4)
Japan - 32.6% (continued)
Hino Motors Ltd.	2,000	$26,327
Hiroshima Bank Ltd./The	11,000	52,356
Hitachi Capital Corp.	3,100	68,229
Hitachi High-Technologies Corp.	5,300	152,251
Hitachi Metals Ltd.	6,000	101,945
Hokuhoku Financial Group, Inc.	72,000	145,191
Hoshizaki Electric Co., Ltd.	2,900	139,745
Hoya Corp.	6,900	233,391
Ibiden Co., Ltd.	8,000	118,129
Inpex Corp.	17,300	192,600
Isuzu Motors Ltd.	15,100	183,923
ITOCHU Corp.	27,900	297,835
Iwatani Corp.	27,000	176,910
Iyo Bank Ltd./The	4,000	43,323
Japan Airlines Co., Ltd.	12,800	379,508
Japan Aviation Electronics Industry Ltd.	9,000	196,625
JGC Corp.	3,000	61,760
Joyo Bank Ltd./The	6,000	29,711
JTEKT Corp.	3,200	53,855
Juroku Bank Ltd./The	6,000	21,237
Kaken Pharmaceutical Co., Ltd.	6,000	116,017
Kao Corp.	4,800	189,286
KDDI Corp.	5,700	358,097
Keiyo Bank Ltd./The	5,000	27,903
Kobe Steel Ltd.	49,000	84,402
Koito Manufacturing Co., Ltd.	2,000	61,184
Komatsu Ltd.	6,100	134,858
Konica Minolta, Inc.	19,300	210,293
Kose Corp.	4,000	156,361
Mazda Motor Corp.	6,300	151,298
MEIJI Holdings Co., Ltd.	1,000	90,979
Minebea Co., Ltd.	15,000	221,519
Mitsubishi Corp.	8,300	151,891
Mitsubishi Electric Corp.	28,000	332,586
Mitsubishi Motors Corp.	16,300	148,908
Mitsubishi Tanabe Pharma Corp.	14,800	216,947
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,800	116,630
Mitsui & Co., Ltd.	17,900	239,737
Murata Manufacturing Co., Ltd.	2,900	316,451
NGK Spark Plug Co., Ltd.	2,700	82,041
NH Foods Ltd.	9,000	196,905
Nippon Paint Holdings Co., Ltd.	3,000	86,934
Nippon Paper Industries Co., Ltd.	4,100	58,885
Nippon Telegraph & Telephone Corp.	8,700	444,419
Nissan Motor Co., Ltd.	15,300	133,443
Nissan Shatai Co., Ltd.	3,100	37,625
Nitori Holdings Co., Ltd.	3,400	182,677
NOK Corp.	6,800	173,084
NSK Ltd.	3,000	35,420
NTN Corp.	30,000	132,486
NTT DOCOMO, Inc.	9,000	131,068
Oji Holdings Corp.	20,000	71,558
Oki Electric Industry Co., Ltd.	68,000	129,625
Omron Corp.	4,100	183,416
ORIX Corp.	2,700	33,974
Otsuka Holdings Co., Ltd.	9,900	296,814
Panasonic Corp.	25,300	297,995
Renesas Electronics Corp. †	4,400	29,607
Resona Holdings, Inc.	17,700	89,412
Rinnai Corp.	1,600	107,508
Rohm Co., Ltd.	3,400	204,861
Sanwa Holdings Corp.	18,000	125,481

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 32.6% (continued)
SCSK Corp.	2,500	$62,624
Seiko Epson Corp.	6,600	276,172
Seino Holdings Co., Ltd.	11,000	110,876
Sekisui Chemical Co., Ltd.	18,000	216,558
Seven & I Holdings Co., Ltd.	2,200	79,137
Shiga Bank Ltd./The	5,000	26,637
Sohgo Security Services Co., Ltd.	6,200	149,959
Sony Corp.	6,800	138,783
Square Enix Holdings Co., Ltd.	4,700	96,912
Sumitomo Heavy Industries Ltd.	23,000	123,717
Sumitomo Metal Mining Co., Ltd.	5,000	74,575
Suzuki Motor Corp.	6,500	194,788
T&D Holdings, Inc.	17,700	212,185
Taisei Corp.	34,000	192,848
Takashimaya Co., Ltd.	5,000	39,923
TDK Corp.	1,700	100,122
Tokai Tokyo Financial Holdings, Inc.	11,600	79,156
Tokyo Gas Co., Ltd.	27,000	145,683
Tosoh Corp.	25,000	120,222
TOTO Ltd.	6,000	69,796
Toyo Seikan Group Holdings Ltd.	6,800	84,466
Toyo Tire & Rubber Co., Ltd.	8,500	166,802
TS Tech Co., Ltd.	1,300	30,405
Yamada Denki Co., Ltd.	52,300	175,473
Yamaguchi Financial Group, Inc.	5,000	51,386
Yamaha Corp.	8,400	123,815
Yamaha Motor Co., Ltd.	10,900	218,080
Yokohama Rubber Co., Ltd./The	4,000	36,421
Zeon Corp.	3,000	26,911

		17,947,147

Netherlands - 6.2%
Aegon NV	27,328	205,397
Akzo Nobel NV	1,949	134,851
Heineken Holding NV	798	49,956
ING Groep NV CVA †	43,672	564,228
Koninklijke Ahold NV	17,213	305,924
Royal Dutch Shell PLC, A Shares	64,415	2,146,898

		3,407,254

Norway - 2.0%
DNB ASA	12,018	177,273
DNO ASA †	18,259	38,634
Gjensidige Forsikring ASA	6,284	102,539
Marine Harvest ASA	5,225	71,741
Norsk Hydro ASA	23,164	130,484
Statoil ASA	19,562	344,425
Telenor ASA	2,578	52,149
Yara International ASA	4,546	202,444

		1,119,689

Portugal - 0.6%
EDP - Energias de Portugal SA	52,849	204,929
Portucel SA	15,478	57,397
Sonae SGPS SA	33,946	41,782

		304,108

Singapore - 1.4%
ComfortDelGro Corp. Ltd.	58,000	113,501
Keppel Land Ltd.	20,000	51,523
Mapletree Commercial Trust REIT	51,000	54,273
Noble Group Ltd.	88,000	75,076
Olam International Ltd.	36,000	54,633
StarHub Ltd.	4,000	12,497

	SHARES	VALUE (Note 4)
Singapore - 1.4% (continued)
United Overseas Bank Ltd.	18,000	$332,173
Yangzijiang Shipbuilding Holdings Ltd.	60,000	54,373
Yanlord Land Group Ltd.	31,000	24,189

		772,238

South Africa - 0.1%
Mondi PLC	3,791	61,587

Spain - 4.1%
ACS Actividades de Construccion y Servicios SA	4,034	140,605
Amadeus IT Holding SA, A Shares	513	20,431
Banco de Sabadell SA	66,224	175,226
Banco Santander SA	102,071	856,694
Bankia SA †	36,048	53,493
Endesa SA	5,086	101,818
Ferrovial SA	6,840	135,214
Gas Natural SDG SA	7,094	178,206
Iberdrola SA	68,975	464,943
Telefonica SA	9,113	130,840

		2,257,470

Sweden - 2.9%
Electrolux AB, Series B	4,602	134,467
Husqvarna AB, B Shares	19,358	142,290
Investor AB, B Shares	11,216	407,790
Nordea Bank AB	16,795	194,415
Skandinaviska Enskilda Banken AB, Class A	23,095	293,273
Svenska Handelsbanken AB, A Shares	2,916	136,434
Telefonaktiebolaget LM Ericsson, B Shares	11,460	138,759
TeliaSonera AB	22,200	142,732

		1,590,160

Switzerland - 3.5%
Actelion Ltd. †	689	79,318
Adecco SA †	492	33,820
STMicroelectronics NV	3,816	28,531
Swiss Life Holding AG †	1,042	246,278
Swiss Re AG †	4,237	354,941
Swisscom AG	823	431,859
Zurich Insurance Group AG †	2,466	770,631

		1,945,378

United Kingdom - 7.4%
AstraZeneca PLC	7,394	522,244
BAE Systems PLC	15,044	110,020
BP PLC	84,380	535,608
BT Group PLC	38,021	236,493
Direct Line Insurance Group PLC	21,118	95,529
easyJet PLC	2,185	56,546
Fiat Chrysler Automobiles NV †	20,690	240,412
GKN PLC	20,749	110,442
HSBC Holdings PLC	15,916	150,402
ITV PLC	15,886	52,991
J Sainsbury PLC	31,011	118,421
Legal & General Group PLC	16,108	62,195
London Stock Exchange Group PLC	218	7,501
Marks & Spencer Group PLC	6,666	49,358
National Grid PLC	22,222	315,314
Next PLC	942	99,906
Old Mutual PLC	2,260	6,661
Prudential PLC	12,195	281,942
Rexam PLC	9,552	67,246

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR INTERNATIONAL CORE EQUITY FUND

	SHARES	VALUE (Note 4)
United Kingdom - 7.4% (continued)
RSA Insurance Group PLC †	5,686	$38,389
Shire PLC	3,881	275,163
Sky PLC	12,241	170,839
Travis Perkins PLC	1,527	43,953
Vodafone Group PLC	110,092	377,464
Whitbread PLC	166	12,285
William Hill PLC	7,569	42,531
WPP PLC	572	11,893

		4,091,748

TOTAL COMMON STOCKS
(cost $55,036,358)		53,223,372

EXCHANGE-TRADED FUNDS - 2.5%
iShares MSCI EAFE ETF (1)
(cost $1,423,259)	23,007	1,399,746

RIGHTS - 0.0% (a)

Italy - 0.0% (a)
GTECH SpA †
(cost $—)	2,437	—

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.2%
(cost $56,459,617)		54,623,118

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		444,407

NET ASSETS - 100.0%		$55,067,525

†	Non income-producing security.
(a)	Represents less than 0.05% of net assets.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,508,470	13.6%
Consumer Staples	2,590,259	4.7
Energy	5,563,001	10.1
Exchange-Traded Funds	1,399,746	2.5
Financials	16,555,369	30.1
Health Care	2,077,690	3.8
Industrials	6,217,344	11.3
Information Technology	4,177,325	7.6
Materials	2,405,389	4.4
Telecommunication Services	3,527,404	6.4
Utilities	2,601,121	4.7

Total Investments In Securities, At Value	54,623,118	99 .2
Other Assets in Excess of Liabilities	444,407	0 .8

Net Assets	$55,067,525	100.0%

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING CORE EQUITY FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 95.1%
Brazil - 5.9%
Banco Bradesco SA ADR (1)	18,400	$246,008
Banco do Brasil SA (1)	11,400	101,940
BRF SA ADR (1)	2,400	56,040
Centrais Eletricas Brasileiras SA (1)	23,100	50,403
Cia Energetica de Minas Gerais ADR (1)	18,500	91,945
Cia Paranaense de Energia ADR (1)	3,300	43,461
Estacio Participacoes SA (1)	5,700	51,077
Itau Unibanco Holding SA ADR (1)	21,210	275,942
JBS SA (1)	11,700	49,297
Kroton Educacional SA (1)	3,600	20,992
Petroleo Brasileiro SA ADR (1)	9,700	73,526
Porto Seguro SA (1)	5,400	61,756
Telefonica Brasil SA ADR (1)	7,200	127,296
Tim Participacoes SA ADR (1)	2,800	62,188

		1,311,871

Chile - 0.8%
Corpbanca SA (1)	4,095,109	49,176
Enersis SA ADR (1)	7,400	118,622

		167,798

China - 24.3%
AAC Technologies Holdings, Inc.	10,000	53,182
Agricultural Bank of China Ltd., H Shares	360,000	181,068
Anhui Conch Cement Co., Ltd., H Shares	25,500	94,410
ANTA Sports Products Ltd.	12,000	21,095
Bank of China Ltd., H Shares	959,000	538,257
Bank of Communications Co., Ltd., H Shares	222,000	206,409
BBMG Corp., H Shares	21,500	17,874
Beijing Capital International Airport Co., Ltd., H Shares	18,000	14,349
China CITIC Bank Corp. Ltd., H Shares	107,000	85,305
China Construction Bank Corp., H Shares	949,000	775,127
China Merchants Bank Co., Ltd., H Shares	80,500	200,940
China Minsheng Banking Corp. Ltd., H Shares	190,500	249,045
China National Building Material Co., Ltd., H Shares	48,000	46,305
China Petroleum & Chemical Corp. ADR (1)	4,300	348,343
China Shenhua Energy Co., Ltd., H Shares	19,500	57,543
China Telecom Corp. Ltd., H Shares	242,000	140,357
Chongqing Rural Commercial Bank Co., Ltd., H Shares	35,000	21,714
Datang International Power Generation Co., Ltd., H Shares	66,000	35,636
Dongfeng Motor Group Co., Ltd., H Shares	30,000	41,965
Evergrande Real Estate Group Ltd.	316,000	127,341
GOME Electrical Appliances Holding Ltd.	448,000	65,482
Haitian International Holdings Ltd.	8,000	16,767
Huadian Power International Corp. Ltd., H Shares	66,000	57,257
Huaneng Power International, Inc., H Shares	110,000	148,637

	SHARES	VALUE (Note 4)
China - 24.3% (continued)
Industrial & Commercial Bank of China Ltd., H Shares	931,000	$679,809
Jiangsu Expressway Co., Ltd., H Shares	16,000	19,050
Lenovo Group Ltd.	144,000	188,008
New China Life Insurance Co. Ltd., H Shares	27,700	138,994
PetroChina Co., Ltd. ADR (1)	4,000	443,840
PICC Property & Casualty Co., Ltd., H Shares	84,000	162,097
Ping An Insurance Group Co. of China Ltd., H Shares	7,500	75,942
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	15,964
Sino-Ocean Land Holdings Ltd.	108,000	60,894
Sinopharm Group Co., Ltd., H Shares	12,400	43,634
SOHO China Ltd.	27,000	19,043
Weichai Power Co., Ltd., H Shares	5,000	20,959

		5,412,642

Hong Kong - 8.9%
Belle International Holdings Ltd.	73,000	81,997
China Everbright Ltd.	20,000	47,327
China Mobile Ltd. ADR (1)	15,300	899,946
China Overseas Land & Investment Ltd.	36,000	106,496
China Resources Cement Holdings Ltd.	86,000	55,424
China Resources Power Holdings Co., Ltd.	52,000	132,638
China Taiping Insurance Holdings Co., Ltd. †	41,400	117,651
China Unicom Hong Kong Ltd.	92,000	123,293
CITIC Ltd.	11,000	18,727
Far East Horizon Ltd.	124,000	121,877
Franshion Properties China Ltd.	50,000	14,269
Guangdong Investment Ltd.	52,000	67,647
Haier Electronics Group Co., Ltd.	7,000	16,560
New World China Land Ltd.	116,000	68,588
Shimao Property Holdings Ltd.	46,000	101,872

		1,974,312

Hungary - 0.4%
OTP Bank PLC	2,553	36,826
Richter Gedeon Nyrt	3,196	43,040

		79,866

India - 2.9%
Infosys Ltd. ADR (1)	400	12,584
Reliance Industries Ltd. (BATS) GDR 144A (a)	1,349	37,649
Reliance Industries Ltd. GDR 144A (a)	1,464	41,337
Reliance Industries Ltd. GDR 144A (Luxembourg) (a)	1,181	32,960
State Bank of India GDR	5,834	287,212
Tata Motors Ltd. ADR (1)	4,900	207,172
Wipro Ltd. ADR (1)	1,800	20,376

		639,290

Indonesia - 2.9%
Adaro Energy Tbk PT	1,178,700	98,345
Astra Agro Lestari Tbk PT	31,200	60,964
Bank Mandiri Persero Tbk PT	62,600	54,439
Bank Negara Indonesia Persero Tbk PT	118,000	57,820

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Indonesia - 2.9% (continued)
Bank Rakyat Indonesia Persero Tbk PT	149,500	$140,527
Telekomunikasi Indonesia Persero Tbk PT	758,200	174,256
United Tractors Tbk PT	43,300	60,473

		646,824

Korea, Republic of - 15.2%
Amorepacific Corp. †	13	26,245
AMOREPACIFIC Group †	67	60,598
BS Financial Group, Inc. †	1,260	16,589
CJ CheilJedang Corp. †	144	40,127
CJ Corp. †	400	56,632
Coway Co., Ltd. †	1,424	108,582
Daewoo Engineering & Construction Co., Ltd. †	2,810	14,929
DGB Financial Group, Inc. †	1,030	10,588
Dongbu Insurance Co., Ltd. †	2,070	103,371
E-Mart Co., Ltd. †	270	49,966
GS Engineering & Construction Corp. †	470	9,841
Halla Visteon Climate Control Corp. †	1,142	50,313
Hana Financial Group, Inc.	1,712	49,583
Hankook Tire Co., Ltd. †	423	20,102
Hanwha Corp. †	510	14,419
Hanwha Life Insurance Co., Ltd. †	11,023	83,283
Hyosung Corp. †	273	16,942
Hyundai Development Co.-Engineering & Construction †	1,417	49,685
Hyundai Marine & Fire Insurance Co., Ltd. †	2,766	65,443
Hyundai Mipo Dockyard Co., Ltd. †	132	8,289
Hyundai Mobis Co., Ltd. †	115	24,604
Hyundai Motor Co. †	82	12,526
Hyundai Wia Corp. †	111	17,746
Industrial Bank of Korea †	3,547	45,375
KB Financial Group, Inc. †	1,952	63,819
KCC Corp.	26	12,258
Kia Motors Corp. †	2,934	139,412
Korea Electric Power Corp. †	2,695	103,847
Korea Investment Holdings Co., Ltd. †	778	34,210
Korea Zinc Co., Ltd. †	151	55,193
Korean Air Lines Co., Ltd. †	1,802	77,295
KT&G Corp. †	679	47,145
LG Chem Ltd. †	113	18,478
LG Corp. †	1,529	84,924
LG Display Co., Ltd. †	4,189	127,050
LG Innotek Co., Ltd. †	417	42,389
LG Uplus Corp. †	8,791	91,659
Mirae Asset Securities Co., Ltd. †	2,176	84,602
NCSoft Corp.	78	12,792
Samsung Card Co., Ltd. †	2,649	106,499
Samsung Electronics Co., Ltd. GDR 144A (a)	432	260,776
Samsung Electronics Co., Ltd.. GDR	521	312,729
Samsung Fire & Marine Insurance Co., Ltd. †	510	130,873
Shinhan Financial Group Co., Ltd. †	2,645	106,316
SK Holdings Co., Ltd. †	477	70,800
SK Hynix, Inc. †	5,656	241,712
SK Networks Co., Ltd. †	6,365	51,307
SK Telecom Co., Ltd. ADR (1)	6,000	162,060

		3,393,923

Malaysia - 1.1%
Genting Malaysia Bhd	23,900	27,753
MISC Bhd	24,400	50,342

	SHARES	VALUE (Note 4)
Malaysia - 1.1% (continued)
Telekom Malaysia Bhd	24,000	$47,115
Tenaga Nasional Bhd	21,500	84,677
YTL Corp. Bhd	85,100	38,665

		248,552

Mexico - 1.6%
America Movil SAB de CV, Class L ADR (1)	8,500	188,530
Arca Continental SAB de CV (1)†	5,400	34,163
Gruma SAB de CV, Class B (1)	6,400	68,244
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	5,300	33,308
OHL Mexico SAB de CV (1)†	17,800	32,997

		357,242

Peru - 0.2%
Credicorp Ltd. (1)	300	48,054

Poland - 2.0%
Bank Millennium SA	4,712	10,991
Enea SA	11,080	47,669
Energa SA	7,449	48,443
Getin Noble Bank SA †	15,617	9,610
KGHM Polska Miedz SA	2,732	83,285
Orange Polska SA	11,950	27,922
PGE Polska Grupa Energetyczna SA	19,341	102,260
Polskie Gornictwo Naftowe i Gazownictwo SA	41,378	51,601
Tauron Polska Energia SA	46,460	65,693

		447,474

Russia - 1.9%
MMC Norilsk Nickel OJSC ADR (1)	10,180	140,689
Mobile TeleSystems OJSC ADR (1)	10,700	76,826
Severstal PAO GDR	11,529	97,654
Tatneft OAO ADR	4,526	109,062

		424,231

South Africa - 6.2%
African Rainbow Minerals Ltd.	876	8,970
AngloGold Ashanti Ltd. ADR (1)†	7,500	65,250
Assore Ltd.	323	4,145
Barclays Africa Group Ltd.	4,976	77,809
Barloworld Ltd.	1,412	11,623
Bidvest Group Ltd./The	770	20,131
FirstRand Ltd.	23,671	102,903
Investec Ltd.	13,724	115,017
Liberty Holdings Ltd.	1,126	11,932
MMI Holdings Ltd.	20,139	52,241
MTN Group Ltd.	11,112	211,378
Nedbank Group Ltd.	1,031	22,079
Netcare Ltd.	16,800	54,904
Pick n Pay Stores Ltd.	9,979	45,130
Resilient Property Income Fund Ltd.	7,123	51,652
Sanlam Ltd.	14,676	88,310
Sappi Ltd. †	11,991	43,476
Sasol Ltd. ADR (1)	5,800	220,226
Standard Bank Group Ltd.	895	11,031
Steinhoff International Holdings Ltd.	28,243	144,486
Vodacom Group Ltd.	1,637	18,114

		1,380,807

South Korea - 0.4%
KT Corp. †	3,382	95,634

Taiwan - 14.6%
Acer, Inc. †	59,000	39,549

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING CORE EQUITY FUND

	SHARES	VALUE (Note 4)
Taiwan - 14.6% (continued)
Advanced Semiconductor Engineering, Inc.	126,000	$149,641
Asia Pacific Telecom Co., Ltd.	30,000	16,509
Asustek Computer, Inc.	8,000	87,288
AU Optronics Corp. †	274,000	139,073
Catcher Technology Co., Ltd.	15,000	115,837
Cathay Financial Holding Co., Ltd.	80,200	118,507
Chailease Holding Co., Ltd.	18,000	44,579
Chicony Electronics Co., Ltd.	11,000	30,631
China Motor Corp.	17,000	15,016
Compal Electronics, Inc.	29,000	20,250
CTBC Financial Holding Co., Ltd.	41,479	26,835
E.Sun Financial Holding Co., Ltd.	30,496	18,896
Farglory Land Development Co., Ltd.	8,000	9,512
First Financial Holding Co., Ltd.	28,890	16,940
Formosa Taffeta Co., Ltd.	12,000	11,840
Foxconn Technology Co., Ltd.	35,300	94,847
Fubon Financial Holding Co., Ltd.	91,000	144,847
Hon Hai Precision Industry Co., Ltd.	93,600	258,478
Innolux Corp.	187,000	90,379
Inotera Memories, Inc. †	74,000	116,106
Inventec Corp.	75,000	50,160
Kinsus Interconnect Technology Corp.	13,000	42,954
Largan Precision Co., Ltd.	1,000	74,856
MediaTek, Inc.	4,000	58,150
Novatek Microelectronics Corp.	8,000	44,705
Pegatron Corp.	59,000	134,859
Pou Chen Corp.	21,000	25,323
Powertech Technology, Inc. †	51,000	86,779
Quanta Computer, Inc.	25,000	62,279
Radiant Opto-Electronics Corp.	14,000	44,574
Realtek Semiconductor Corp.	16,000	53,133
Ruentex Industries Ltd.	8,000	16,776
Shin Kong Financial Holding Co., Ltd.	68,525	19,410
Siliconware Precision Industries Co., Ltd.	88,000	132,601
SinoPac Financial Holdings Co., Ltd.	46,474	19,044
Taishin Financial Holding Co., Ltd.	41,774	17,149
Taiwan Cement Corp.	39,000	53,315
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	23,800	532,644
Teco Electric and Machinery Co., Ltd.	15,000	14,183
Transcend Information, Inc.	4,000	12,412
United Microelectronics Corp. †	162,000	75,196
Wistron Corp.	33,000	29,730
WPG Holdings Ltd.	35,000	40,633
Zhen Ding Technology Holding Ltd.	18,000	48,017

		3,254,442

Thailand - 2.8%
Delta Electronics Thailand PCL NVDR	23,100	49,311
Kasikornbank PCL NVDR	20,600	142,474
Krung Thai Bank PCL NVDR	119,200	81,778
PTT Exploration & Production PCL NVDR	24,700	83,644
PTT Global Chemical PCL NVDR	2,100	3,258
PTT PCL NVDR	16,800	164,576
Siam Commercial Bank PCL (The) NVDR	9,600	52,874
Thai Union Frozen Products PCL NVDR	18,900	51,666

		629,581

Turkey - 3.0%
Eregli Demir ve Celik Fabrikalari TAS	25,749	48,990

	SHARES	VALUE (Note 4)
Turkey - 3.0% (continued)
TAV Havalimanlari Holding AS	9,371	$76,502
Tofas Turk Otomobil Fabrikasi AS	8,261	56,295
Turk Hava Yollari	13,549	55,672
Turk Telekomunikasyon AS	34,202	106,403
Turkcell Iletisim Hizmetleri AS †	12,384	75,573
Turkiye Garanti Bankasi AS	14,083	56,573
Turkiye Is Bankasi, Class C	20,247	58,219
Turkiye Sise ve Cam Fabrikalari AS	47,964	74,496
Turkiye Vakiflar Bankasi Tao, Class D	27,127	56,421

		665,144

TOTAL COMMON STOCKS (cost $21,620,828)		21,177,687

PREFERRED STOCKS - 1.5%

Brazil - 1.5%
AES Tiete SA (1)	12,600	85,890
Banco do Estado do Rio Grande do Sul SA, Series B (1)	6,900	37,638
Cia Energetica de Sao Paulo, Series B (1)	10,200	102,875
Itausa - Investimentos Itau SA (1)	30,200	106,680
Metalurgica Gerdau SA	2,100	8,927

TOTAL PREFERRED STOCKS (cost $368,380)		342,010

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI Emerging Markets ETF (1)
(cost $316,975)	8,244	323,907

MONEY MARKET FUNDS - 1.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $301,128)	301,128	301,128

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.5% (cost $22,607,311)		22,144,732

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		120,765

NET ASSETS - 100.0%		$22,265,497

†	Non income-producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of December 31, 2014.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MULTI-STYLE FUND, FORMERLY KNOWN AS THE AQR EMERGING CORE EQUITY FUND

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,177,113	5.3%
Consumer Staples	589,584	2.6
Energy	1,762,650	7.9
Exchange-Traded Funds	323,907	1.5
Financials	7,942,270	35.7
Health Care	157,542	0.7
Industrials	955,540	4.3
Information Technology	3,986,667	17.9
Materials	877,006	3.9
Telecommunication Services	2,645,061	11.9
Utilities	1,426,264	6.4
Money Market Funds	301,128	1.4

Total Investments	22,144,732	99.5
Other Assets in Excess of Liabilities	120,765	0.5

Net Assets	$22,265,497	100.0%

See notes to Schedule of Investments.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and applies the specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As of December 31, 2014, the Trust consists of twenty-nine active series, sixteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund, AQR U.S. Defensive Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund and AQR Emerging Core Equity Fund. The remaining active series are reported in a separate book. AQR Capital Management, LLC (“the Advisor”) serves as the investment advisor of each Fund.

The investment objective for the AQR Global Equity Fund, AQR International Equity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Emerging Momentum Fund, AQR Core Equity Fund, AQR Small Cap Core Equity Fund, AQR International Core Equity Fund and the AQR Emerging Core Equity Fund is to seek long-term capital appreciation. The investment objective for the AQR Emerging Defensive Equity Fund, AQR International Defensive Equity Fund and the AQR U.S. Defensive Equity Fund is to seek total return. The investment objective for the AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and the AQR Tax-Managed International Momentum Fund is to seek long-term after-tax capital appreciation.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED

AQR Global Equity Fund	Class I, Class N, Class Y and Class R6
AQR International Equity Fund	Class I, Class N, Class Y and Class R6
AQR Emerging Defensive Equity Fund	Class I, Class N and Class R6
AQR International Defensive Equity Fund	Class I, Class N and Class R6
AQR U.S. Defensive Equity Fund	Class I, Class N and Class R6
AQR Momentum Fund	Class L, Class N and Class R6
AQR Small Cap Momentum Fund	Class L, Class N and Class R6
AQR International Momentum Fund	Class L, Class N and Class R6
AQR Emerging Momentum Fund	Class L, Class N and Class R6
AQR Tax-Managed Momentum Fund	Class L, Class N and Class R6
AQR Tax-Managed Small Cap Momentum Fund	Class L, Class N and Class R6
AQR Tax-Managed International Momentum Fund	Class L, Class N and Class R6
AQR Core Equity Fund	Class L, Class N and Class R6
AQR Small Cap Core Equity Fund	Class L, Class N and Class R6
AQR International Core Equity Fund	Class L, Class N and Class R6
AQR Emerging Core Equity Fund	Class L, Class N and Class R6

Effective January 28, 2015, the Funds underwent name changes to more accurately reflect the investment objective and principle investment strategies of each Fund.

NAME – PRIOR TO NAME CHANGE	NAME – AFTER NAME CHANGE
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

3. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements are contracts that govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

Customer Account Agreements govern cleared derivatives transactions and exchange traded futures and options transactions. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing organization. Futures transactions require initial margin to be posted as required by each futures exchange. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure (net of existing collateral already in place (“initial margin”)) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments.

Futures Contracts: Certain Funds invest in futures contracts as part of their investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Upon the purchase of a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker will be made on a periodic basis as the prices of the instruments fluctuate. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Schedules of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as unrealized appreciation/depreciation. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined by the VC in accordance with the valuation procedures approved by the Funds’ Board of Trustees. The valuation procedures may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. The VC reviews, third party model prices against internal model prices. The VC reviews the results of back testing reports to the Funds’ Board of Trustees on the results of fair value determinations.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for identical or similar securities in non-active markets, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities (other than certain short-term investments maturing in less than 61 days) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost which approximates fair market value.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the “mid-market” price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Funds’ valuation inputs as presented on the Schedule of Investments:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$167,107,929	$102,232,702	$—	(a)	$269,340,631
Preferred Stocks†	—	383,152	—		383,152
Warrants†	—	51	—		51
Money Market Funds	—	22,302,736	—		22,302,736
Futures Contracts*	1,119,849	—	—		1,119,849
Forward Foreign Currency Exchange Contracts*	—	378,204	—		378,204

Total Assets	$168,227,778	$125,296,845	$—	(a)	$293,524,623

LIABILITIES
Total Return Swap Contracts*	—	(87,317)	—		(87,317)

Total Liabilities	$—	$(87,317)	$—		$(87,317)

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$—	$694,518,915	$—	(a)	$694,518,915
Preferred Stocks†	—	6,947,394	—		6,947,394
Rights†	—	92,252	—		92,252
Warrants†	—	200	—		200
Money Market Funds	—	51,811,760	—		51,811,760
Futures Contracts*	2,291,827	—	—		2,291,827
Forward Foreign Currency Exchange Contracts*	—	458,364	—		458,364

Total Assets	$2,291,827	$753,828,885	$—	(a)	$756,120,712

LIABILITIES
Total Return Swap Contracts*	—	(516,696)	—		(516,696)

Total Liabilities	$—	$(516,696)	$—		$(516,696)

AQR EMERGING DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$22,762,585	$50,508,371	$—		$73,270,956
Exchange-Traded Funds	5,918,999	—	—		5,918,999
Preferred Stocks†	53,455	—	—		53,455
Money Market Funds	—	46,664	—		46,664

Total Assets	$28,735,039	$50,555,035	$—		$79,290,074

AQR INTERNATIONAL DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$5,098,279	$21,372,976	$—		$26,471,255
Exchange-Traded Funds	467,738	—	—		467,738
Preferred Stocks†	—	155,544	—		155,544
Rights†	—	—	—	(a)	— (a)
Money Market Funds	—	305,937	—		305,937

Total Assets	$5,566,017	$21,834,457	$—	(a)	$27,400,474

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

AQR U.S. DEFENSIVE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$176,855,679	$—	$—	$176,855,679
Money Market Funds	—	3,713,209	—	3,713,209

Total Assets	$176,855,679	$3,713,209	$—	$180,568,888

LIABILITIES
Futures Contracts*	$(23,088)	$—	$—	$(23,088)

Total Liabilities	$(23,088)	$—	$—	$(23,088)

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$1,065,898,765	$—	$—	$1,065,898,765
Money Market Funds	—	5,526,808	—	5,526,808
Futures Contracts*	116,310	—	—	116,310

Total Assets	$1,066,015,075	$5,526,808	$—	$1,071,541,883

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$332,991,570	$446,740	$14,729	$333,453,039
Preferred Stocks	37,347	—	—	37,347
Rights	—	—	12,103	12,103
Money Market Funds	—	1,536,016	—	1,536,016
Futures Contracts*	87,846	—	—	87,846

Total Assets	$333,116,763	$1,982,756	$26,832	$335,126,351

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$56,281,277	$246,607,848	$—	$302,889,125
Preferred Stocks†	—	—	4,926	4,926
Rights†	—	30,896	—	30,896
Money Market Funds	—	11,665,938	—	11,665,938

Total Assets	$56,281,277	$258,304,682	$4,926	$314,590,885

LIABILITIES
Futures Contracts*	$(202,996)	$—	$—	$(202,996)

Total Liabilities	$(202,996)	$—	$—	$(202,996)

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

AQR EMERGING MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,727,945	$4,984,592	$—	$7,712,537
Exchange-Traded Funds	50,016	—	—	50,016
Preferred Stocks†	68,422	—	—	68,422
Money Market Funds	—	129,140	—	129,140

Total Assets	$2,846,383	$5,113,732	$—	$7,960,115

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$115,517,367	$—	$—	$115,517,367
Money Market Funds	—	1,326,041	—	1,326,041
Futures Contracts*	9,729	—	—	9,729

Total Assets	$115,527,096	$1,326,041	$—	$116,853,137

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks	$16,086,667	$26,700	$—		$16,113,367
Exchange-Traded Funds	1,107,187	—	—		1,107,187
Rights	—	—	—	(a)	—	(a)

Total Assets	$17,193,854	$26,700	$—	(a)	$17,220,554

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$12,069,355	$42,901,485	$—	$54,970,840
Exchange-Traded Funds	320,323	—	—	320,323
Rights†	—	3,404	—	3,404

Total Assets	$12,389,678	$42,904,889	$—	$55,294,567

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

AQR CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$417,795,620	$—	$—	$417,795,620
Money Market Funds	—	23,333,071	—	23,333,071

Total Assets	$417,795,620	$23,333,071	$—	$441,128,691

LIABILITIES
Futures Contracts*	$(284,771)	$—	$—	$(284,771)

Total Liabilities	$(284,771)	$—	$—	$(284,771)

AQR SMALL CAP CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$16,957,828	$26,664	$—		$16,984,492
Exchange-Traded Funds	176,992	—	—		176,992
Rights†	—	—	—	(a)	—	(a)
Money Market Funds	—	62,664	—		62,664

Total Assets	$17,134,820	$89,328	$—	(a)	$17,224,148

AQR INTERNATIONAL CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$7,246,102	$45,977,270		$—	$53,223,372
Exchange-Traded Funds	1,399,746	—		—	1,399,746
Rights†	—	—	(a)	—	—	(a)

Total Assets	$8,645,848	$45,977,270		$—	$54,623,118

AQR EMERGING CORE EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$5,014,921	$16,162,766	$—	$21,177,687
Exchange-Traded Funds	323,907	—	—	323,907
Preferred Stocks†	333,083	8,927	—	342,010
Money Market Funds	—	301,128	—	301,128

Total Assets	$5,671,911	$16,472,821	$—	$22,144,732

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended December 31, 2014, AQR Emerging Defensive Equity Fund, AQR Small Cap Core Fund, AQR Small Cap Momentum Fund and AQR Tax-Managed Small Cap Momentum Fund had two investments, three investments, three investments and two investments, respectively, which transferred levels between 1 and 2. There were no transfers of investments between levels for any of the remaining Funds.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

There were no Level 3 securities held at period end, except where noted in AQR Global Equity Fund, AQR International Equity Fund, AQR International Defensive Equity Fund, AQR Small Cap Momentum Fund, International Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund and AQR Small Cap Core Equity Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for each Fund.

†	Please refer to the Schedule of Investments to view securities segregated by country.
*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the unrealized appreciation (depreciation) of the instrument.
(a)	Security has zero value.

5. Federal Income Tax Matters

At December 31, 2014, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Global Equity Fund	$243,899,168	$54,364,994	$(6,237,592)	$48,127,402
AQR International Equity Fund	696,129,039	95,333,704	(38,092,222)	57,241,482
AQR Emerging Defensive Equity Fund	84,125,612	2,907,922	(7,743,460)	(4,835,538)
AQR International Defensive Equity Fund	27,031,771	2,426,280	(2,057,577)	368,703
AQR U.S. Defensive Equity Fund	149,113,499	32,398,176	(942,787)	31,455,389
AQR Momentum Fund	859,465,235	225,967,247	(14,006,909)	211,960,338
AQR Small Cap Momentum Fund	283,012,194	64,221,045	(12,194,734)	52,026,311
AQR International Momentum Fund	302,764,985	27,320,565	(15,494,665)	11,825,900
AQR Emerging Momentum Fund	8,299,379	264,367	(603,631)	(339,264)
AQR Tax-Managed Momentum Fund	103,387,386	15,610,507	(2,154,485)	13,456,022
AQR Tax-Managed Small Cap Momentum Fund	15,018,352	2,896,697	(694,495)	2,202,202
AQR Tax-Managed International Momentum Fund	54,965,489	3,811,128	(3,482,050)	329,078
AQR Core Equity Fund	419,335,777	27,827,345	(6,034,431)	21,792,914
AQR Small Cap Core Equity Fund	15,962,358	1,705,314	(443,524)	1,261,790
AQR International Core Equity Fund	56,577,682	2,212,522	(4,167,086)	(1,954,564)
AQR Emerging Core Equity Fund	22,729,021	684,151	(1,268,440)	(584,289)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sales deferrals.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

6. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at December 31, 2014 are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended December 31, 2014 are as follows:

	ASSETS				LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Global Equity Fund	$1,818,469	$33,044	$—	$698,620	$120,361	$—
AQR International Equity Fund	5,745,019	111,525	—	3,453,192	628,221	—
AQR U.S. Defensive Equity Fund	—	—	—	23,088	—	—
AQR Momentum Fund	116,310	—	—	—	—	—
AQR Small Cap Momentum Fund	87,846	—	—	—	—	—
AQR International Momentum Fund	—	—	—	202,996	—	—
AQR Tax-Managed Momentum Fund	9,729	—	—	—	—	—
AQR Core Equity Fund	—	—	—	284,771	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,841,226	—	—	1,463,022
AQR International Equity Fund	—	—	4,332,545	—	—	3,874,181

Netting:
AQR Global Equity Fund	(698,620)	(33,044)	(1,463,022)	(698,620)	(33,044)	(1,463,022)
AQR International Equity Fund	(3,453,192)	(111,525)	(3,874,181)	(3,453,192)	(111,525)	(3,874,181)

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	1,119,849	—	378,204	—	87,317	—
AQR International Equity Fund	2,291,827	—	458,364	—	516,696	—
AQR U.S. Defensive Equity Fund	—	—	—	23,088	—	—
AQR Momentum Fund	116,310	—	—	—	—	—
AQR Small Cap Momentum Fund	87,846	—	—	—	—	—
AQR International Momentum Fund	—	—	—	202,996	—	—
AQR Tax-Managed Momentum Fund	9,729	—	—	—	—	—
AQR Core Equity Fund	—	—	—	284,771	—	—

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for OTC derivative transactions. A number of each Fund’s derivative agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Schedule of Investments	December 31, 2014 (Unaudited)

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. New Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which improves the existing accounting and disclosure guidance on repurchase agreements and other transactions involving a transfer and a forward agreement to repurchase the transferred assets at a fixed price from the transferee to address application issues and changes in the marketplace and to ensure that investors obtain useful information about these transactions. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those periods. Management is currently assessing the impact of ASU 2014-11 but does not believe the adoption will have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no additional material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 24, 2015

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
February 24, 2015